UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable
Contract Account-11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	12/31/2011

Item 1 – Reports to Stockholders

The MEDLEY Program

ANNUAL REPORT • DECEMBER 31, 2011

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of each Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 800-458-6333 to obtain a description of the Account’s proxy voting policies and procedures. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov and on the Account’s website.

The Account’s Statement of Additional Information contains additional information about the Accounts’ Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential MEDLEY Program Table of Contents	Annual Report	December 31, 2011

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

The Prudential MEDLEY Program Letter to Participants	December 31, 2011

■	DEAR PARTICIPANT:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Committee Member of The Prudential Variable Contract Accounts 10 & 11. While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President and Committee Member of The Prudential Variable Contract Accounts 10 & 11 effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

I hope you find this annual report for the Prudential Variable Contract Accounts 10 & 11 informative. We recognize that ongoing market volatility may make it a difficult time for investors. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio, including investment funds consistent with your tolerance for risk, time horizon, and financial goals. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets. We encourage you to call your financial professional before making any investment decision.

Sincerely,

Stuart Parker
President,
The Prudential Variable Contract Accounts 10 & 11

January 31, 2012

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	December 31, 2011

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	1.9%
Apple, Inc.	1.8%
International Business Machines Corp.	1.0%
Chevron Corp.	1.0%
Microsoft Corp.	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Corporate Bonds	44.7%
Commercial Mortgage-Backed Securities	17.9%
Non-Residential Mortgage-Backed Securities	7.8%
Mortgage-Backed Securities	7.2%
Residential Mortgage-Backed Securities	4.0%

Equity
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.4%
Anadarko Petroleum Corp.	2.4%
American Express Co.	2.2%
National Oilwell Varco, Inc.	2.2%
Google, Inc. (Class A Stock)	1.9%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.4%
Exxon Mobil Corp.	2.4%
Chevron Corp.	1.6%
Microsoft Corp.	1.3%
AT&T, Inc.	1.3%

Global
Top Five Countries	(% of Net Assets	)
United States	46.9%
United Kingdom	13.5%
Japan	6.5%
France	5.0%
Germany	4.7%

Government Income
Allocation	(% of Net Assets	)
Mortgage-Backed Securities	41.3%
U.S. Treasury Securities	41.3%
Commercial Mortgage-Backed Securities	10.5%
Collateralized Mortgage Obligations	1.9%
U.S. Government Agency Obligations	1.8%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	3.5%
Apple, Inc.	3.2%
International Business Machines Corp.	1.9%
Chevron Corp.	1.8%
Microsoft Corp.	1.7%

VCA-10
Five Largest Holdings	(% of Net Assets	)
Wells Fargo & Co.	2.3%
Noble Energy, Inc.	2.2%
Smithfield Foods, Inc.	2.2%
Anadarko Petroleum Corp.	2.2%
Occidental Petroleum Corp.	2.1%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential MEDLEY Program — VCA-10 Capital Growth Account	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	1-Year	5-Year	10-Year	Since Inception
Capital Growth Account (VCA-10)[1]—Standard Contract	-7.41%	-1.95%	3.55%	N/A
Capital Growth Account (VCA-10)[1]—0.50% Contract	-6.95	-1.46	4.07	N/A
Capital Growth Account (VCA-10)[1]—0.45% Contract	N/A	N/A	N/A	-12.70%
S&P 500 Index	2.09	-0.25	2.92	-3.61

Past performance does not guarantee future returns. Account performance is net of investment fees and fund expenses. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

0.45% Contract inception: 4/1/2011. Unless noted otherwise, Index since inception returns reflect performance beginning the closest month-end date to the Account’s inception of the 0.45% contract.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2011, the value of the standard contract for the Prudential Variable Contract Account 10 (“VCA-10” or the “Account”) declined 7.41%, and the value of a contract with annual expenses of 0.50% declined 6.95%. Since inception on April 1, 2011 through December 31, 2011, the value of a contract with annual expenses of 0.45% declined 12.70%.

The Account’s investment object is long-term growth of capital. It is subadvised by Jennison Associates LLC.

On the back of solid fourth quarter performance, U.S. equity markets, as measured by the broad market indexes, eked out a positive return for 2011. The S&P 500 Index (the Index) rose 2.09% for the year, as seven out of the 10 major sectors in the index advanced. The exceptions were financials, materials, and industrials. There was however, significant disparity among sector performance, with utilities climbing nearly 20% and financials losing more than 16%. The Account posted a loss and underperformed the index. Stock selection proved detrimental in most sectors, but especially in energy, telecommunications services, materials, and information technology.

Some key detractors were in the financials sector. Concerns about potential litigation against Goldman Sachs related to allegations it misled clients by not disclosing its proprietary interest in certain collateralized debt transactions weighed on its share price. More recently an unexpectedly large loss in its Investing and Lending Segment and S&P’s downgrade of Goldman’s credit rating caused investor unease. Jennison continues to view Goldman as best in class and offers a compelling risk/reward opportunity amid a lackluster financial market landscape at its current valuation. Morgan Stanley was also a key detractor.

Other major detractors were in the materials sector. A strengthening dollar hurt gold mining stocks in general especially toward the end of the period and Freeport-McMoRan and Kinross declined in tandem. Jennison continues to like Freeport for its strong management team that has executed well operationally throughout the ups and downs of volatile commodity markets, as well as Kinross for its diverse production base.

Within telecommunications services, NII Holdings suffered outsized losses primarily due to fears of increasing competition in Brazil, one of its key markets, and also from ambiguity over its 3G rollout. Jennison is following recent competitive developments closely, and likes NII’s continued strong growth, and very capable management.

Notable contributors came from a variety of different sectors, led by information technology stock IAC/InterActive. The internet company has surpassed consensus expectations on a fairly regular basis and enjoyed faster growth than industry peers. Shares of consumer discretionary position H&R Block appreciated considerably earlier in the year, primarily on solid trends during tax season. Healthcare positions Pfizer and Shire, as well as Smithfield Foods from the consumer staples sector rounded out the Account’s key contributors.

The Account no longer holds positions in IAC/Interactive and H&R Block.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

[1]	The Account performance results are after the deduction of all expenses and contract charges, but not including the effect of any sales charges. The standard VCA-10 contract has total annual expenses (as a percentage of net assets) of 1.00%. Certain VCA-10 contracts include reduced administrative fees and have total annual expenses of either 0.50% or 0.45%. Performance of the VCA-10 contracts with reduced expenses will be higher than the performance of the standard VCA-10 contract. All total returns are for the periods indicated and are calculated based on changes in unit values.

[2]	The graph is based on the performance of the Standard Contract. Performance of the 0.50% Contract and the 0.45% Contract will be higher due to differences in the fee structure. All the Contracts include total annual expenses (as a percentage of net assets) of 1.00%, 0.50%, and 0.45%, respectively, which are reflected in the performance.

The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index.

For a complete list of holdings please see the Statement of Net Assets sections of this report.

Jennison Associates LLC is a registered investment advisor and Prudential Financial company.

FINANCIAL STATEMENTS OF

VCA-10

STATEMENT OF NET ASSETS

December 31, 2011

LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS — 97.2%	Shares	Value (Note 2)
Aerospace & Defense — 4.0%
Boeing Co. (The)	18,345	$1,345,606
Northrop Grumman Corp.	47,516	2,778,736
Precision Castparts Corp.	13,330	2,196,651

		6,320,993

Airlines — 1.5%
United Continental Holdings, Inc.(a)	120,497	2,273,778

Auto Components — 1.9%
Lear Corp.	74,201	2,953,200

Automobiles — 1.1%
General Motors Corp.(a)	82,489	1,672,052

Biotechnology — 1.4%
Celgene Corp.(a)	32,660	2,207,816

Capital Markets — 4.8%
Bank of New York Mellon Corp. (The)	74,244	1,478,198
Goldman, Sachs Group, Inc. (The)	24,364	2,203,237
Lazard Ltd. Cl. A	51,193	1,336,649
Morgan Stanley	167,573	2,535,379

		7,553,463

Chemicals — 4.5%
El du Pont de Nemours & Co.	21,329	976,442
Monsanto Co.	43,762	3,066,403
Mosaic Co. (The)	59,811	3,016,269

		7,059,114

Commercial Banks — 3.8%
PNC Financial Services Group, Inc.	41,569	2,397,284
Wells Fargo & Co.	130,496	3,596,470

		5,993,754

Communications Equipment — 1.0%
QUALCOMM, Inc.	28,936	1,582,799

Computers & Peripherals — 2.1%
Apple, Inc.(a)	8,032	3,252,960

Diversified Financial Services — 3.3%
Citigroup, Inc.	76,149	2,003,480
JPMorgan Chase & Co.	92,631	3,079,981

		5,083,461

Electronic Equipment & Instruments — 1.9%
Flextronics International, Ltd.(a)	528,445	2,990,999

Electronic Utilities — 1.4%
Exelon Corp.	51,708	2,242,576

Energy Equipment & Services — 3.1%
Halliburton Co.	65,330	2,254,538
National Oilwell Varco, Inc.	37,056	2,519,437

		4,773,975

Food & Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	40,473	2,418,666

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 7.7%
Bunge, Ltd.	56,736	$3,245,299
Kraft Foods, Inc.	70,501	2,633,917
Smithfield Foods, Inc.(a)	143,736	3,489,910
Tyson Foods, Inc. Cl. A	132,564	2,736,121

		12,105,247

Hotels, Restaurants & Leisure — 1.8%
International Game Technology	165,803	2,851,812

Independent Power Producers & Energy Traders — 2.0%
Calpine Corp.(a)	187,311	3,058,789

Insurance — 2.5%
Arch Capital Group, Ltd.(a)	35,975	1,339,349
MetLife, Inc.	84,262	2,627,289

		3,966,638

Internet Software & Services — 3.0%
Baidu, Inc.(a) ADR (China)	19,148	2,230,168
Google, Inc. Cl. A(a)	3,804	2,457,004

		4,687,172

IT Services — 1.5%
Mastercard Inc.	6,084	2,268,237

Machinery — 1.3%
Ingersoll-Rand PLC	69,029	2,103,314

Media — 5.4%
Comcast Corp.	134,654	3,192,646
Liberty Global, Inc. Ser. C(a)	61,134	2,416,016
Viacom, Inc.	63,233	2,871,410

		8,480,072

Metals & Mining — 3.6%
Freeport-McMoRan Copper & Gold, Inc.	56,594	2,082,093
Goldcorp, Inc.	38,332	1,696,191
Kinross Gold Corp.	163,324	1,861,894

		5,640,178

Oil, Gas & Consumable Fuels — 13.6%
Anadarko Petroleum Corp.	44,444	3,392,411
Hess Corp.	36,731	2,086,321
Marathon Oil Corp.	91,328	2,673,171
Marathon Petroleum Corp.	55,309	1,841,237
Noble Energy, Inc.	37,164	3,507,910
Occidental Petroleum Corp.	34,921	3,272,098
Suncor Energy, Inc.	85,052	2,452,049
Trident Resources Corp.CVR, Private Placement (original cost $1,639,692; purchased 6/30/2010)(a)(b)(c)	4,067	2,004,064

		21,229,261

Pharmaceuticals — 6.3%
Allergan, Inc.	25,418	2,230,175
Pfizer, Inc.	139,387	3,016,335
Sanofi ADR (France)	49,048	1,792,214
Shire PLC ADR (Ireland)	26,207	2,722,907

		9,761,631

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF

VCA-10

STATEMENT OF NET ASSETS

December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail — 0.3%
Union Pacific Corp.	3,776	$400,029

Semiconductors & Semiconductor Equipment — 1.1%
Maxim Integrated Products, Inc.	64,449	1,678,252

Software — 2.6%
Oracle Corp.	86,556	2,220,161
Salesforce.com, Inc.(a)	18,833	1,910,796

		4,130,957

Specialty Retail — 1.4%
Staples, Inc.	161,032	2,236,734

Textiles, Apparel & Luxury Goods — 2.3%
Lululemon Athletica Inc.(a)	33,725	1,573,608
Ralph Lauren Corp.	14,163	1,955,627

		3,529,235

Wireless Telecommunication Services — 3.5%
MetroPCS Communications, Inc.(a)	309,301	2,684,733
NII Holdings, Inc.(a)	127,827	2,722,715

		5,407,448

TOTAL COMMON STOCKS (Cost: $137,596,597)		151,914,612

RIGHT
	Units
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR, Private Placement, expiring 6/30/2015(a)(b)(c) (Cost: $0; purchase date 6/30/2010)	1,512	—

TOTAL LONG-TERM INVESTMENTS (Cost: $137,596,597)		$151,914,612

SHORT-TERM INVESTMENTS — 2.8%
Shares		Value (Note 2)
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(d) (Cost: $4,340,497)	4,340,497	$4,340,497

TOTAL INVESTMENTS — 100.0% (Cost: $141,937,094)		$156,255,109

LIABILITIES LESS, OTHER ASSETS
Dividends Receivable		$114,079
Receivable for Securities Sold		41,902
Payable for Securities Purchased		(47,304)
Payable for Pending Capital Transactions		(140,233)

LIABILITIES IN EXCESS OF OTHER ASSETS		(31,556)

NET ASSETS — 100%		$156,223,553

NET ASSETS, representing:
Equity of Participants		$156,211,816
Equity of The Prudential Insurance Company of America		11,737

		$156,223,553

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $1,639,692. The aggregate value of $2,004,064 is approximately 1.4% of net assets.

(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

ADR	American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF

VCA-10

STATEMENT OF NET ASSETS

December 31, 2011

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2—other	significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$149,910,548	$—	$2,004,064
Right	—	—	—
Affiliated Mutual Funds	4,340,497	—	—

Total	$154,251,045	$—	$2,004,064

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2010	$2,265,850
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(261,786)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/2011	$2,004,064

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 were as follows:

Oil, Gas & Consumable Fuels	13.6%
Food Products	7.7
Pharmaceuticals	6.3
Media	5.4
Capital Markets	4.8
Chemicals	4.5
Aerospace and Defense	4.0
Commercial Banks	3.8
Metals & Mining	3.6
Wireless Telecommunication Services	3.5
Diversified Financial Services	3.3
Energy Equipment & Services	3.1
Internet Software & Services	3.0
Affiliated Money Market Mutual Fund	2.8
Software	2.6
Insurance	2.5
Textiles, Apparel & Luxury Goods	2.3
Computers and Peripherals	2.1
Independent Power Producers & Energy Traders	2.0
Auto Components	1.9
Electronic Equipment & Instruments	1.9
Hotels, Restaurants & Leisure	1.8
Airlines	1.5

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF
VCA-10

STATEMENT OF NET ASSETS

December 31, 2011

Food & Staples Retailing	1.5%
IT Services	1.5
Specialty Retail	1.4
Electronic Utilities	1.4
Biotechnology	1.4
Machinery	1.3
Semiconductors & Semiconductor Equipment	1.1
Automobiles	1.1
Communications Equipment	1.0
Road & Rail	0.3

100.0
Liabilities in excess of other assets	0.0 *

100.0%

*	Less than 0.005%.

The Account invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Account’s financial position and financial performance as reflected in the Statement of Net Assets and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2011 as presented in the Statement of Net Assets:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—	*	—	$—

*	Includes one security with a fair value of $0.

For the year ended December 31, 2011, the Account did not have any realized gain or (loss) on derivatives recognized in income.

For the year ended December 31, 2011, the Account did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF

VCA-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $1,502 foreign withholding tax)	$2,537,520
Affiliated Dividend Income	3,825
Total Income	2,541,345
EXPENSES
Fees Charged to Participants for Investment Management Services	(442,929)
Fees Charged to Participants for Administrative Expenses	(1,270,222)
Total Expenses .	(1,713,151)
NET INVESTMENT INCOME	828,194
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Transactions	13,028,100
Net Change in Unrealized Appreciation (Depreciation) on Investments	(26,495,327)
NET LOSS ON INVESTMENTS	(13,467,227)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,639,033)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
OPERATIONS
Net Investment Income	$828,194	$1,233,529
Net Realized Gain on Investment Transactions	13,028,100	8,983,601
Net Change In Unrealized Appreciation (Depreciation) on Investments	(26,495,327)	8,941,510
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,639,033)	19,158,640
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	17,515,149	4,853,154
Withdrawals and Transfers Out	(34,097,838)	(20,614,741)
Annual Account Charges Deducted from Participants’ Accounts	(24,271)	(25,734)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(16,606,960)	(15,787,321)
NET INCREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	68,084	10,771
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,177,909)	3,382,090
NET ASSETS
Beginning of year	185,401,462	182,019,372
End of year	$156,223,553	$185,401,462

Accumulation Unit Values and Equity Of Participants as of December 31, 2011
Standard Contract:
Accumulation Unit Value and Equity Of Participants, $144,013,394 / 15,386,298 outstanding Accumulation Units	$9.3598

0.50% Contract:
Accumulation Unit Value and Equity Of Participants, $2,070,165 / 204,673 outstanding Accumulation Units	$10.1145

0.45% Contract:
Accumulation Unit Value and Equity Of Participants, $10,128,257 / 1,000,911 outstanding Accumulation Units	$10.1190

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR

VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the period)

	Period Ended December 31, 2011
	Standard Contract	0.50% Contract	0.45% Contract†
Investment Income	$.1448	$.1559	$.1203
Expenses
Investment management fee	(.0250)	(.0270)	(.0200)
Administrative expenses	(.0749)	(.0270)	(.0160)
Net Investment Income	.0449	.1019	.0843
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	(.7945)	(.8579)	(1.5558)
Net Increase (Decrease) in Accumulation Unit Value	(.7496)	(.7560)	(1.4715)
Accumulation Unit Value
Beginning of period	10.1094	10.8705	11.5905
End of period	$9.3598	$10.1145	$10.1190
Total Return**	(7.41%)	(6.95%)	(12.70%)
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45%††
Ratio of Net Investment Income To Average Net Assets***	.44%	.94%	1.03%††
Portfolio Turnover Rate	56%	56%	56%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	15,386	205	1,001

†	Inception Date — April 1, 2011.
††	Annualized.

	Year Ended December 31,
	2010	2009	2008	2007
Investment Income	$.1531	$.1215	$.1628	$.1753
Expenses
Investment management fee	(.0227)	(.0186)	(.0226)	(.0274)
Administrative expenses	(.0678)	(.0557)	(.0677)	(.0821)
Net Investment Income	.0626	.0472	.0725	.0658
Capital Changes
Net realized and unrealized gain (loss) on investment transactions	.9846	2.8854	(4.8662)	.5349
Net Increase (Decrease) in Accumulation Unit Value	1.0472	2.9326	(4.7937)	.6007
Accumulation Unit Value
Beginning of year	9.0708	6.1382	10.9319	10.3312
End of year	$10.1180	$9.0708	$6.1382	$10.9319
Total Return**	11.54%	47.78%	(43.85%)	5.81%
Ratio of Expenses To Average Net Assets***	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.69%	1.00%	1.01%	.60%
Portfolio Turnover Rate	70%	62%	81%	65%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	18,330	20,072	21,633	24,945

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-10 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-10 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Account’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter to assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at fair value.

Rights:    The Account may hold rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such rights are held as long positions by the Account until exercised, sold or expired. Rights are valued at fair value in accordance with the Committee Members’ approved fair valuation procedures.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

VCA-10 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

Note 4:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2011, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $98,241,571 and $105,542,598, respectively.

Investment in the Core Fund:    The Account invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2011 and December 31, 2010, respectively, are as follows:

Standard Contracts	Units	Amount
Year ended December 31, 2011:
Account units issued	499,673	$5,016,579
Account units redeemed	(3,237,565)	(33,240,098)

Net increase (decrease) in units outstanding	(2,737,892)	$(28,223,519)

0.50% Contracts	Units	Amount
Year ended December 31, 2011:
Account units issued	25,294	$270,939
Account units redeemed	(25,983)	(272,165)

Net increase (decrease) in units outstanding	(689)	$(1,226)

0.45% Contracts
Period ended December 31, 2011:
Account units issued	1,054,937	$12,227,631
Account units redeemed	(54,026)	(585,575)

Net increase (decrease) in units outstanding	1,000,911	$11,642,056

Year Ended December 31,
2010
Units issued	530,845
Units redeemed	(2,273,297)
Net increase (decrease)	(1,742,452)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the year ended December 31, 2011, $385,475 in participant loans were withdrawn from VCA-10 and $173,744 of principal and interest was repaid to VCA-10. For the year ended December 31, 2010, $378,509 in participant loans were withdrawn from VCA-10 and $156,993 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the year ended December 31, 2011, PICA has advised the Account that it received $2,245 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8.	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not yet been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE COMMITTEE AND PARTICIPANTS OF THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-10 (the “Account”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 28, 2012

The Prudential MEDLEY Program — VCA-11 Money Market Account	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	7-Day Current Net Yield	1-Year	5-Year	10-Year	Since Inception
VCA-11 Money Market Account[1]—Standard Contract	-0.80%	-0.78%	0.93%	1.27%	N/A
VCA-11 Money Market Account—0.50% Contract	-0.30	-0.29	1.43	1.78	N/A
VCA-11 Money Market Account—0.45% Contract	-0.25	N/A	N/A	N/A	-0.19%
Citigroup 3-Month Treasury Bill Index	N/A	0.08	1.36	1.85	0.04

Past performance does not guarantee future returns. Account performance is net of investment fees and fund expenses. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

The yield quotation more closely reflects the current earnings of the Account than the total return quotation. 0.45% contract inception: 4/1/2011. Unless noted otherwise, Index since inception returns reflect performance beginning the closest month-end date to the Account’s inception of the 0.45% contract.

MONEY MARKET ACCOUNT

ONE-YEAR TOTAL RETURN FOR THE

PAST 10 YEARS2

For the year ended December 31, 2011, the value of the standard contract for the Prudential Variable Contract Account 11 (“VCA-11” or the “Account”) declined 0.78%, and the value of a contract with annual expenses of 0.50% declined 0.29%. Since inception on April 1, 2011 through December 31, 2011, the value of a contract with annual expenses of 0.45% declined 0.19%.

The Account’s Standard Contracts, 0.50% Contracts and 0.45% Contracts underperformed the Citigroup Three-Month U.S. Treasury Bill Index, which returned 0.08% in 2011. On December 31, 2011, the 7-day current net yield was -0.80% for the Standard Contract, -0.30% for the 0.50% Contract, and -0.25% for the 0.45% Contract.

The Account’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. It is subadvised by Prudential Fixed Income, a unit of Prudential Investment Management, Inc.

The seven-day current yields of the Account remained slightly above zero throughout the period. The low level of yields reflected the extraordinary accommodative monetary policy of the Federal Reserve (the Fed), which kept its target for the federal funds rate between zero and a quarter percentage point in an effort to stimulate economic growth in the United States. Moreover, Fed policymakers signaled in August their intent to keep short-term rates near zero at least through mid-2013. (Shortly after the reporting period ended, the Fed announced it expects economic conditions will likely warrant that the federal funds rate remains at exceptionally low levels through at least late 2014.)

The investment environment was largely dominated by growing concerns about an ongoing sovereign-debt crisis in the euro zone rather than developments in the United States, where the economy began to show modest signs of improvement late in the year. Despite repeated efforts, the European Union, European Central Bank, and International Monetary Fund failed to come up with a viable solution to the euro zone crisis, which worsened during the summer of 2011.

The Account adopted an increasingly conservative investment strategy, especially as it pertained to European banks, in which it largely limited its purchases to money market securities that matured in three months or less. It boosted its participation in very short-term transactions known as repurchase agreements, which are collateralized by U.S. Treasury securities or federal agency securities. It also increased its outright purchases of U.S. government securities. Standard & Poor’s affirmed the short-term credit rating of the United States at A-1+ but it downgraded the nation’s long-term rating to AA+ from AAA in August. This occurred after a battle over the budget and debt ceiling produced insufficient savings to stabilize the government debt trajectory.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

[1]	The Account performance results are after the deduction of all expenses and contract charges, but not including the effect of any sales charges. The standard VCA-11 contract has total annual expenses (as a percentage of net assets) of 1.00%. Certain VCA-11 contracts include reduced administrative fees and have total annual expenses of either 0.50% or 0.45%. Performance of the VCA-11 contracts with reduced expenses will be higher than the performance of the standard VCA-11 contract. All total returns are for the periods indicated and are calculated based on changes in unit values.

[2]	The graph is based on the performance of the Standard Contract. Performance of the 0.50% Contract and the 0.45% Contract will be higher due to differences in the fee structure. All the Contracts include total annual expenses (as a percentage of net assets) of 1.00%, 0.50%, and 0.45%, respectively, which are reflected in the performance.

The Citigroup 3-Month Treasury Bill Index is an index whereby equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over and reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. Investors cannot invest directly in an index.

For current yields on the Money Market Account, please call (800) 458-6333. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Account.

For a complete list of holdings, refer to the Statement of Net Assets section of this report.

Prudential Investment Management, Inc. is a registered investment advisor and Prudential Financial company.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

December 31, 2011

SHORT TERM INVESTMENTS — 100.1%	Principal Amount (000)	Value (Note 2)

Certificates of Deposit — 14.8%
Bank of Nova Scotia (Scotiabank)(b) 0.426%, 5/10/2012	$500	$500,000
Branch Banking & Trust Company 0.23%, 3/19/2012	500	500,000
DNB NOR BANK ASA 0.52%, 3/12/2012	400	400,000
Nordea Bank Finland PLC(b) 0.682%, 2/3/2012	300	300,073
Norinchukin BK NY. 0.31%, 1/3/2012	500	500,000
RaboBank Nederland NV(b) 0.57%, 4/20/2012	425	424,973
Royal Bank of Canada(b) 0.328%, 2/14/2012	500	500,000
State Street Bank & Trust 0.12%, 1/17/2012	800	800,000
Sumitomo Mitsui Banking Corp. 0.21%, 1/5/2012	200	199,998
0.39%, 2/9/2012	264	263,997
0.32%, 1/17/2012	500	500,000
Svenska Handelsbanken AB 0.35%, 1/12/2012	800	800,000

		5,689,041

Commercial Paper — 24.3%
ABN AMRO Fundings USA LLC. 144A(a) 0.47%, 1/9/2012	500	499,941
AXA Financial Inc., 144A(a) 0.35%, 1/4/2012	500	499,981
Barclays BK PLC Corp.(a) 0.42%, 2/10/2012	1,000	999,522
BHP Billiton Finance Ltd. 144A(a) 0.20%, 2/15/2012	500	499,872
Cargill Global Funding PLC. 144A(a) 0.08%, 1/13/2012	500	499,986
Commonwealth Bank of Australia. 144A(a) 0.30%, 1/17/2012	400	399,943
0.30%, 6/22/2012	300	299,891
Electricite De France 144A(a) 0.30%, 1/5/2012	500	499,979
GDF Suez, 144A(a) 0.22%, 1/10/2012	500	499,969
HSBC Bank USA, Inc.(a) 0.15%, 1/12/2012	500	499,975
0.40%, 1/18/2012	250	249,950
Old Line Funding LLC, 144A(a) 0.22%, 2/9/2012	500	499,878
RaboBank USA Financial Corp(a) 0.35%, 1/13/2012	500	499,937
Schlumberger Holdings Corp., 144A(a) 0.10%, 1/17/2012	500	499,976
Skandinaviska Enskilada Banken AB, 144A(a) 0.58%, 3/1/2012	500	499,509

SHORT TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

Standard Chartered Bank, 144A(a) 0.47%, 2/10/2012	$500	$499,732
Swedbank AB(a) 0.43%, 1/13/2012	900	899,860
US Bank National Association(a) 0.15%, 1/17/2012	500	500,000

		9,347,901

Other Instruments — Agency Bonds — 4.6%
Bank of America Corp.
Gtd., FDIC Notes, MTN 3.125%, 6/15/2012,	564	571,363
2.10%, 4/30/2012,	692	696,539
Pooled Funding Trust.
Gtd., FDIC. Notes, 2.625%, 3/30/2012	500	503,092

		1,770,994

Other Instruments — Corporate Bonds — 1.3%
Toyota Motor Credit Corp. 0.603%, 10/18/2012(b)	250	250,000
0.650%, 11/9/2012(b)	250	250,000

		500,000

U.S. Government Agencies — 25.8%
Federal Home Loan Bank 0.03%, 1/20/2012	500	499,992
0.278%, 1/30/2012	500	499,938
0.12%, 1/30/2012	500	499,991
0.03%, 3/16/2012	500	499,968
0.20%, 5/11/2012	500	499,958
0.00%, 5/15/2012	480	479,710
0.16%, 6/15/2012	500	499,629
Federal Farm Credit Bank 0.181%, 2/22/2012(b)	150	149,976
Fannie Mae 0.15%, 1/17/2012(a)	1,000	999,929
0.10%, 2/13/2012(a)	500	499,939
0.10%, 3/1/2012(a)	500	499,915
0.00%, 4/16/2012(b)	500	499,955
0.00%, 5/7/2012(b)	500	499,893
0.10%, 6/1/2012(a)	1,000	999,575
0.312%, 8/23/2012(a)	600	600,238
Freddie Mac 0.243%, 2/16/2012	500	500,014
0.00%, 4/25/2012(a)	500	499,951
0.10%, 6/6/2012(a)	300	299,868
1.75%, 6/15/2012	400	402,974

		9,931,413

U.S. Treasury Obligations — 8.8%
U.S. Treasury Bill 0.04%, 1/5/2012	500	499,997
0.03%, 1/5/2012	500	499,998
0.05%, 1/12/2012(a)	500	499,992

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

December 31, 2011

SHORT TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

U.S. Treasury Obligations (continued)
U.S. Treasury Note 0.875%, 1/31/2012	$500	$500,238
1.875%, 6/15/2012	500	504,085
4.125%, 8/31/2012	500	513,347
U.S. Treasury Strip 0.00%, 2/15/2012	400	399,964

		3,417,621

Repurchase Agreements(c) — 20.5%
BNP Paribas Securities Corp. 0.10%, dated 12/27/2011, due 1/3/2012 in the amount of $1,000,019 (cost $1,000,000; the value of the collateral including accrued interest was $1,020,000)	1,000	1,000,000
Deutsche Bank Securities 0.08%, dated 12/27/2011, due 1/3/2012 in the amount of $1,000,015 (cost $1,000,000; the value of the collateral including accrued interest was $1,021,503)	1,000	1,000,000
Deutsche Bank Securities 0.05%, dated 12/28/2011, due 1/4/2012 in the amount of $1,000,010 (cost $1,000,000; the value of the collateral including accrued interest was $1,023,119)	1,000	1,000,000
Deutsche Bank Securities 0.06%, dated 12/29/2011, due 1/5/2012 in the amount of $1,000,012 (cost $1,000,000; the value of the collateral including accrued interest was $1,021,107)	1,000	1,000,000
Goldman Sachs & Co. 0.14%, dated 12/15/2011, due 1/5/2012 in the amount of $1,000,082 (cost $1,000,000; the value of the collateral including accrued interest was $1,020,000)(d)	1,000	1,000,000
Goldman Sachs & Co. 0.09%, dated 12/28/2011, due 1/4/2012 in the amount of $1,000,018 (cost $1,000,000; the value of the collateral including accrued interest was $1,020,000)	1,000	1,000,000

SHORT TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

Repurchase Agreements (continued)
HSBC Securities (USA) Inc. 0.05%, dated 12/30/2011, due 1/3/2012 in the amount of $901,005 (cost $901,000; the value of the collateral including accrued interest was $923,870)	$901	$901,000
UBS Securities LLC. 0.02%, dated 12/30/2011, due 1/3/2012 in the amount of $1,000,002 (cost $1,000,000; the value of the collateral including accrued interest was $1,020,110)	1,000	1,000,000

		7,901,000

TOTAL INVESTMENTS — 100.1% (Cost: $38,557,970)		$38,557,970

LIABILITIES LESS, OTHER ASSETS — (0.1%)
Interest Receivable		20,068
Cash		100
Payable for Pending Capital Transactions		(43,662)

LIABILITIES IN EXCESS OF OTHER ASSETS		(23,494)

NET ASSETS — 100%		$38,534,476

NET ASSETS, representing:
Equity of Participants		$38,516,210
Equity of The Prudential Insurance Company of America		18,266

		$38,534,476

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FMAC	Freddie Mac
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2011.

(c)	Repurchase agreements are collateralized by FMAC (7.0%, 3/1/2039), FNMA (1.0%-6.0%, 7/15/2014-5/1/2041), GNMA (6.5%, 7/15/2037) and U.S. Treasury Notes (3.625%, 2/15/2021).

(d)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

December 31, 2011

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$5,689,041	$—
Commercial Paper	—	9,347,901	—
Repurchase Agreements	—	7,901,000	—
Other Instruments – Agency Bonds	—	1,770,994	—
Other Instruments – Corporate Bonds	—	500,000	—
U.S. Government Agencies	—	9,931,413	—
U.S. Treasury Obligations	—	3,417,621	—

Total	$—	$38,557,970	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage on net assets as of December 31, 2011 were as follows:

U.S. Government Agencies	25.8%
Commercial Paper	24.3
Repurchase Agreements	20.5
Certificates of Deposit	14.8
U.S. Treasury Obligations	8.8
Other Instruments – Agency Bonds	4.6
Other Instruments – Corporate Bonds	1.3

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Unaffiliated Interest Income	$83,731
Total	83,731
EXPENSES
Fees Charged to Participants for Investment Management Services	(98,718)
Fees Charged to Participants for Administrative Expenses	(289,431)
Total Expenses	(388,149)
NET INVESTMENT LOSS	(304,418)
Realized Gain on Investment Transactions	856
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(303,562)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
OPERATIONS
Net Investment Loss	$(304,418)	$(322,170)
Net Realized Gain on Investment Transactions	856	662
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(303,562)	(321,508)
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	6,296,546	5,120,684
Withdrawals and Transfers Out	(10,401,503)	(11,369,807)
Annual Account Charges Deducted from Participants’ Accounts	(19,612)	(21,394)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(4,124,569)	(6,270,517)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(2,822)	(2,430)
TOTAL DECREASE IN NET ASSETS	(4,430,953)	(6,594,455)
NET ASSETS
Beginning of year	42,965,429	49,559,884
End of year	$38,534,476	$42,965,429

Accumulation Unit Values and Equity Of Participants as of December 31, 2011
Standard Contract:
Accumulation Unit Value and Equity Of Participants, $35,146,920 / 10,650,257 outstanding Accumulation Units	$3.3001

0.50% Contract:
Accumulation Unit Value and Equity Of Participants, $1,749,861 / 494,838 outstanding Accumulation Units	$3.5362

0.45% Contract:
Accumulation Unit Value and Equity Of Participants, $1,619,429 / 457,745 outstanding Accumulation Units	$3.5378

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the period)

	Period Ended December 31, 2011
	Standard Contract	0.50% Contract	0.45% Contract†
Investment Income	$.0070	$.0073	$.0051
Expenses
Investment management fee	(.0083)	(.0088)	(.0067)
Administrative expenses	(.0248)	(.0088)	(.0053)
Net Investment Income	(.0261)	(.0103)	(.0069)
Capital Changes
Net realized gain (loss) on investment transactions	.0001	.0001	.0000	*
Net Increase (Decrease) in Accumulation Unit Value	(.0260)	(.0102)	(.0069)
Accumulation Unit Value
Beginning of period	3.3261	3.5464	3.5447
End of period	$3.3001	$3.5362	$3.5378
Total Return**	(.78%)	(.29%)	(.19%)
Ratio of Expenses To Average Net Assets***	1.00%	.50%	.45	%††
Ratio of Net Investment Income To Average Net Assets***	(.79%)	(.29%)	(.23	%)††
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	10,650	495	458

†	Inception Date — April 1, 2011.
††	Annualized.
*	Less than $.00005

	Year Ended December 31,
	2010	2009	2008	2007
Investment Income	$.0136	$.0239	$.1010	$.1735
Expenses
Investment management fee	(.0083)	(.0084)	(.0083)	(.0080)
Administrative expenses	(.0249)	(.0251)	(.0250)	(.0235)
Net Increase (Decrease) in Accumulation Unit Value	(.0196)	(.0096)	.0677	.1420
Accumulation Unit Value
Beginning of year	3.3520	3.3616	3.2939	3.1519
End of year	$3.3324	$3.3520	$3.3616	$3.2939
Total Return**	(.58%)	(.29%)	2.06%	4.51%
Ratio Of Expenses To Average Net Assets***	1.00%	1.00%	1.00%	1.00%
Ratio Of Net Investment Income (Loss) To Average Net Assets***	(.71%)	(.30%)	2.00%	4.39%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	12,886	14,777	16,736	16,560

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude PICA’s equity in VCA-11.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

PICA issues standard VCA-11 contracts (the “Standard Contracts”), with total annual expenses of 1.00% (as a percentage of net assets). It also issues contracts with lower administrative expenses where warranted by economies of scale and the expense characteristics of the Contract-holder’s retirement arrangement. Prior to January 1, 2011, PICA issued standard contracts and contracts with annual expenses of 0.50% (as a percentage of net assets) (the “0.50% contracts”). The Accumulation Units Values were previously shown on a combined basis. During 2011, PICA issued VCA-11 contract with annual expenses of 0.45% (as a percentage of net assets) (the “0.45% contracts”). The financial statements now show separate Accumulation Units Values for each type of contract.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’

performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

VCA-11 is subject to fees for investment management and administration services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

Standard contracts have an effective annual rate of up to 1.00% of the current value of the Participant’s equity of which 0.75% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.50% contracts have an effective annual rate of up to 0.50% of the current value of the Participant’s equity of which 0.25% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services. The 0.45% contracts have an effective annual rate of up to 0.45% of the current value of the Participant’s equity of which 0.20% is paid to PICA for administrative expenses not provided by the annual account charge, and 0.25% is paid to PI, is for investment management services.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2011 and December 31, 2010, are as follows:

Standard Contracts	Units	Amount
Year ended December 31, 2011:
Account units issued	1,159,884	$3,842,466
Account units redeemed	(3,027,129)	(10,020,696)

Net increase (decrease) in units outstanding	(1,867,245)	$(6,178,230)

0.50% Contracts
Year ended December 31, 2011:
Account units issued	173,352	$613,671
Account units redeemed	(47,164)	(167,056)

Net increase (decrease) in units outstanding	126,188	$446,615

0.45% Contracts
Period ended December 31, 2011:
Account units issued	518,078	$1,836,409
Account units redeemed	(60,333)	(213,751)

Net increase (decrease) in units outstanding	457,745	$1,622,658

Year Ended December 31,
2010
Units issued	1,519,347
Units redeemed	(3,410,606)
Net increase (decrease)	(1,891,259)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed.

For the year ended December 31, 2011, $108,715 in participant loans were withdrawn from VCA-11 and $117,979 of principal and interest was repaid to VCA-11. For the year ended December 31, 2010, $214,360 in participant loans were withdrawn from VCA-11 and $145,249 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the year ended December 31, 2011, PICA has advised the Account that it received $1,837 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not yet been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE COMMITTEE AND PARTICIPANTS OF THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-11 (the “Account”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 28, 2012

THE VCA 10 AND VCA 11 COMMITTEES AND OFFICERS

MANAGEMENT OF VCA 10 AND VCA 11 (Unaudited)

VCA 10 and VCA 11 are managed by The Prudential Variable Contract Account 10 Committee and The Prudential Variable Contract Account 11 Committees (the VCA Committees). The members of the VCA Committees are elected by the persons having voting rights in respect of the VCA 10 Account and the VCA 11 Account. The affairs of the Accounts are conducted in accordance with the Rules and Regulations of the Accounts.

Information pertaining to the Committee Members of VCA 10 and VCA 11 (hereafter referred to as Board Members) is set forth below. Board Members who are not deemed to be “interested persons” of VCA 10 and VCA 11 as defined in the Investment Company Act of 1940 are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of VCA 10 and VCA 11 are referred to as “Interested Board Members.” “Fund Complex” consists of VCA 10 and VCA 11 and any other investment companies managed by PI. VCA 10 and VCA 11 are also referred to as “Funds.”

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (59) Board Member Portfolios Overseen: 58	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (59) Board Member Portfolios Overseen: 58	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009); formerly Director of Dynegy Inc. (power generation) (September 2002-May 2006).
Michael S. Hyland, CFA (66) Board Member Portfolios Overseen: 58	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (72) Board Member Portfolios Overseen: 58	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (69) Board Member Portfolios Overseen: 58	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (68) Board Member & Independent Chair Portfolios Overseen: 58	Retired Mutual Fund Senior Executive (43 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)–Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (72) Board Member Portfolios Overseen: 58	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (68) Board Member Portfolios Overseen: 58	President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (49) Board Member & President Portfolios Overseen: 58	President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (38) Board Member & Vice President Portfolios Overseen: 58	Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1) The year in which each individual joined the Board is as follows: Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003, Stephen P. Munn, 2008; Richard A. Redeker, 2003; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President	Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC; formerly President, Chief Executive Officer (May 2011-December 2011) and Executive Vice President (December 2008-December 2011) of Prudential Investment Management Services LLC; formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; President, COO, CEO and Manager of PIFM Holdco, LLC (since April 2006); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.
Kathryn L. Quirk (59) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (54) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (53) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.
Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year that each individual became a Fund officer is as follows: Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1997; Valerie Simpson, 2007; Peter Parrella, 2007, M. Sadiq Peshimam, 2006; Richard W. Kinville, 2011; Theresa C. Thompson, 2008.

Explanatory Notes to Tables:

Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act) (that is, “public companies”) or other investment companies registered under the 1940 Act.

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential MEDLEY Program Letter to Participants	December 31, 2011

■	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund annual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stephen Pelletier President, The Prudential Series Fund

January 31, 2012

The Prudential Series Fund, Conservative Balanced Portfolio	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	4.60%	3.19%	4.55%
Blended Index	4.47	3.02	4.30
S&P 500 Index	2.09	-0.25	2.92

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2011, the Conservative Balanced Portfolio returned 4.60%.

The Portfolio’s investment objective is total investment return consistent with a conservatively managed, diversified portfolio. It invests in stocks, equity-related securities, debt obligations, and money market instruments. The Portfolio is subadvised by Prudential Investment Management, Inc. and Quantitative Management Associates LLC.

The Portfolio’s gain for the year reflected slightly positive equity returns and solid fixed income returns. The Portfolio marginally outperformed the 4.47% return of its benchmark, the Blended Index (defined below). The Portfolio benefited from tactical asset allocation positioning in which it had a larger exposure to stocks than its guideline weight of 50% early in 2011 as the equity market rose. A strategic retreat from equities in May, as stocks pulled back, and a more aggressive stance toward year-end after stocks again rallied, helped performance. The Portfolio uses equity futures contracts to enhance liquidity, and a well-timed purchase of equity futures made a small positive contribution to its performance in 2011.

The U.S. equity market gained early in the period, reaching a peak for the year in April, as measured by the S&P 500 Index. Stocks then declined for five consecutive months due to investor anxiety over the global economic outlook and a worsening sovereign-debt crisis in the euro zone. Yet signs of improving economic conditions in the United States and renewed hopes for a solution to the euro zone turmoil sent stock prices higher in the fourth quarter, enabling the S&P 500 Index to deliver a modest gain for the year including dividends.

In the U.S. bond market, all sectors ended 2011 in the black, although the year was marked by sharp shifts in investor willingness to assume risk. An upbeat first quarter in which risky debt securities performed well gave way to a summer of anxiety that reflected concerns over the global economic outlook and the euro zone crisis. This fueled heavy investor demand for safe haven assets, particularly U.S. Treasury securities. Meanwhile, after efforts to stabilize the U.S. government debt trajectory failed, Standard & Poor’s lowered the long-term U.S. credit rating to AA+ from AAA in August.

Despite the rating cut, investors continued to flee to Treasury securities, driving Treasury yields lower and Treasury prices higher, as bond prices move inversely to yields. The Federal Reserve (the Fed) also tried to apply downward pressure on rates to boost economic growth. For example, it began to sell shorter-term Treasury securities and buy their longer-term counterparts in October. Fed action, coupled with continued strong investor demand for safe haven assets, ultimately helped push Treasury yields back down during the fourth quarter, even as better economic conditions in the United States and renewed hopes for a solution to the euro zone crisis stoked investor appetite for risky assets.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Blended Index consists of S&P 500 Index (50%), Barclays Capital U.S. Aggregate Bond Index (40%), an unmanaged index comprised of more than 5,000 government and corporate bonds, and 3-Month T-Bill Index (10%), an unmanaged market value-weighted index of investment grade fixed rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupon strips. S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

Prudential Investment Management, Inc., and Quantitative Management Associates LLC are registered investment advisors and Prudential Financial companies.

The Prudential Series Fund, Diversified Bond Portfolio	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	7.51%	7.89%	6.77%
Barclays Capital U.S. Aggregate Bond Index	7.84	6.50	5.78

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2011, the Diversified Bond Portfolio returned 7.51%.

The Portfolio’s investment objective is a high level of income over a longer term while providing reasonable safety of capital. The subadviser for the Portfolio is Prudential Investment Management, Inc.

The Portfolio’s gain reflected a favorable environment for investing in bonds. However, the U.S. fixed income market endured sharp shifts in investor willingness to assume risk that largely occurred due to developments in Europe and the United States. Risky debt securities, particularly high yield corporate bonds commonly known as “junk” bonds, performed well for the first quarter, but they soon fell out of favor. An upbeat start to the second quarter gave way to increasing anxiety that turned into a panic in the third quarter, which favored U.S. Treasury securities. This occurred as a prolonged sovereign-debt crisis in the euro zone worsened. In the United States, economic data turned soft. Also a battle over the national budget and debt ceiling produced insufficient savings to stabilize the government debt trajectory. Consequently, Standard & Poor’s lowered the long-term U.S. credit rating to AA+ from AAA in August.

Despite the rating cut, investors continued to flee to the relative safety of Treasury securities, driving Treasury yields lower and Treasury prices higher, as bond prices move inversely to yields. The Federal Reserve also tried to put downward pressure on rates to boost economic growth. For example, it began “Operation Twist” in October in which it sold short-term Treasury securities and purchased their long-term counterparts. Its purchases, along with continued strong investor demand for safe-haven assets, ultimately helped push Treasury yields back down to generational lows late in the year, even as improving economic conditions and renewed hope for a resolution to the euro zone crisis stoked investor appetite for risky assets. All sectors of the U.S. fixed income market finished the year in the black.

The Portfolio slightly lagged its benchmark, the Barclays Capital U.S. Aggregate Bond Index (the Index), which returned 7.84%. It utilized Treasury futures contracts to help position its duration in the U.S. Treasury market longer than that of the Index. Duration measures the approximate price volatility of a bond portfolio for a given change in interest rates and is expressed in years. A longer duration enabled the Portfolio to derive greater benefit as falling rates drove prices of Treasury securities higher. However, tactical bond trading had a net negative impact overall on the Portfolio’s return for the year.

The net impact of its foreign exchange strategy was slightly negative for the year. Compared to the Index, it had an underweight exposure to the U.S. dollar during the third and fourth quarters of 2011 that detracted from its return, as did a non-benchmark exposure to the euro during the final two quarters of the year.

The combined impact of sector allocation and security selection was a net positive overall for the Portfolio’s return in 2011. At the sector-specific level, however, the impact was mixed. The combined effect of sector allocation and security selection in high yield corporate bonds and commercial mortgage-backed securities added to the Portfolio’s return. But, in mortgage-backed securities and emerging market bonds, it detracted from results.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Equity Portfolio	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio: Class I	-3.47%	0.18%	3.59%
Portfolio: Class II	-3.87	-0.22	3.18
Russell 1000® Index	1.50	-0.02	3.34
S&P 500 Index	2.09	-0.25	2.92

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS1

The Russell 1000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

For the year ended December 31, 2011, the Equity Portfolio Class I shares declined 3.47% and Class II shares declined 3.87%.

The Portfolio’s investment objective is long-term growth of capital. The Portfolio is subadvised by Jennison Associates LLC (Jennison).

After reaching a high in April, U.S. equity markets declined for five consecutive months. But double-digit performance in the fourth quarter drove the S&P 500 Index to a 2.09% gain. Seven out of 10 S&P 500 sectors advanced, although industrials, materials, and financials declined. The Russell 1000® Index (the Index) returned 1.50% for the year, as seven out of the 10 major sectors in the Index also advanced. The exceptions were financials, materials, and industrials. There was, however, significant disparity among sector performance, with utilities climbing nearly 19.0% and financials losing 17.0%.

The Portfolio posted a loss and underperformed the Index largely because of stock selection, most particularly in energy, consumer discretionary, and materials.

Financials and materials sector holdings ranked among the most notable detractors for the year. Concerns about potential litigation against Goldman Sachs related to allegations it misled clients by not disclosing its proprietary interest in certain collateralized debt transactions weighed on its share price. More recently, an unexpectedly large loss in its Investing and Lending Segment and S&P’s downgrade of Goldman’s credit rating caused investor unease. Jennison continues to view Goldman as best in class and, at its current valuation, Jennison believes it offers a compelling risk/reward opportunity amid a lackluster financial market landscape.

A strengthening dollar hurt gold mining stocks in general especially toward the end of the period; Freeport-McMoRan Copper and Gold and Kinross Gold declined in tandem. Jennison continues to like Freeport for its strong management team that has executed well throughout the ups and downs of volatile commodity markets. Jennison likes Kinross for its diverse production base.

Another noteworthy detractor, telecommunications services firm NII Holdings, suffered outsized losses primarily stemming from fears of increasing competition in Brazil, one of its key markets, and ambiguity around its 3G rollout. While Jennison is following recent competitive developments closely, it continues to believe NII has strong long-term growth prospects and very capable management.

Information technology dominated the Portfolio’s key contributors for the year. MasterCard’s revenues and earnings during the reporting period often exceeded consensus forecasts. The company received an additional boost mid-year when the U.S. Federal Reserve decided to limit debit-transaction fees charged by banks less onerously than had been feared. Apple’s financial results beat consensus projections owing in large part to strong sales of iPhones, iPads, and Mac personal computers. IBM climbed on better-than-expected revenue and earnings, including growth across global geographies, and strong cash flow.

Strong gains in healthcare holdings Pfizer and Shire also made noteworthy contributions.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

[1]	The graph is based on the performance of Class I shares. Performance of Class II shares will be lower due to differences in the fee structure. Class II shares have associated 12b-1 and administrative fees at an annual rate of 0.25% and 0.15%, respectively, of the average daily net assets of the Class II shares.

Russell 1000® Index is an unmanaged market cap-weighted index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market. S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

Jennison Associates LLC is a registered investment advisor and a Prudential Financial company.

The Prudential Series Fund, Flexible Managed Portfolio	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	4.34%	2.31%	4.59%
Blended Index	4.28	2.58	4.20
S&P 500 Index	2.09	-0.25	2.92

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2011, the Flexible Managed Portfolio returned 4.34%.

The Portfolio’s investment objective is total return consistent with an aggressively managed, diversified portfolio. It invests in stocks, equity-related securities, debt obligations, and money market obligations. The Portfolio is subadvised by Prudential Investment Management, Inc. and Quantitative Management Associates LLC.

The Portfolio’s gain for the year reflected slightly positive equity returns and solid fixed income returns. The Portfolio marginally outperformed the 4.28% return of its benchmark, the Blended Index (described below). It benefited from tactical asset allocation positioning in which it had a larger exposure to stocks than its 60% guideline weight for about the first 4.5 months of 2011. A strategic retreat from equities in mid-year was another positive as stocks pulled back. Also, the Portfolio used equity futures contracts to manage liquidity, and a well-timed purchase of equity futures made a small positive contribution to its performance in 2011.

The U.S. equity market gained early in the period, reaching a peak for the year in April, as measured by the S&P 500 Index. Stocks then declined for five consecutive months due to investor anxiety over the global economic outlook and a worsening sovereign-debt crisis in the euro zone. Yet signs of improving economic conditions in the United States and renewed hopes for a solution to the euro zone turmoil sent stock prices higher in the fourth quarter, enabling the S&P 500 Index to deliver a modest gain for the year including dividends.

In the U.S. bond market, all sectors ended 2011 in the black, although the year was marked by sharp shifts in investor willingness to assume risk. An upbeat first quarter in which risky debt securities performed well gave way to a summer of anxiety that reflected concerns over the global economic outlook and the euro zone crisis. This fueled heavy investor demand for safe haven assets, particularly U.S. Treasury securities. Meanwhile, after efforts to stabilize the U.S. government debt trajectory failed, Standard & Poor’s lowered the long-term U.S. credit rating to AA+ from AAA in August.

Despite the rating cut, investors continued to flee to Treasury securities, driving Treasury yields lower and Treasury prices higher, as bond prices move inversely to yields. The Federal Reserve (the Fed) also tried to apply downward pressure on rates to boost economic growth. For example, it began to sell shorter-term Treasury securities and buy their longer-term counterparts in October. Fed action, coupled with continued strong investor demand for safe haven assets, ultimately helped push Treasury yields back down during the fourth quarter, even as better economic conditions in the United States and renewed hopes for a solution to the euro zone crisis stoked investor appetite for risky assets.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Blended Index consists of S&P 500 Index (60%), Barclays Capital U.S. Aggregate Bond Index (35%), an unmanaged index comprised of more than 5,000 government and corporate bonds, and 3-Month T-Bill Index (5%), an unmanaged market value-weighted index of investment grade fixed rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupon strips. S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Global Portfolio	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	-6.97%	-2.77%	2.87%
MSCI World Index (GD)	-5.02	-1.82	4.15

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2011, the Global Portfolio declined by 6.97%.

The investment objective of the Portfolio is long-term growth of capital. The Portfolio is co-managed by four subadvisers: Marsico Capital Management, LLC (U.S. growth stocks), T. Rowe Price Associates, Inc. (U.S. value stocks), William Blair & Company LLC (international growth stocks), and LSV Asset Management (international value stocks). The Portfolio seeks long-term growth of capital by investing in stocks, with about half of its assets invested in companies in the United States and half in companies located abroad.

The Portfolio underperformed its benchmark, the MSCI World Index during the period, largely due to the underperformance of the segments managed by Marsico Capital Management and T. Rowe Price Associates.

Marsico’s large cap segment lagged behind the Russell 1000 Growth Index largely due to the underperformance of positions in the financial services and energy sectors. Within financials, the top detractors were Citigroup, Goldman Sachs, PNC Financial, and Itau Unibanco. Within energy the top detractors were an overweight to Schlumberger and not owning Exxon Mobil, which is held in the Russell 1000 Growth Index. These outweighed the positive impact of the manager’s stock selection in the consumer discretionary sector, where a position in Starbucks contributed meaningfully to results.

T. Rowe Price’s segment underperformed the Russell 1000 Value Index due to negative stock selection in a number of sectors including utilities, consumer staples, telecommunications services, and healthcare. Conversely, the portfolio benefited from an underweight to the bottom-performing financial services sector.

Both of the international subadvisers, William Blair and LSV, outperformed the MSCI EAFE Index during the period. William Blair benefited from strong security selection in the consumer discretionary and financials sectors, while LSV modestly outperformed the index target due to strong stock selection within financial services and overweighting the telecommunications services, sector, which fell significantly less than the overall international market.

The use of derivative instruments is not a principal strategy of the four subadvisers with regard to the Portfolio. The types of derivatives employed most often are equity futures contracts (to help manage cash flows in the Portfolio) and currency forwards and futures contracts (to hedge a portion of currency exposure in the Portfolio). Currency hedging in the segment managed by William Blair had a modestly positive impact on performance during 2011.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

MSCI World Index (GD) - The Morgan Stanley Capital International World Index is an unmanaged capitalization weighted index which includes the equity markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom, and United States. The GD version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Government Income Portfolio	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	7.63%	6.46%	5.58%
Barclays Capital Government Bond Index	7.69	6.42	5.59

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2011, the Government Income Portfolio returned 7.63%.

The investment objective of the Portfolio is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio subadviser is Prudential Investment Management, Inc.

The Portfolio gained in what proved to be a favorable year for U.S. government securities as well as the remainder of the U.S. fixed income market. However, the market endured sharp shifts in investor willingness to assume risk that occurred largely due to developments in Europe and the United States. Risky debt securities performed well for the first quarter, but they soon fell out of favor. An upbeat start to the second quarter gave way to increasing anxiety that turned into a panic in the third quarter, which heavily favored U.S. Treasury securities.

This flight to quality occurred as a prolonged sovereign-debt crisis in the euro zone went from bad to worse, threatening financial stability in the region, in spite of efforts by European policymakers to improve government finances. In the United States, economic data turned decidedly soft. Also a battle over the national budget and debt ceiling produced insufficient savings to stabilize the government debt trajectory. Consequently, Standard & Poor’s lowered the long-term U.S. credit rating to AA+ from AAA in August.

Despite the rating cut, investors continued to flee from risky assets to the relative safety of Treasury securities, driving Treasury yields sharply lower and Treasury prices higher, as bond prices move inversely to yields. The Federal Reserve (the Fed) also tried to keep downward pressure on rates to boost economic growth. For example, it began “Operation Twist” in October in which it sold short-term Treasury securities and purchased their long-term counterparts. Its purchases, along with continued strong investor demand for safe-haven assets, ultimately helped push Treasury yields back down towards generational lows late in the year, even as improving economic conditions and renewed hope for a resolution to the euro zone crisis stoked investor appetite for risky assets. All sectors of the U.S. fixed income market finished the year in the black.

The largest contributor to the Portfolio’s performance was favorable security selection, particularly among commercial mortgage-backed securities (CMBS) and Treasury securities. Selection in the CMBS sector had a net positive impact, even as a bias in favor of higher-quality CMBS, which helped performance in the third quarter, detracted in the fourth quarter as the sector rallied broadly late in the year. Favorable selection among residential mortgage-backed securities of federal agencies was also a positive for the Portfolio.

The Portfolio used interest-rate swaps and futures contracts to position its duration, a measure of the approximate price volatility of a bond portfolio for a given change in interest rates. The Portfolio’s duration strategy enabled it to benefit moderately as declining bond yields pushed bond prices higher.

During the year, long-term bond yields declined considerably more than short-term bond yields, causing the slope of the Treasury yield curve to flatten. (A yield curve shows the relationship between yields on bonds from the shortest to the longest maturities.) The Portfolio was positioned to benefit from the flattening in the Treasury yield curve.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Barclays Capital Government Bond Index is a weighted unmanaged index comprised of securities issued or backed by the U.S. Government, its agencies, and instrumentalities with a remaining maturity of one to 30 years. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Stock Index Portfolio	December 31, 2011

Investment Manager’s Report - As of December 31, 2011

Average Annual Total Returns	1-Year	5-Year	10-Year
Portfolio	1.95%	-0.48%	2.65%
S&P 500 Index	2.09	-0.25	2.92

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2011, the Stock Index Portfolio returned 1.95%.

The Portfolio’s investment objective is to achieve investment results that generally correspond to the performance of publicly-traded common stocks. Quantitative Management Associates, LLC (QMA) manages the Portfolio, which is an index fund that uses a risk-controlled quantitative approach that seeks to effectively track the performance of its benchmark, the S&P 500 Index. While Prudential is one of the components of the S&P 500, the Portfolio cannot hold shares of Prudential Financial, Inc. because of compliance restrictions.

Potential tracking error differences, brokerage costs, as well as other costs and expenses of the Portfolio, may cause its return to be lower than that of the S&P 500 Index. It underperformed the S&P 500 Index by a modest amount in 2011.

The U.S. equity market gained early in the period, reaching a peak for the year in April, as measured by the S&P 500 Index. Stocks then declined for five consecutive months due to investor anxiety over the global economic outlook and a worsening sovereign-debt crisis in the euro zone. Yet signs of improving economic conditions in the United States and renewed hopes for a solution to the euro zone turmoil sent stock prices higher in the fourth quarter, enabling the S&P 500 Index to deliver a modest gain for the year including dividends.

In the flight to safety that ensued in 2011, investors favored larger companies with strong capital positions, attractive dividend streams, and continued earnings growth. This preference helped the S&P 500 Index achieve a positive return despite global financial market turbulence. Within the S&P 500 Index, less economically sensitive sectors, including utilities, consumer staples, and healthcare enjoyed double-digit returns. The more economically sensitive sectors, including financials and materials, were the weakest performing with double-digit losses.

The Portfolio uses derivative instruments, though not as a principal investment strategy. It had a small position in futures contracts on the S&P 500 Index to enhance the liquidity of the Portfolio. This exposure did not have a material impact on its performance.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund Fees and Expenses — unaudited	December 31, 2011

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2011 through December 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$998.80	0.60%	$3.02
	Hypothetical	$1,000.00	$1,022.18	0.60%	$3.06
Diversified Bond (Class I)	Actual	$1,000.00	$1,030.30	0.42%	$2.15
	Hypothetical	$1,000.00	$1,023.09	0.42%	$2.14
Equity (Class I)	Actual	$1,000.00	$905.00	0.48%	$2.30
	Hypothetical	$1,000.00	$1,022.79	0.48%	$2.45
Equity (Class II)	Actual	$1,000.00	$903.20	0.88%	$4.22
	Hypothetical	$1,000.00	$1,020.77	0.88%	$4.48
Flexible Managed (Class I)	Actual	$1,000.00	$987.00	0.63%	$3.16
	Hypothetical	$1,000.00	$1,022.03	0.63%	$3.21
Global (Class I)	Actual	$1,000.00	$884.10	0.86%	$4.08
	Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38
Government Income (Class I)	Actual	$1,000.00	$1,049.50	0.44%	$2.27
	Hypothetical	$1,000.00	$1,022.99	0.44%	$2.24
Stock Index (Class I)	Actual	$1,000.00	$962.70	0.33%	$1.63
	Hypothetical	$1,000.00	$1,023.54	0.33%	$1.68

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2011, and divided by the 365 days in the Portfolio’s fiscal year ended December 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS — 92.6%
COMMON STOCKS — 54.7%	Shares	Value (Note 2)

Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	32,880	$145,578
Boeing Co. (The)	75,400	5,530,590
European Aeronautic Defence and Space Co. NV (Netherlands)	3,474	108,584
General Dynamics Corp.	38,000	2,523,580
Goodrich Corp.	12,800	1,583,360
Honeywell International, Inc.	80,312	4,364,957
L-3 Communications Holdings, Inc.	10,800	720,144
Lockheed Martin Corp.(a)	28,300	2,289,470
Northrop Grumman Corp.	28,262	1,652,762
Precision Castparts Corp.	14,700	2,422,413
Raytheon Co.	36,400	1,761,032
Rockwell Collins, Inc.(a)	16,300	902,531
Safran SA (France)	2,868	86,135
Textron, Inc.(a)	28,200	521,418
United Technologies Corp.	93,500	6,833,915

		31,446,469

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	16,600	1,158,348
Deutsche Post AG (Germany)	8,206	126,173
Expeditors International of Washington, Inc.	21,700	888,832
FedEx Corp.	32,200	2,689,022
United Parcel Service, Inc. (Class B Stock)	100,700	7,370,233

		12,232,608

Airlines
All Nippon Airways Co. Ltd. (Japan)	27,000	75,419
Deutsche Lufthansa AG (Germany)	1,159	13,778
Southwest Airlines Co.	83,700	716,472

		805,669

Auto Components — 0.1%
BorgWarner, Inc.*(a)	8,300	529,042
Bridgestone Corp. (Japan)	1,400	31,740
CIE Generale des Etablissements Michelin (France) (Class B Stock)	1,285	75,962
Continental AG (Germany)*	572	35,605
Goodyear Tire & Rubber Co. (The)*	28,000	396,760
Johnson Controls, Inc.	69,300	2,166,318

		3,235,427

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	832	55,736
Daimler AG (Germany)	2,422	106,328
Ford Motor Co.*(a)	387,785	4,172,566
Harley-Davidson, Inc.	25,700	998,959
Isuzu Motors Ltd. (Japan)	9,000	41,627
Nissan Motor Co. Ltd. (Japan)	7,700	69,227
Peugeot SA (France)	1,176	18,432
Toyota Motor Corp. (Japan)	3,100	103,306
Volkswagen AG (Germany)	68	9,122

		5,575,303

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	3,767	$230,632
Beam, Inc.	16,300	835,049
Brown-Forman Corp. (Class B Stock)	10,700	861,457
Carlsberg A/S (Denmark) (Class B Stock)	55	3,878
Coca-Cola Amatil Ltd. (Australia)	2,410	28,372
Coca-Cola Co. (The)	234,800	16,428,956
Coca-Cola Enterprises, Inc.	33,200	855,896
Constellation Brands, Inc. (Class A Stock)*	17,200	355,524
Diageo PLC (United Kingdom)	6,018	131,450
Dr Pepper Snapple Group, Inc.	23,300	919,884
Heineken NV (Netherlands)	1,486	68,795
Molson Coors Brewing Co. (Class B Stock)	16,300	709,702
PepsiCo, Inc.	161,407	10,709,354
Pernod-Ricard SA (France)	992	92,004
SABMiller PLC (United Kingdom)	399	14,044

		32,244,997

Biotechnology — 0.7%
Amgen, Inc.	79,287	5,091,018
Biogen Idec, Inc.*	24,690	2,717,135
Celgene Corp.*	47,800	3,231,280
Gilead Sciences, Inc.*	80,400	3,290,772

		14,330,205

Building Products
Asahi Glass Co. Ltd. (Japan)	6,000	50,357
ASSA Abloy AB (Sweden) (Class B Stock)	374	9,380
Masco Corp.	33,500	351,080
TOTO Ltd. (Japan)	14,000	108,042

		518,859

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	8,093	22,749
Ameriprise Financial, Inc.	24,720	1,227,101
Bank of New York Mellon Corp. (The)	128,258	2,553,617
BlackRock, Inc. (Class A Stock)	10,200	1,818,048
Charles Schwab Corp. (The)(a)	104,550	1,177,233
Credit Suisse Group AG (Switzerland)	3,142	73,825
Deutsche Bank AG (Germany)	3,431	130,708
E*Trade Financial Corp.*(a)	25,520	203,139
Federated Investors, Inc. (Class B Stock)(a)	10,800	163,620
Franklin Resources, Inc.	14,700	1,412,082
Goldman Sachs Group, Inc. (The)	52,900	4,783,747
Invesco Ltd.	47,800	960,302
Legg Mason, Inc.(a)	14,800	355,940
Morgan Stanley	153,180	2,317,613
Northern Trust Corp.	24,700	979,602
Ratos AB (Sweden) (Class B Stock)	4,029	47,274
State Street Corp.	51,500	2,075,965
T. Rowe Price Group, Inc.(a)	26,500	1,509,175
UBS AG (Switzerland)*	9,787	116,489

		21,928,229

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals — 1.2%
Air Products & Chemicals, Inc.	21,600	$1,840,104
Airgas, Inc.	6,700	523,136
Arkema SA (France)	225	15,929
Asahi Kasei Corp. (Japan)	14,000	84,396
BASF SE (Germany)	3,137	218,796
CF Industries Holdings, Inc.	7,300	1,058,354
Dow Chemical Co. (The)	120,031	3,452,092
E.I. du Pont de Nemours & Co.	94,820	4,340,860
Eastman Chemical Co.	13,800	539,028
Ecolab, Inc.	27,800	1,607,118
FMC Corp.	6,900	593,676
Incitec Pivot Ltd. (Australia)	11,411	36,297
International Flavors & Fragrances, Inc.	8,200	429,844
Israel Chemicals Ltd. (Israel)	5,458	56,571
K+S AG (Germany)	658	29,738
Koninklijke DSM NV (Netherlands)	754	34,985
Lanxess AG (Germany)	974	50,424
Monsanto Co.	54,694	3,832,409
Mosaic Co. (The)	30,600	1,543,158
PPG Industries, Inc.(a)	17,000	1,419,330
Praxair, Inc.	31,000	3,313,900
Sherwin-Williams Co. (The)	8,600	767,722
Sigma-Aldrich Corp.	12,400	774,504
Syngenta AG (Switzerland)	366	107,154
Toray Industries, Inc. (Japan)	4,000	28,634
Wacker Chemie AG (Germany)(a)	323	25,981
Yara International ASA (Norway)	1,989	79,815

		26,803,955

Commercial Banks — 1.5%
Aozora Bank Ltd. (Japan)	22,000	60,595
Australia & New Zealand Banking Group Ltd. (Australia)	7,849	164,814
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,066	69,735
Banco Santander SA (Spain)	14,639	111,216
Barclays PLC (United Kingdom)	62,926	172,042
BB&T Corp.(a)	71,100	1,789,587
Bendigo and Adelaide Bank Ltd. (Australia)	6,544	53,746
BNP Paribas SA (France)	3,604	141,567
Comerica, Inc.(a)	19,400	500,520
Commonwealth Bank of Australia (Australia)	2,745	138,189
DnB NOR ASA (Norway)	3,264	31,953
Fifth Third Bancorp	95,721	1,217,571
First Horizon National Corp.(a)	28,587	228,696
HSBC Holdings PLC (United Kingdom)	25,166	191,915
Huntington Bancshares, Inc.	100,136	549,747
KeyCorp	105,200	808,988
M&T Bank Corp.(a)	12,800	977,152
Mitsubishi UFJ Financial Group, Inc. (Japan)	56,300	239,185
Mizrahi Tefahot Bank Ltd. (Israel)	2,697	21,323
Mizuho Financial Group, Inc. (Japan)	59,700	80,665
National Australia Bank Ltd. (Australia)	3,494	83,481

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Nordea Bank AB (Sweden)	14,649	$113,347
PNC Financial Services Group, Inc.	53,733	3,098,782
Raiffeisen International Bank Holding AG (Austria)	1,096	28,462
Regions Financial Corp.	142,703	613,623
Resona Holdings, Inc. (Japan)	29,900	131,689
Shinsei Bank Ltd. (Japan)	9,000	9,354
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	13,437	78,275
Societe Generale (France)	2,470	55,001
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	211,698
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	29,000	85,150
SunTrust Banks, Inc.	55,200	977,040
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,740	45,762
Swedbank AB (Sweden) (Class A Stock)	869	11,257
U.S. Bancorp	196,685	5,320,329
Wells Fargo & Co.	542,364	14,947,552
Westpac Banking Corp. (Australia)	4,530	92,665
Zions Bancorporation(a)	22,350	363,858

		33,816,531

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	10,200	292,536
Cintas Corp.(a)	12,200	424,682
Iron Mountain, Inc.	19,900	612,920
Pitney Bowes, Inc.(a)	20,700	383,778
Republic Services, Inc. (Class A Stock)	32,865	905,431
RR Donnelley & Sons Co.(a)	19,200	277,056
Securitas AB (Sweden) (Class B Stock)	6,636	57,276
Stericycle, Inc.*	9,700	755,824
Waste Management, Inc.(a)	48,042	1,571,454

		5,280,957

Communications Equipment — 1.1%
Cisco Systems, Inc.	564,600	10,207,968
F5 Networks, Inc.*	8,200	870,184
Harris Corp.(a)	12,400	446,896
JDS Uniphase Corp.*	21,475	224,199
Juniper Networks, Inc.*	54,400	1,110,304
Motorola Mobility Holdings, Inc.*	28,778	1,116,586
Motorola Solutions, Inc.	33,289	1,540,948
QUALCOMM, Inc.	172,500	9,435,750
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,580	16,163

		24,968,998

Computers & Peripherals — 2.5%
Apple, Inc.*	95,800	38,799,000
Dell, Inc.*	169,400	2,478,322
EMC Corp.*	212,150	4,569,711
Hewlett-Packard Co.	208,348	5,367,044
Lexmark International, Inc. (Class A Stock)	8,733	288,800

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals (continued)
NetApp, Inc.*	37,100	$1,345,617
SanDisk Corp.*(a)	24,700	1,215,487
Toshiba Corp. (Japan)	13,000	53,203
Western Digital Corp.*	26,000	804,700

		54,921,884

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,194	35,388
Bouygues SA (France)	623	19,630
Chiyoda Corp. (Japan)	4,000	40,691
Fluor Corp.	17,800	894,450
Jacobs Engineering Group, Inc.*	12,700	515,366
Leighton Holdings, Ltd. (Australia)	2,314	45,063
Quanta Services, Inc.*(a)	22,000	473,880
Vinci SA (France)	583	25,474

		2,049,942

Construction Materials
Imerys SA (France)	303	13,957
Vulcan Materials Co.(a)	13,400	527,290

		541,247

Consumer Finance — 0.4%
American Express Co.	106,800	5,037,756
Capital One Financial Corp.	46,861	1,981,752
Discover Financial Services	56,140	1,347,360
SLM Corp.	54,700	732,980

		9,099,848

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	17,851	131,640
Ball Corp.	16,200	578,502
Bemis Co., Inc.	11,300	339,904
Owens-Illinois, Inc.*	18,900	366,282
Sealed Air Corp.	17,100	294,291

		1,710,619

Distributors
Genuine Parts Co.	16,100	985,320
Jardine Cycle & Carriage Ltd. (Singapore)	2,000	74,199

		1,059,519

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*	12,700	684,149
DeVry, Inc.	6,300	242,298
H&R Block, Inc.	35,100	573,183

		1,499,630

Diversified Financial Services — 1.5%
Bank of America Corp.	1,034,621	5,752,493
Citigroup, Inc.	301,385	7,929,439
CME Group, Inc. (Class A Stock)	6,840	1,666,703
Deutsche Boerse AG (Germany)*	460	24,118
Exor SpA (Italy)	1,733	34,878
IntercontinentalExchange, Inc.*	7,500	904,125
Investor AB (Sweden) (Class B Stock)	370	6,903
JPMorgan Chase & Co.	399,045	13,268,246
Leucadia National Corp.	19,700	447,978

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services (continued)
London Stock Exchange Group PLC (United Kingdom)	3,961	$48,903
Moody’s Corp.(a)	20,200	680,336
NASDAQ OMX Group, Inc. (The)*	16,600	406,866
NYSE Euronext	28,900	754,290
ORIX Corp. (Japan)	970	80,151
Pohjola Bank PLC (Finland) (Class A Stock)	1,983	19,274

		32,024,703

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	609,168	18,421,240
BT Group PLC (United Kingdom)	36,574	108,429
CenturyLink, Inc.	62,736	2,333,779
France Telecom SA (France)	6,158	96,716
Frontier Communications Corp.(a)	101,590	523,189
Koninklijke KPN NV (Netherlands)	3,071	36,746
Nippon Telegraph & Telephone Corp. (Japan)	2,800	143,147
Swisscom AG (Switzerland)	122	46,226
Telecom Italia SpA (Italy)	50,437	45,172
Telecom Italia SpA (Italy)	53,868	57,936
Telefonica SA (Spain)	8,390	145,344
Verizon Communications, Inc.(a)	288,876	11,589,705
Vivendi SA (France)	8,374	183,379
Windstream Corp.	57,357	673,371

		34,404,379

Electric Utilities — 1.1%
American Electric Power Co., Inc.	49,160	2,030,800
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,000	23,434
Duke Energy Corp.(a)	135,924	2,990,328
E.ON AG (Germany)	1,475	31,823
Edison International	33,300	1,378,620
Enel SpA (Italy)	45,121	183,602
Energias de Portugal SA (Portugal)	5,224	16,166
Entergy Corp.	18,500	1,351,425
Exelon Corp.	67,674	2,935,021
FirstEnergy Corp.	43,606	1,931,746
Iberdrola SA (Spain)	29,445	184,410
NextEra Energy, Inc.(a)	43,100	2,623,928
Northeast Utilities	18,200	656,474
Pepco Holdings, Inc.	26,800	544,040
Pinnacle West Capital Corp.	10,500	505,890
PPL Corp.	59,700	1,756,374
Progress Energy, Inc.	30,083	1,685,250
Red Electrica Corp. SA (Spain)	694	29,699
Scottish & Southern Energy PLC (United Kingdom)	3,994	80,076
Southern Co.(a)	86,700	4,013,343

		24,952,449

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	2,613	49,183
Cooper Industries PLC (Ireland)	15,300	828,495
Emerson Electric Co.	76,800	3,578,112
Mitsubishi Electric Corp. (Japan)	11,000	105,470
Rockwell Automation, Inc.	15,300	1,122,561

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electrical Equipment (continued)
Roper Industries, Inc.	9,900	$860,013
Schneider Electric SA (France)	426	22,429

		6,566,263

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	18,600	844,254
Corning, Inc.	160,300	2,080,694
FLIR Systems, Inc.	15,600	391,092
Hamamatsu Photonics KK (Japan)	500	17,494
Hitachi Ltd. (Japan)	32,000	167,961
Jabil Circuit, Inc.	20,000	393,200
Molex, Inc.	13,000	310,180
TE Connectivity Ltd.	43,600	1,343,316

		5,548,191

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	44,398	2,159,519
Cameron International Corp.*	25,000	1,229,750
Diamond Offshore Drilling, Inc.(a)	7,900	436,554
FMC Technologies, Inc.*	24,400	1,274,412
Halliburton Co.	94,100	3,247,391
Helmerich & Payne, Inc.(a)	10,700	624,452
Nabors Industries Ltd.*	27,700	480,318
National Oilwell Varco, Inc.	43,200	2,937,168
Noble Corp.	25,700	776,654
Petrofac Ltd. (United Kingdom)	2,686	60,109
Rowan Cos., Inc.*	13,200	400,356
Schlumberger Ltd.	138,518	9,462,165
Technip SA (France)	973	91,450
Transocean Ltd. (Switzerland)	816	31,509

		23,211,807

Food & Staples Retailing — 1.3%
Aeon Co. Ltd. (Japan)	8,700	119,474
Costco Wholesale Corp.	44,600	3,716,072
CVS Caremark Corp.	138,448	5,645,909
Jeronimo Martins SGPS SA (Portugal)*	960	15,891
Koninklijke Ahold NV (Netherlands)	3,328	44,817
Kroger Co. (The)	61,946	1,500,332
Safeway, Inc.	39,500	831,080
Seven & I Holdings Co. Ltd. (Japan)	3,100	86,391
SUPERVALU, Inc.(a)	21,410	173,849
Sysco Corp.(a)	58,600	1,718,738
Tesco PLC (United Kingdom)	13,265	83,112
Walgreen Co.(a)	93,500	3,091,110
Wal-Mart Stores, Inc.	183,100	10,942,056
Whole Foods Market, Inc.	16,300	1,134,154
WM Morrison Supermarkets PLC (United Kingdom)	30,201	152,994
Woolworths Ltd. (Australia)	2,982	76,555

		29,332,534

Food Products — 1.1%
Archer-Daniels-Midland Co.	69,626	1,991,304
Aryzta AG (Switzerland)	1,769	85,503
Associated British Foods PLC (United Kingdom)	4,274	73,477
Campbell Soup Co.(a)	18,600	618,264

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
ConAgra Foods, Inc.	43,700	$1,153,680
Danone (France)	472	29,671
Dean Foods Co.*	20,800	232,960
General Mills, Inc.	65,200	2,634,732
Golden Agri-Resources Ltd. (Singapore)	120,000	66,150
H.J. Heinz Co.(a)	32,900	1,777,916
Hershey Co. (The)(a)	15,700	969,946
Hormel Foods Corp.	14,600	427,634
J.M. Smucker Co. (The)	12,300	961,491
Kellogg Co.(a)	25,600	1,294,592
Kraft Foods, Inc. (Class A Stock)	181,553	6,782,820
Lindt & Spruengli AG (Switzerland)	1	33,418
McCormick & Co., Inc.	12,800	645,376
Mead Johnson Nutrition Co.	20,867	1,434,189
Nestle SA (Switzerland)	6,246	359,080
Sara Lee Corp.	59,700	1,129,524
Suedzucker AG (Germany)	191	6,093
Tyson Foods, Inc. (Class A Stock)	30,600	631,584
Unilever NV CVA (Netherlands)	2,164	74,416
Unilever PLC (United Kingdom)	1,108	37,219

		23,451,039

Gas Utilities — 0.1%
AGL Resources, Inc.	6,939	293,242
Enagas (Spain)	3,593	66,452
Gas Natural SDG SA (Spain)	3,581	61,479
Hong Kong & China Gas Co. Ltd. (Hong Kong)	37,000	85,752
ONEOK, Inc.	10,900	944,921

		1,451,846

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	58,200	2,879,736
Becton Dickinson and Co.	22,300	1,666,256
Boston Scientific Corp.*	157,667	841,942
C.R. Bard, Inc.(a)	9,100	778,050
CareFusion Corp.*	25,375	644,778
Coloplast A/S (Denmark) (Class B Stock)	833	119,802
Covidien PLC	50,600	2,277,506
DENTSPLY International, Inc.	14,400	503,856
Edwards Lifesciences Corp.*	11,700	827,190
Intuitive Surgical, Inc.*(a)	4,000	1,852,040
Medtronic, Inc.	109,200	4,176,900
St. Jude Medical, Inc.	33,600	1,152,480
Stryker Corp.	34,100	1,695,111
Varian Medical Systems, Inc.*(a)	12,000	805,560
Zimmer Holdings, Inc.*	19,600	1,047,032

		21,268,239

Healthcare Providers & Services — 1.1%
Aetna, Inc.	38,400	1,620,096
AmerisourceBergen Corp. (Class A Stock)	28,000	1,041,320
Cardinal Health, Inc.	35,750	1,451,808
CIGNA Corp.	29,300	1,230,600
Coventry Health Care, Inc.*	17,050	517,809
DaVita, Inc.*(a)	9,400	712,614

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Express Scripts, Inc.*(a)	49,600	$2,216,624
Fresenius Se & Co. KGaA (Germany)	182	16,837
Humana, Inc.	17,200	1,506,892
Laboratory Corp. of America Holdings*(a)	9,600	825,312
McKesson Corp.	25,730	2,004,624
Medco Health Solutions, Inc.*	40,798	2,280,608
Patterson Cos., Inc.(a)	9,000	265,680
Quest Diagnostics, Inc.	16,300	946,378
Tenet Healthcare Corp.*	44,600	228,798
UnitedHealth Group, Inc.	110,600	5,605,208
WellPoint, Inc.	37,200	2,464,500

		24,935,708

Healthcare Technology
Cerner Corp.*	14,800	906,500

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	45,600	1,488,384
Chipotle Mexican Grill, Inc.*(a)	3,150	1,063,881
Darden Restaurants, Inc.	13,150	599,377
Galaxy Entertainment Group Ltd. (Hong Kong)*	37,000	67,839
International Game Technology	28,200	485,040
Marriott International, Inc. (Class A Stock)	29,528	861,332
McDonald’s Corp.	105,900	10,624,947
Sands China Ltd. (Hong Kong)*	53,200	150,354
Starbucks Corp.	76,500	3,519,765
Starwood Hotels & Resorts Worldwide, Inc.	19,900	954,603
Wyndham Worldwide Corp.	17,620	666,565
Wynn Macau Ltd. (Macau)	24,400	61,262
Wynn Resorts Ltd.	8,200	906,018
Yum! Brands, Inc.	47,500	2,802,975

		24,252,342

Household Durables — 0.1%
D.R. Horton, Inc.(a)	28,700	361,907
Harman International Industries, Inc.	6,400	243,456
Leggett & Platt, Inc.(a)	17,500	403,200
Lennar Corp. (Class A Stock)(a)	17,200	337,980
Newell Rubbermaid, Inc.	27,314	441,121
Pulte Group, Inc.*(a)	33,522	211,524
Sekisui Chemical Co. Ltd. (Japan)	17,000	140,249
Whirlpool Corp.(a)	7,326	347,619

		2,487,056

Household Products — 1.2%
Clorox Co. (The)(a)	13,600	905,216
Colgate-Palmolive Co.	49,900	4,610,261
Henkel AG & Co. KGaA (Germany)	653	31,608
Kimberly-Clark Corp.	40,100	2,949,756
Procter & Gamble Co. (The)	282,625	18,853,914
Reckitt Benckiser Group PLC (United Kingdom)	1,735	85,683

		27,436,438

COMMON STOCKS (continued)	Shares	Value (Note 2)

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	65,000	$769,600
Constellation Energy Group, Inc.	22,300	884,641
EDP Renovaveis SA (Spain)*	2,684	16,424
NRG Energy, Inc.*	23,200	420,384

		2,091,049

Industrial Conglomerates — 1.4%
3M Co.	72,600	5,933,598
Danaher Corp.	55,900	2,629,536
General Electric Co.	1,085,200	19,435,932
Keppel Corp. Ltd. (Singapore)	7,000	50,191
Siemens AG (Germany)	1,786	170,914
Tyco International Ltd.	47,900	2,237,409

		30,457,580

Insurance — 1.9%
ACE Ltd.	34,500	2,419,140
Aegon NV (Netherlands)*	1,561	6,265
Aflac, Inc.	47,800	2,067,828
Allianz SE (Germany)	1,665	159,270
Allstate Corp. (The)	53,400	1,463,694
American International Group, Inc.*(a)	46,839	1,086,665
Aon Corp.	34,300	1,605,240
Assurant, Inc.	12,300	505,038
Aviva PLC (United Kingdom)	27,910	130,378
AXA SA (France)	6,996	90,953
Berkshire Hathaway, Inc. (Class B Stock)*	178,900	13,650,070
Chubb Corp.	29,800	2,062,756
Cincinnati Financial Corp.	19,237	585,959
Delta Lloyd NV (Netherlands)	5,497	92,488
Genworth Financial, Inc. (Class A Stock)*	63,400	415,270
Gjensidige Forsikring ASA (Norway)	340	3,940
Hannover Rueckversicherung AG (Germany)	864	42,856
Hartford Financial Services Group, Inc. (The)	49,700	807,625
Legal & General Group PLC (United Kingdom)	56,773	90,636
Lincoln National Corp.(a)	36,318	705,296
Loews Corp.	32,875	1,237,744
Mapfre SA (Spain)	4,505	14,314
Marsh & McLennan Cos., Inc.	55,900	1,767,558
MetLife, Inc.	107,900	3,364,322
Muenchener Rueckversicherungs AG (Germany)	107	13,126
Old Mutual PLC (United Kingdom)	76,653	161,301
Principal Financial Group, Inc.	34,800	856,080
Progressive Corp. (The)	68,600	1,338,386
Resolution Ltd. (United Kingdom)	7,378	28,805
RSA Insurance Group PLC (United Kingdom)	42,876	70,048
SCOR SE (France)	1,109	25,922
Swiss Life Holding AG (Switzerland)	579	53,258
Swiss Re AG (Switzerland)	231	11,773
Torchmark Corp.	13,750	596,612

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Travelers Cos., Inc. (The)	42,735	$2,528,630
Unum Group	34,410	725,019
XL Group PLC (Class A Stock)	35,200	695,904
Zurich Financial Services AG (Switzerland)*	577	130,536

		41,610,705

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.*	36,700	6,352,770
Expedia, Inc.(a)	11,150	323,573
Netflix, Inc.*(a)	4,600	318,734
priceline.com, Inc.*	5,100	2,385,321
Tripadvisor, Inc.*(a)	11,150	281,091

		9,661,489

Internet Software & Services — 1.1%
Akamai Technologies, Inc.*	19,700	635,916
Dena Co. Ltd. (Japan)	700	20,999
eBay, Inc.*	116,600	3,536,478
Google, Inc. (Class A Stock)*	25,800	16,664,220
Gree, Inc. (Japan)	5,000	172,275
VeriSign, Inc.	16,900	603,668
Yahoo!, Inc.*	131,000	2,113,030

		23,746,586

IT Services — 2.1%
Accenture PLC (Ireland) (Class A Stock)	66,300	3,529,149
Automatic Data Processing, Inc.	51,000	2,754,510
Cognizant Technology Solutions Corp. (Class A Stock)*	32,100	2,064,351
Computer Sciences Corp.	17,000	402,900
Fidelity National Information Services, Inc.	28,700	763,133
Fiserv, Inc.*	15,100	886,974
International Business Machines Corp.	123,100	22,635,628
Mastercard, Inc. (Class A Stock)	11,000	4,101,020
Otsuka Corp. (Japan)	2,100	144,602
Paychex, Inc.	34,000	1,023,740
SAIC, Inc.*(a)	29,000	356,410
Teradata Corp.*	17,200	834,372
Total System Services, Inc.	15,596	305,058
Visa, Inc. (Class A Stock)	52,500	5,330,325
Western Union Co. (The)	64,510	1,177,952

		46,310,124

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	13,600	433,704
Mattel, Inc.(a)	37,051	1,028,536
Namco Bandai Holdings, Inc. (Japan)	3,300	46,990
Nikon Corp. (Japan)	2,700	60,124

		1,569,354

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.*	35,514	1,240,504
Life Technologies Corp.*	18,301	712,092
PerkinElmer, Inc.	12,600	252,000
Thermo Fisher Scientific, Inc.*	39,100	1,758,327
Waters Corp.*	8,800	651,640

		4,614,563

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery — 1.1%
Caterpillar, Inc.(a)	65,800	$5,961,480
Cummins, Inc.	19,900	1,751,598
Deere & Co.	42,900	3,318,315
Dover Corp.	19,600	1,137,780
Eaton Corp.	34,800	1,514,844
FANUC Corp. (Japan)	1,400	214,265
Flowserve Corp.	5,700	566,124
Illinois Tool Works, Inc.	51,100	2,386,881
Ingersoll-Rand PLC	33,800	1,029,886
Joy Global, Inc.	10,300	772,191
Kone OYJ (Finland) (Class B Stock)	933	48,422
Metso OYJ (Finland)	1,312	48,649
PACCAR, Inc.(a)	36,943	1,384,254
Pall Corp.	11,700	668,655
Parker Hannifin Corp.	16,565	1,263,081
Snap-on, Inc.	7,000	354,340
Stanley Black & Decker, Inc.	17,197	1,162,517
Sumitomo Heavy Industries Ltd. (Japan)	6,000	35,001
Volvo AB (Sweden) (Class B Stock)	6,299	68,921
Weir Group PLC (The) (United Kingdom)	962	30,358
Xylem, Inc.	14,000	359,660
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	103,000	72,264

		24,149,486

Marine
AP Moller-Maersk A/S (Denmark) (Class B Stock)	3	19,807

Media — 1.7%
Cablevision Systems Corp. (Class A Stock)	23,500	334,170
CBS Corp. (Class B Stock)	68,334	1,854,585
Comcast Corp. (Class A Stock)	285,190	6,761,855
DIRECTV (Class A Stock)*(a)	77,000	3,292,520
Discovery Communications, Inc. (Class A Stock)*	28,400	1,163,548
Gannett Co., Inc.	24,900	332,913
Interpublic Group of Cos., Inc. (The)	48,331	470,261
ITV PLC (United Kingdom)	59,791	63,281
McGraw-Hill Cos., Inc. (The)	31,400	1,412,058
News Corp. (Class A Stock)	233,300	4,162,072
Omnicom Group, Inc.(a)	28,700	1,279,446
Reed Elsevier NV (Netherlands)	1,732	20,190
Scripps Networks Interactive, Inc. (Class A Stock)(a)	9,200	390,264
Time Warner Cable, Inc.	32,914	2,092,343
Time Warner, Inc.(a)	108,666	3,927,189
Viacom, Inc. (Class B Stock)	59,734	2,712,521
Walt Disney Co. (The)	188,900	7,083,750
Washington Post Co. (The) (Class B Stock)(a)	600	226,086
WPP PLC (United Kingdom)	3,740	39,234

		37,618,286

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 0.5%
Alcoa, Inc.	108,640	$939,736
Allegheny Technologies, Inc.	9,900	473,220
Anglo American PLC (United Kingdom)	1,259	46,515
Antofagasta PLC (United Kingdom)	300	5,661
BHP Billiton Ltd. (Australia)	6,906	243,124
BHP Billiton PLC (Australia)	8,584	250,287
Cliffs Natural Resources, Inc.	14,800	922,780
Daido Steel Co. Ltd. (Japan)	1,000	6,275
Freeport-McMoRan Copper & Gold, Inc.	96,688	3,557,152
Fresnillo PLC (United Kingdom)	3,686	87,410
Iluka Resources Ltd. (Australia)	3,366	53,362
Newmont Mining Corp.	50,400	3,024,504
Nippon Steel Corp. (Japan)	25,000	62,362
Nucor Corp.	32,300	1,278,111
OZ Minerals Ltd. (Australia)	2,449	25,073
Randgold Resources Ltd. (United Kingdom)	535	54,711
Rio Tinto Ltd. (Australia)	2,403	148,204
Rio Tinto PLC (United Kingdom)	4,078	197,909
Titanium Metals Corp.	12,900	193,242
United States Steel Corp.(a)	14,700	388,962
Vedanta Resources PLC (India)	5,517	86,964
Voestalpine AG (Austria)	776	21,764
Xstrata PLC (United Kingdom)	1,010	15,340

		12,082,668

Multiline Retail — 0.5%
Big Lots, Inc.*	7,200	271,872
Dollar Tree, Inc.*	10,300	856,033
Family Dollar Stores, Inc.	12,900	743,814
Isetan Mitsukoshi Holdings, Ltd. (Japan)	1,000	10,485
J.C. Penney Co., Inc.(a)	14,400	506,160
Kohl’s Corp.	28,600	1,411,410
Lifestyle International Holdings Ltd. (Hong Kong)	32,500	71,640
Macy’s, Inc.	43,574	1,402,211
Nordstrom, Inc.	17,100	850,041
PPR (France)	235	33,654
Sears Holdings Corp.*(a)	4,442	141,167
Target Corp.	70,400	3,605,888

		9,904,375

Multi-Utilities — 0.8%
Ameren Corp.	25,700	851,441
CenterPoint Energy, Inc.	44,200	887,978
Centrica PLC (United Kingdom)	1,632	7,332
CMS Energy Corp.	29,000	640,320
Consolidated Edison, Inc.(a)	29,900	1,854,697
Dominion Resources, Inc.	58,832	3,122,803
DTE Energy Co.	16,600	903,870
GDF Suez (France)	3,031	82,851
Integrys Energy Group, Inc.	8,120	439,942
National Grid PLC (United Kingdom)	1,959	19,014
NiSource, Inc.	28,000	666,680
PG&E Corp.	40,600	1,673,532

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	52,000	$1,716,520
RWE AG (Germany)	2,345	82,401
SCANA Corp.(a)	11,300	509,178
Sempra Energy	24,419	1,343,045
TECO Energy, Inc.	20,500	392,370
Wisconsin Energy Corp.	26,200	915,952
Xcel Energy, Inc.	49,410	1,365,692

		17,475,618

Office Electronics — 0.1%
Canon, Inc. (Japan)	4,000	177,212
Xerox Corp.	143,263	1,140,373

		1,317,585

Oil, Gas & Consumable Fuels — 5.6%
Alpha Natural Resources, Inc.*(a)	21,808	445,537
Anadarko Petroleum Corp.	50,754	3,874,053
Apache Corp.	40,114	3,633,526
BG Group PLC (United Kingdom)	178	3,805
BP PLC (United Kingdom)	49,905	356,896
Cabot Oil & Gas Corp.	10,500	796,950
Chesapeake Energy Corp.(a)	67,200	1,497,888
Chevron Corp.	205,722	21,888,821
ConocoPhillips	140,477	10,236,559
Consol Energy, Inc.	23,100	847,770
Denbury Resources, Inc.*	38,600	582,860
Devon Energy Corp.	43,200	2,678,400
El Paso Corp.	79,036	2,099,987
ENI SpA (Italy)	9,524	197,346
EOG Resources, Inc.	27,400	2,699,174
EQT Corp.	15,300	838,287
Exxon Mobil Corp.	498,299	42,235,823
Hess Corp.	30,900	1,755,120
Idemitsu Kosan Co. Ltd. (Japan)	300	30,947
Japan Petroleum Exploration Co. (Japan)	200	7,821
JX Holdings, Inc. (Japan)	12,400	74,912
Marathon Oil Corp.	72,682	2,127,402
Marathon Petroleum Corp.	36,341	1,209,792
Murphy Oil Corp.	19,800	1,103,652
Newfield Exploration Co.*	13,900	524,447
Noble Energy, Inc.	18,000	1,699,020
Occidental Petroleum Corp.	84,100	7,880,170
Peabody Energy Corp.	27,600	913,836
Pioneer Natural Resources Co.	12,700	1,136,396
QEP Resources, Inc.	19,800	580,140
Range Resources Corp.	17,300	1,071,562
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	9,278	353,588
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	10,290	378,892
Santos Ltd. (Australia)	6,689	83,740
Southwestern Energy Co.*	35,600	1,137,064
Spectra Energy Corp.	66,362	2,040,632
Statoil ASA (Norway)	1,688	43,323
Sunoco, Inc.(a)	11,500	471,730
Tesoro Corp.*(a)	15,000	350,400
Total SA (France)	6,568	335,774

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	59,400	$1,250,370
Williams Cos., Inc. (The)	60,100	1,984,502
Woodside Petroleum Ltd. (Australia)	1,220	38,208

		123,497,122

Paper & Forest Products — 0.1%
Holmen AB (Sweden), Ser. B (Class B Stock)	149	4,280
International Paper Co.	46,973	1,390,401
MeadWestvaco Corp.	16,514	494,594

		1,889,275

Personal Products — 0.1%
Avon Products, Inc.	47,100	822,837
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,900	1,336,608
Kao Corp. (Japan)	3,000	81,967

		2,241,412

Pharmaceuticals — 3.5%
Abbott Laboratories	159,800	8,985,554
Allergan, Inc.	31,100	2,728,714
AstraZeneca PLC (United Kingdom)	6,715	310,242
Bayer AG (Germany)	1,889	120,775
Bristol-Myers Squibb Co.	174,170	6,137,751
Eli Lilly & Co.	104,000	4,322,240
Forest Laboratories, Inc.*	29,900	904,774
GlaxoSmithKline PLC (United Kingdom)	10,710	244,747
Hospira, Inc.*	18,460	560,630
Johnson & Johnson	281,448	18,457,360
Merck & Co., Inc.	316,533	11,933,294
Mylan, Inc.*	48,100	1,032,226
Novartis AG (Switzerland)	5,566	318,210
Novo Nordisk A/S (Denmark) (Class B Stock)	1,973	226,730
Orion OYJ (Finland) (Class B Stock)	1,970	38,373
Otsuka Holdings Co. Ltd. (Japan)	200	5,623
Perrigo Co.	7,200	700,560
Pfizer, Inc.	801,870	17,352,467
Roche Holding AG (Switzerland)	1,853	314,061
Sanofi (France)	4,020	295,263
Shire PLC (United Kingdom)	1,057	36,819
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)*	100	7,717
Takeda Pharmaceutical Co. Ltd. (Japan)	1,900	83,435
Teva Pharmaceutical Industries Ltd. (Israel)	1,317	53,012
Watson Pharmaceuticals, Inc.*	12,900	778,386

		75,948,963

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	4,800	359,184
Equifax, Inc.(a)	12,700	491,998
Robert Half International, Inc.	14,200	404,132

		1,255,314

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co. (Class A Stock)(a)	13,033	$298,586
AvalonBay Communities, Inc.	9,075	1,185,195
Boston Properties, Inc.	14,900	1,484,040
Dexus Property Group (Australia)	26,340	22,361
Equity Residential	30,100	1,716,603
GPT Group (Australia)	18,234	57,255
HCP, Inc.(a)	43,400	1,798,062
Health Care REIT, Inc.(a)	19,400	1,057,882
Host Hotels & Resorts, Inc.(a)	74,882	1,106,007
Kimco Realty Corp.	39,000	633,360
Mirvac Group (Australia)	16,340	19,721
Plum Creek Timber Co., Inc.(a)	15,700	573,992
ProLogis, Inc.*	46,377	1,325,918
Public Storage(a)	14,300	1,922,778
Simon Property Group, Inc.	29,943	3,860,850
Stockland (Australia)	33,434	109,086
Ventas, Inc.	29,318	1,616,301
Vornado Realty Trust	18,525	1,423,832
Westfield Retail Trust (Australia)	17,094	43,534
Weyerhaeuser Co.	52,698	983,872

		21,239,235

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	28,100	427,682
Cheung Kong Holdings Ltd. (Hong Kong)	2,000	23,794
Daito Trust Construction Co. Ltd. (Japan)	300	25,725
Daiwa House Industry Co. Ltd. (Japan)	10,000	119,267
IMMOFINANZ AG (Austria)	4,999	15,010
Lend Lease Group (Australia)(b)	10,136	74,228
Tokyu Land Corp. (Japan)	24,000	90,737
UOL Group Ltd. (Singapore)	23,000	70,930
Wheelock & Co. Ltd. (Hong Kong)	11,000	27,250

		874,623

Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	15	126,673
CSX Corp.	112,600	2,371,356
East Japan Railway Co. (Japan)	2,700	171,885
Nippon Express Co. Ltd. (Japan)	8,000	31,181
Norfolk Southern Corp.	36,900	2,688,534
Ryder System, Inc.	4,900	260,386
Union Pacific Corp.	50,100	5,307,594
West Japan Railway Co. (Japan)	1,000	43,458

		11,001,067

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*(a)	55,700	300,780
Altera Corp.	33,200	1,231,720
Analog Devices, Inc.	32,400	1,159,272
Applied Materials, Inc.	134,600	1,441,566
Broadcom Corp. (Class A Stock)	48,750	1,431,300
First Solar, Inc.*(a)	5,500	185,680
Intel Corp.	534,600	12,964,050
KLA-Tencor Corp.	17,100	825,075
Linear Technology Corp.	24,400	732,732
LSI Corp.*	65,700	390,915

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.(a)	19,400	$710,622
Micron Technology, Inc.*	87,900	552,891
Novellus Systems, Inc.*	8,800	363,352
NVIDIA Corp.*(a)	61,450	851,697
Teradyne, Inc.*(a)	19,800	269,874
Texas Instruments, Inc.	118,600	3,452,446
Xilinx, Inc.	27,100	868,826

		27,732,798

Software — 1.9%
Adobe Systems, Inc.*	51,500	1,455,905
Autodesk, Inc.*	24,700	749,151
BMC Software, Inc.*	19,900	652,322
CA, Inc.	37,064	749,249
Citrix Systems, Inc.*	19,100	1,159,752
Dassault Systemes SA (France)	120	9,618
Electronic Arts, Inc.*	33,600	692,160
Intuit, Inc.	31,300	1,646,067
Microsoft Corp.	768,000	19,937,280
Nice Systems Ltd. (Israel)*	1,535	52,201
Oracle Corp.	405,800	10,408,770
Red Hat, Inc.*	18,800	776,252
Salesforce.com, Inc.*	12,900	1,308,834
SAP AG (Germany)	3,428	181,238
Symantec Corp.*	77,178	1,207,836

		40,986,635

Specialty Retail — 1.1%
Abercrombie & Fitch Co. (Class A Stock)	8,300	405,372
AutoNation, Inc.*(a)	3,874	142,834
AutoZone, Inc.*	3,000	974,910
Bed Bath & Beyond, Inc.*	25,400	1,472,438
Best Buy Co., Inc.	32,925	769,457
CarMax, Inc.*(a)	24,000	731,520
GameStop Corp. (Class A Stock)*(a)	13,600	328,168
Gap, Inc. (The)	37,900	703,045
Hennes & Mauritz AB (Sweden) (Class B Stock)	362	11,641
Home Depot, Inc. (The)	162,550	6,833,602
Inditex SA (Spain)	1,070	87,633
Kingfisher PLC (United Kingdom)	18,431	71,758
Limited Brands, Inc.(a)	25,706	1,037,237
Lowe’s Cos., Inc.(a)	131,700	3,342,546
Orchard Supply Hardware Stores Corp. (Class A Stock)*	200	449
O’Reilly Automotive, Inc.*	14,600	1,167,270
Ross Stores, Inc.	23,800	1,131,214
Staples, Inc.	74,049	1,028,541
Tiffany & Co.	13,000	861,380
TJX Cos., Inc.	39,100	2,523,905
Urban Outfitters, Inc.*(a)	11,100	305,916
USS Co. Ltd. (Japan)	590	53,351
Yamada Denki Co. Ltd. (Japan)	760	51,740

		24,035,927

Textiles, Apparel & Luxury Goods — 0.4%
Christian Dior SA (France)	168	19,919
Cie Financiere Richemont SA (Switzerland)	1,680	84,975

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods (continued)
Coach, Inc.	30,700	$1,873,928
LVMH Moet Hennessy Louis Vuitton SA (France)	622	88,069
NIKE, Inc. (Class B Stock)	38,700	3,729,519
Ralph Lauren Corp. (Class A Stock)	6,600	911,328
Swatch Group AG (The) (Bearer Shares) (Switzerland)	106	39,667
Swatch Group AG (The) (Registered Shares) (Switzerland)	883	58,848
V.F. Corp.(a)	8,900	1,130,211

		7,936,464

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.(a)	49,900	311,875
People’s United Financial, Inc.	36,300	466,455

		778,330

Tobacco — 1.1%
Altria Group, Inc.	213,800	6,339,170
British American Tobacco PLC (United Kingdom)	3,977	188,715
Imperial Tobacco Group PLC (United Kingdom)	4,986	188,547
Lorillard, Inc.	14,647	1,669,758
Philip Morris International, Inc.	181,400	14,236,272
Reynolds American, Inc.	34,800	1,441,416
Swedish Match AB (Sweden)	670	23,783

		24,087,661

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	30,100	1,312,661
ITOCHU Corp. (Japan)	8,000	81,278
Marubeni Corp. (Japan)	10,000	60,933
Mitsubishi Corp. (Japan)	3,400	68,689
Mitsui & Co. Ltd. (Japan)	3,700	57,541
Sumitomo Corp. (Japan)	7,700	104,241
Toyota Tsusho Corp. (Japan)	2,900	51,278
W.W. Grainger, Inc.	6,200	1,160,578

		2,897,199

Transportation Infrastructure
Atlantia SpA (Italy)	710	11,367
Kamigumi Co. Ltd. (Japan)	3,000	25,880

		37,247

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)	40,500	2,430,405
KDDI Corp. (Japan)	19	122,190
MetroPCS Communications, Inc.*	29,500	256,060
Millicom International Cellular SA (Luxembourg)	185	18,535
Softbank Corp. (Japan)	3,300	97,195
Sprint Nextel Corp.*	322,977	755,766
Vodafone Group PLC (United Kingdom)	112,485	312,517

		3,992,668

TOTAL COMMON STOCKS (cost $840,097,921)		1,199,361,605

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

EXCHANGE TRADED FUND	Shares	Value (Note 2)

iShares MSCI EAFE Index Fund (cost $452,631)	9,100	$450,723

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany)	317	14,996
Porsche Automobil Holding SE (Germany)	1,428	76,422
Volkswagen AG (Germany)	821	122,994

		214,412

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(c)	20,000	521,200

PREFERRED STOCKS (continued)	Shares	Value (Note 2)

Banking (continued)
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(c)	28,000	$725,200

		1,246,400

Household Products
Henkel AG & Co. KGaA (Germany)	145	8,368

Multi-Utilities
RWE AG (Germany)	408	13,431

Specialty Retail
Orchard Supply Hardware Stores Corp., Ser. A*	200	449

TOTAL PREFERRED STOCKS (cost $1,478,911)		1,483,060

ASSET-BACKED SECURITIES — 1.2%	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#

Non-Residential Mortgage-Backed Securities — 0.8%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(c)	Aaa	0.672%	10/27/18	$1,000	$952,556
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(c)	Aaa	2.066%	05/17/21	500	493,465
BA Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.678%	01/15/16	4,159	4,101,408
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.756%	05/25/17	1,908	1,840,350
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.682%	08/03/19	454	436,765
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.685%	02/20/15	1,500	1,486,562
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(c)	Aaa	0.772%	07/27/16	49	48,670
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(c)	Aaa	0.666%	07/22/20	817	764,869
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	430	429,942
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,440	1,452,224
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.663%	12/15/17	1,139	1,113,531
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aaa	0.763%	07/15/16	92	90,879
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(c)	Aaa	0.646%	10/19/20	1,257	1,194,699
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(c)	Aaa	0.787%	06/01/17	500	475,000
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.872%	02/15/16	165	165,026
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(c)	Aaa	0.796%	03/15/18	395	378,922
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	224	229,052
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(c)	Aaa	0.679%	11/01/18	2,100	1,994,120

					17,648,040

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	B2	1.944%	03/25/33	533	315,672
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(c)	Ca	3.219%	08/25/33	42	22,861
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(c)	Baa1	1.044%	03/25/34	3,240	2,284,019
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	395	324,655
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	868	688,542
Fremont Home Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	1.149%	07/25/34	506	373,259

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities (continued)
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.775%	01/20/35	$385	$333,864
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	B1	0.824%	06/25/34	1,074	764,149
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(c)	Ba2	1.494%	05/25/33	260	196,706
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Baa2	1.344%	12/27/33	1,468	1,162,585
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	Caa3	1.194%	07/25/32	782	551,063
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	B2	1.569%	09/25/32	913	703,920
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(c)	Ba3	1.059%	02/25/34	1,413	1,036,493
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(c)	Ca	0.544%	05/25/36	1,400	454,089

					9,211,877

TOTAL ASSET-BACKED SECURITIES (cost $29,377,550)					26,859,917

BANK LOANS(c) — 0.2%
Cable
Insight Midwest Holding LLC	Ba3	1.270%	10/06/13	678	669,448

Foods
Del Monte Foods Co.	Ba3	4.500%	03/08/18	1,025	971,045

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.	Ba3	3.688%	05/01/18	370	348,567
HCA, Inc.	Ba3	3.829%	03/31/17	886	839,351

					1,187,918

Technology — 0.1%
First Data Corp.	B1	3.044%	09/24/14	126	113,668
First Data Corp.	B1	3.044%	09/24/14	93	83,357
First Data Corp.	B1	4.294%	03/26/18	2,055	1,717,546
Flextronics International Ltd. (Singapore)	Ba1	2.520%	10/01/14	414	404,983
Flextronics International Ltd. (Singapore)	Ba1	2.546%	10/01/14	119	117,044

					2,436,598

TOTAL BANK LOANS (cost $5,707,415)					5,265,009

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,597	1,849,910
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	B2	2.875%	02/25/35	616	504,363
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Caa1	2.835%	03/25/35	640	493,754
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	2.760%	02/25/37	1,558	1,413,271
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	858	874,160
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	2.782%	07/25/35	982	864,207
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	223	228,328
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	Baa1	2.480%	02/25/34	691	616,250
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(d)	5.000%	03/25/20	568	505,907

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,703,512)					7,350,150

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,800,785
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,033,582
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.622%	06/10/49	3,779	3,816,463

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	$3,400	$3,586,306
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(c)	AAA(d)	5.441%	03/11/39	1,200	1,330,325
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(c)	Aaa	5.344%	01/15/46	1,000	1,081,202
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	AA-(d)	5.440%	09/15/30	714	742,481
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(c)	AAA(d)	5.751%	06/10/46	4,000	4,416,992
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	2,161	2,167,505
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	900	947,458
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(d)	5.419%	02/15/39	4,330	4,791,963
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	107	107,664
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(d)	5.100%	08/15/38	3,000	3,284,139
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(d)	5.816%	05/15/46	2,100	2,221,498
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,610	2,824,002
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	1,400	1,498,956
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,107	3,124,200
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,004	2,037,302
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	2,094	2,177,785
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	452	455,835
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,035,081
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	3,803	3,956,429
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(c)	Aa2	4.999%	10/15/42	1,170	1,230,867
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,861	1,990,103
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(c)	Aaa	5.475%	04/15/43	2,436	2,679,710
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(c)	Aaa	5.802%	06/15/49	1,991	2,013,217
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(c)	Aaa	0.223%	04/15/43	101,779	123,866
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(d)	4.826%	08/15/29	4,614	4,691,923
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	750,183
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(c)	AA(d)	5.263%	11/15/40	1,390	1,468,114
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.084%	02/15/31	3,037	3,068,088
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,773
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(c)	Aaa	5.661%	03/15/39	1,630	1,791,740
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	2,002,136
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(c)	AAA(d)	5.666%	05/12/39	3,400	3,791,507
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4	Aaa	5.878%	06/12/46	2,210	2,466,733
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	455,499
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	4,460	4,472,390
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(c)	Aaa	5.417%	03/12/44	1,500	1,642,807

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(d)	5.728%	10/15/42	$2,600	$2,870,876
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(d)	5.332%	12/15/43	4,080	4,560,424
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,610,074
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(d)	5.638%	06/11/42	1,040	1,099,864
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	1,300	1,416,229
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.737%	05/15/43	5,188	5,741,260
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	2,000	2,108,744

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,671,124)					108,539,080

CORPORATE BONDS — 10.7%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	469,324

Airlines — 0.2%
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 01A1(e)	Baa2	6.703%	06/15/21	128	129,633
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	215	219,513
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. A(a)	Baa2	4.750%	01/12/21	735	746,025
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	672	715,651
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,140	1,151,400
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	378	394,696
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	662	670,768
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	972,742

					5,000,428

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN.	Baa1	5.750%	12/15/14	495	534,392
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	262,941

					797,333

Banking — 3.0%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,000	2,585,742
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	1,210	1,215,929
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,690	1,850,550
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(c)	Ba3	8.000%	12/29/49	2,100	1,880,424
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	185	178,522
Bank of America Corp., Sr. Unsec’d. Notes(f)	Baa1	6.000%	09/01/17	1,330	1,298,915
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	790	731,476
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	Baa1	5.650%	05/01/18	105	100,039
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	850	766,624
Bank of America NA, Sub. Notes	A3	6.000%	10/15/36	805	669,546
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	1.300%	10/31/14	3,000	2,994,852
Bank of Nova Scotia (Canada), Covered Notes, 144A	Aaa	1.250%	11/07/14	2,750	2,738,381
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	591,464
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	301,652
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,330,618
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,548
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	555	575,813
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,172,817
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.500%	01/14/22	2,125	2,044,299

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	5.375%	08/09/20	$595	$611,821
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	320	351,556
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	850	1,040,682
Citigroup, Inc., Sub. Notes(a)	Baa1	5.625%	08/27/12	1,900	1,928,696
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	627,132
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.500%	05/22/19	1,195	1,406,618
Countrywide Financial Corp., Gtd. Notes, MTN(a)(e)	Baa1	5.800%	06/07/12	1,160	1,162,441
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	947,201
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	507,440
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,026,167
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	220	215,826
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	2,305	2,248,620
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	589,848
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.000%	06/15/20	700	717,053
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	750,153
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,597,108
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	105,148
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa2	4.875%	01/14/22	1,730	1,828,425
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	920	977,586
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	150	170,000
JPMorgan Chase & Co., Ser. 1(a)(c)	Baa1	7.900%	04/29/49	2,000	2,129,380
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	1,935	1,944,056
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,360	2,376,574
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,509,375
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A1	5.800%	01/13/20	1,770	1,680,399
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.300%	03/01/13	30	30,367
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.500%	07/28/21	635	587,143
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,110	1,954,027
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	495	471,604
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	100	98,744
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17	2,530	2,435,793
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	812,513
National Bank of Canada (Canada), Covered Notes, 144A	Aaa	2.200%	10/19/16	1,045	1,053,652
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	925	941,627
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	390	475,816
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A3	6.400%	10/21/19	1,775	1,661,734
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A2	3.400%	08/23/13	95	92,422
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.625%	09/14/16	2,600	2,565,776
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	767,050

					65,435,784

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	5.250%	02/06/12	1,850	474,062
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18	700	185,500

					659,562

Cable — 0.4%
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	1,940	1,978,800
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	2,063,991
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	372,444
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	368,969
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	623,709
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	171,744
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,755	1,895,690
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	386,281

					7,861,628

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Capital Goods — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(h)	Baa1	5.800%	10/15/12	$460	$475,896
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(e)(h)	Baa1	6.375%	10/15/17	1,198	1,384,352
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(e)(h)	Baa1	7.000%	10/15/37	390	469,199
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	367,284
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	180	204,811
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	609,207
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	1,060	1,123,341

					4,634,090

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,809,309
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	35	52,609
Ecolab, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.500%	12/08/41	290	321,361
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	825,863
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	135	156,350
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	590,116

					3,755,608

Consumer — 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,818,712
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,104	1,206,120
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	520	540,176

					3,565,008

Electric — 0.8%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	199,499
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	669,447
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,123,086
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	409,107
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	176,788
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	457,710
Duke Energy Carolinas LLC, First Mtge. Bonds(a)	A1	6.050%	04/15/38	530	693,840
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	997,848
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,382,285
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A3	6.000%	10/07/39	1,260	1,014,106
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	210,108
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,675,427
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	486,009
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	557,706
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	140	148,858
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	626,721
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	384,054
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,210	1,451,849
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	609,462
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	669,338
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(a)	Baa1	6.375%	01/15/15	465	531,347
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	30	38,429
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	157,805
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN.	A2	5.800%	05/01/37	515	660,358
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	673,871
Xcel Energy, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.800%	09/15/41	480	523,071
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	298,301

					16,826,430

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	$480	$528,658
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,029,661

					1,558,319

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,070	1,240,273
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	305	347,731
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.950%	06/15/19	225	268,610
Nabors Industries, Inc., Gtd. Notes, 144A	Baa2	4.625%	09/15/21	890	903,977
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	Ba1	6.875%	05/01/18	1,450	1,639,915
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	140	155,516
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	711,837
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	27,227
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,740,308

					7,035,394

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,160	1,797,468
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	230	362,611
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	650	666,250
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	708	774,155
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,048,853
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,046,826
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(e)(h)	A2	6.000%	11/27/17	650	766,273
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	540,649
J.M. Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	410	419,450
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	218,581
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	12/01/21	480	491,694
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	695	807,937
Tyson Foods, Inc., Gtd. Notes(a)	Ba1	6.850%	04/01/16	785	861,537

					9,802,284

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,590	1,648,328
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,060	2,084,975
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	647,435
Genentech, Inc., Sr. Unsec’d. Notes	AA-(d)	4.750%	07/15/15	270	301,169
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	470	520,367
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	623,418
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	256,842
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	517,462

					6,599,996

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	596,106
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	571,332
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	686,524
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,200	1,313,755
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	115	135,262
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	400	508,734
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	410	526,370
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,185,458

					5,523,541

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	480	480,866
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	654,103
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	918,399
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	900	952,651

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	$990	$1,017,820
Chubb Corp. (The)(a)(c)	A3	6.375%	03/29/67	1,260	1,244,250
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	966,953
Lincoln National Corp.(c)	Ba1	6.050%	04/20/67	250	208,125
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	490,494
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	746,155
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	614,261
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	960	1,071,499
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	100,478
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	6.750%	06/01/16	270	311,050
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	830,015
Northwestern Mutual Life Insurance, Notes, 144A(a)	Aa2	6.063%	03/30/40	350	420,151
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,044,837
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	695,992
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,158,552
Progressive Corp. (The)(c)	A2	6.700%	06/15/37	715	722,150
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,430	1,835,265
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	315	324,346
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	747,931
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	605,513
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	116,327

					18,278,183

Lodging — 0.2%
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	763,125
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,585	1,636,512
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.750%	05/15/18	2,700	3,051,000

					5,450,637

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,512,500
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	273,278
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41	475	547,481
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	40,459
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,527,843
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	175	206,133
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	495	593,481
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	892,679
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	200,087
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	854,912
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	420	521,216

					8,170,069

Metals — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	860	849,303
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	125	148,002
Peabody Energy Corp., Sr. Unsec’d. Notes, 144A	Ba1	6.000%	11/15/18	1,275	1,300,500
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(d)	4.500%	05/15/13	255	265,635
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	131,076
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	900	937,125
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes(a)	Baa2	6.875%	11/10/39	745	853,323
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	995	1,000,082

					5,485,046

Non-Captive Finance — 0.5%
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/04/15	250	250,313
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN.	Aa2	5.875%	01/14/38	970	1,027,799
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(i)	Aa2	6.000%	08/07/19	3,010	3,457,370

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Captive Finance (continued)
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.875%	01/10/39	$730	$874,563
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	230	213,335
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	1,750	1,741,250
SLM Corp., Sr. Notes, MTN.	Ba1	6.250%	01/25/16	365	354,955
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	8.000%	03/25/20	1,000	1,010,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,025	1,055,750

					9,985,335

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	6.875%	07/15/33	450	393,750

Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(e)(h)	Baa3	5.400%	11/01/20	275	304,603
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	6.000%	11/15/41	740	803,354
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	748,596
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,530	1,621,800

					3,478,353

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	610	597,554
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	553,828
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	153,741
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	83,779
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,753,288
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	205	214,915

					5,357,105

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	937,359
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	829,759
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	727,744
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	33,965

					2,528,827

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	393,491
HCP, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.700%	02/01/14	670	669,026
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	816,267
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	551,860
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	679,333
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	68	75,502
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	550	561,788
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,700	3,099,613

					6,846,880

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	335	407,656
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	345	423,964
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	330	332,263
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Ba1	5.875%	01/15/13	2,000	2,059,098
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/21	220	229,335
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.625%	04/15/41	650	840,061

					4,292,377

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	370,476
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	330	336,004
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	579,859

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	$1,225	$1,385,781
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,793,090

					5,465,210

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	665,816
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	25,426
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	323	363,343
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.550%	08/15/41	1,195	1,407,013
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,115	1,418,324
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	350	493,255
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,239,280
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/12/06)(e)(h)	Baa3	7.082%	06/01/16	325	352,282
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06-04/10/07)(e)(h)	Baa3	7.995%	06/01/36	1,645	1,704,529
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	163,299
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	440	412,328
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,260	1,040,694
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	325	321,187
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	204,765
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	256,038
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	69,817
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	700	749,000

					12,886,396

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	4,090,056
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	197,728
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,322,702
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	290	345,447
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	330,591

					6,286,524

TOTAL CORPORATE BONDS (cost $221,611,277)					234,429,421

MORTGAGE-BACKED SECURITIES — 11.9%
Federal Home Loan Mortgage Corp.(c)		2.386%	06/01/36	680	711,127
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	1,500	1,548,281
Federal Home Loan Mortgage Corp.		3.500%	TBA 15 YR	1,000	1,042,344
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	7,366	7,762,682
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	2,500	2,621,875
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	27,358	29,021,481
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	1,000	1,059,531
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	5,920	6,400,299
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	8,000	8,596,249
Federal Home Loan Mortgage Corp.(c)		5.227%	12/01/35	1,325	1,412,073
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	5,453	5,938,975
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	8,500	9,222,500
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,427	1,591,577
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	3,000	3,294,375
Federal Home Loan Mortgage Corp.		6.500%	12/01/14-09/01/16	104	108,988
Federal Home Loan Mortgage Corp.		7.000%	05/01/31-10/01/32	735	843,533
Federal National Mortgage Association(c)		2.016%	07/01/33	619	647,352
Federal National Mortgage Association		3.500%	06/01/39	1,882	1,937,215

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

MORTGAGE-BACKED SECURITIES (continued)		Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Federal National Mortgage Association		3.500%	TBA 15 YR	$5,000	$5,228,125
Federal National Mortgage Association		4.000%	TBA 30 YR	7,500	7,878,516
Federal National Mortgage Association		4.000%	TBA 30 YR	5,000	5,239,063
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	19,683	21,097,923
Federal National Mortgage Association		5.000%	10/01/18-05/01/36	9,020	9,757,074
Federal National Mortgage Association		5.000%	TBA 30 YR	3,000	3,234,375
Federal National Mortgage Association		5.500%	03/01/16-04/01/37	18,078	19,785,800
Federal National Mortgage Association(c)		5.545%	07/01/37	778	828,263
Federal National Mortgage Association(c)		5.581%	06/01/37	212	226,167
Federal National Mortgage Association		6.000%	04/01/13-06/01/38	16,081	17,853,199
Federal National Mortgage Association		6.000%	TBA 30 YR	1,000	1,101,094
Federal National Mortgage Association		6.500%	07/01/17-01/01/37	6,133	6,921,884
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	471	547,713
Federal National Mortgage Association		7.500%	05/01/12-05/01/32	149	176,740
Government National Mortgage Association		3.500%	TBA 30 YR	4,500	4,683,515
Government National Mortgage Association		4.000%	05/20/41	424	454,779
Government National Mortgage Association		4.000%	TBA 30 YR	18,500	19,844,140
Government National Mortgage Association		4.000%	TBA 30 YR	5,000	5,347,656
Government National Mortgage Association		4.500%	01/20/41	2,807	3,067,595
Government National Mortgage Association		4.500%	TBA 30 YR	17,250	18,745,897
Government National Mortgage Association		4.500%	TBA 30 YR	1,500	1,634,297
Government National Mortgage Association		5.000%	TBA 30 YR	6,000	6,633,750
Government National Mortgage Association		5.000%	TBA 30 YR	4,500	4,985,157
Government National Mortgage Association		5.500%	08/15/33-04/15/36	5,321	6,015,950
Government National Mortgage Association		6.000%	11/15/23-07/15/34	1,752	1,994,548
Government National Mortgage Association		6.500%	10/15/23-09/15/36	3,346	3,843,736
Government National Mortgage Association		8.000%	01/15/24-07/15/24	48	56,206

TOTAL MORTGAGE-BACKED SECURITIES (cost $250,615,644)					260,943,619

	Moody’s Ratings (Unaudited)†
MUNICIPAL BONDS — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,695,704
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	1,186,242
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,133,735
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,426,270
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,294,084
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	475,984
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	310,819
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	520,009
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	574,094
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	812,138
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,489,312
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	418,842
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	299,821
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	253,591
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	355,066

TOTAL MUNICIPAL BONDS (cost $10,072,626)					12,245,711

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

NON-CORPORATE FOREIGN AGENCIES — 0.7%	Moody’s Ratings (Unaudited)†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	$7,220	$7,501,392
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	862,976
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	Aaa	2.375%	08/25/21	730	729,072
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	439,250
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,097,375
Export Development Canada (Canada)	Aaa	1.250%	10/26/16	1,530	1,547,341
Export-Import Bank of Korea (South Korea)	A1	4.000%	01/29/21	460	443,912
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	365	382,174
Qatar Government International Bond (Qatar), 144A	Aa2	5.250%	01/20/20	285	312,788
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	6.400%	01/20/40	180	211,500

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $14,109,531)					14,527,780

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		5.500%	07/15/36	950	1,232,252
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	420	505,718
Resolution Funding Corp. Interest Strip, Bonds(j)		1.620%	04/15/18	2,645	2,396,714
Tennessee Valley Authority		5.880%	04/01/36	85	115,923

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,692,072)					4,250,607

U.S. GOVERNMENT TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds(a)		3.750%	08/15/41	55	64,685
U.S. Treasury Bonds		4.250%	11/15/40	175	223,180
U.S. Treasury Bonds		4.375%	05/15/40	3,605	4,683,118
U.S. Treasury Bonds		4.750%	02/15/41	8,755	12,065,484
U.S. Treasury Bonds		6.500%	11/15/26	1,395	2,116,477
U.S. Treasury Bonds		4.375%	05/15/41	2,780	3,622,254
U.S. Treasury Inflation Indexed Note		1.375%	01/15/20	9,032	10,283,797
U.S. Treasury Notes		1.875%	09/30/17	5,650	5,907,340
U.S. Treasury Notes		1.875%	10/31/17	11,550	12,076,068
U.S. Treasury Notes		3.250%	12/31/16	7,220	8,061,578
U.S. Treasury Notes		3.500%	02/15/18	6,000	6,840,468
U.S. Treasury Notes		4.250%	11/15/17	6,475	7,648,089
U.S. Treasury Notes		4.625%	11/15/16	4,135	4,883,179
U.S. Treasury Notes		4.750%	08/15/17	2,110	2,540,571
U.S. Treasury Notes(a)		0.250%	12/15/14	4,335	4,320,777
U.S. Treasury Notes		2.000%	11/15/21	4,515	4,566,498
U.S. Treasury Notes		3.250%	03/31/17	1,420	1,589,957
U.S. Treasury Strips Coupon(k)		1.530%	02/15/19	9,905	8,918,521
U.S. Treasury Strips Coupon(k)		2.480%	05/15/24	16,380	12,080,741
U.S. Treasury Strips Coupon(k)		2.510%	08/15/24	11,695	8,531,994
U.S. Treasury Strips Coupon(k)		2.520%	11/15/24	4,145	2,995,969
U.S. Treasury Strips Coupon(k)		2.740%	11/15/23	12,715	9,563,091
U.S. Treasury Strips Coupon(k)		2.780%	02/15/24	10,000	7,448,860
U.S. Treasury Strips Coupon(k)		3.040%	05/15/25	6,000	4,247,490
U.S. Treasury Strips Coupon(k)		3.380%	05/15/27	2,280	1,493,747
U.S. Treasury Strips Coupon(k)		4.130%	08/15/33	8,260	4,332,593
U.S. Treasury Strips Principal(j)		0.390%	11/15/14	2,150	2,126,036

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $139,508,328)					153,232,562

TOTAL LONG-TERM INVESTMENTS (cost $1,625,098,542)					2,028,939,244

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

SHORT-TERM INVESTMENTS — 18.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. GOVERNMENT TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill (cost $3,849,098)(i)(l)	0.047%	06/28/12	$3,850	$3,848,864

			Shares
AFFILIATED MUTUAL FUNDS — 18.3%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $124,974,009) (Note 4)(m)			12,896,102	114,259,463
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $287,158,467; includes $134,741,536 of cash collateral received for securities on loan) (Note 4)(m)(n)			287,158,467	287,158,467

TOTAL AFFILIATED MUTUAL FUNDS (cost $412,132,476)				401,417,930

TOTAL SHORT-TERM INVESTMENTS (cost $415,981,574)				405,266,794

TOTAL INVESTMENTS — 111.1% (cost $2,041,080,116)				2,434,206,038
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (11.1)%				(242,591,242)

NET ASSETS — 100.0%				$2,191,614,796

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

*	Non-income producing security.

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of December 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,130,353; cash collateral of $134,741,536 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at December 31, 2011.

(d)	Standard & Poor’s Rating.

(e)	Indicates a security that has been deemed illiquid.

(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(h)	Indicates a restricted security; the aggregate original cost of such securities is $4,997,696. The aggregate value of $5,457,134 is approximately 0.2% of net assets.

(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(j)	Represents zero coupon bond. Rate shown reflects the effective yield at December 31, 2011.

(k)	Rate shown reflects the effective yield at December 31, 2011.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
272	2 Year U.S. Treasury Notes	Mar. 2012	$60,001,397	$59,988,750	$(12,647)
397	5 Year U.S. Treasury Notes	Mar. 2012	48,704,931	48,933,352	228,421
405	S&P 500 E-mini	Mar. 2012	24,864,218	25,365,150	500,932
96	S&P 500 Index	Mar. 2012	29,411,501	30,062,400	650,899
6	U.S. Ultra Bond	Mar. 2012	943,273	961,125	17,852

					1,385,457

Short Positions:
164	10 Year U.S. Treasury Notes	Mar. 2012	21,446,298	21,504,500	(58,202)
251	U.S. Long Bond	Mar. 2012	35,992,824	36,347,938	(355,114)

					(413,316)

					$972,141

Interest rate swap agreements outstanding at December 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-Counter Swap Agreements:
Morgan Stanley Capital Services, Inc.	11/01/14	$2,750	0.784%	3 month LIBOR(2)	$(61,101)	$—	$(61,101)
Barclays Bank PLC	05/31/16	5,400	1.175%	3 month LIBOR(1)	10,969	—	10,969
Barclays Bank PLC	05/31/16	5,400	1.180%	3 month LIBOR(1)	11,935	—	11,935
Barclays Bank PLC	05/31/16	1,360	1.220%	3 month LIBOR(1)	5,251	—	5,251
Deutsche Bank AG	09/14/16	2,860	1.206%	3 month LIBOR(2)	(15,652)	—	(15,652)
Citibank, NA	07/20/21	5,155	3.035%	3 month LIBOR(1)	546,324	—	546,324
Citibank, NA	11/23/21	4,650	2.148%	3 month LIBOR(2)	(466)	—	(466)

					$497,260	$—	$497,260

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-Counter Credit Default Swaps on Corporate Issues—Buy Protection(1):
JPMorgan Chase Bank	06/20/14	$1,110	0.650%	Bunge Ltd. Finance Corp.	$20,579	$—	$20,579
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc.	(21,836)	(4,759)	(17,077)
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc.	(5,459)	(1,720)	(3,739)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc.	(11,444)	24,323	(35,767)
Morgan Stanley Capital Services, Inc.	06/20/18	1,600	1.000%	Newell Rubbermaid, Inc.	49,252	—	49,252
Morgan Stanley Capital Services, Inc.	06/20/18	2,700	0.970%	Simon Property Group LP	78,221	—	78,221
Deutsche Bank AG	06/20/18	2,800	1.150%	Spectra Energy Capital LLC	61,105	—	61,105
Deutsche Bank AG	03/20/14	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc.	(207,576)	—	(207,576)
Merrill Lynch Capital Services, Inc.	06/20/18	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc.	68,334	—	68,334

					$31,176	$17,844	$13,332

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,199,361,156	$—	$449
Exchange Traded Fund	450,723	—	—
Preferred Stocks	1,482,611	—	449
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	17,173,040	475,000
Residential Mortgage-Backed Securities	—	9,211,877	—
Bank Loans	—	5,265,009	—
Collateralized Mortgage Obligations	—	7,350,150	—
Commercial Mortgage-Backed Securities	—	108,539,080	—
Corporate Bonds	—	234,429,421	—
Mortgage-Backed Securities	—	260,943,619	—
Municipal Bonds	—	12,245,711	—
Non-Corporate Foreign Agencies	—	14,527,780	—
U.S. Government Agency Obligations	—	4,250,607	—
U.S. Government Treasury Obligations	—	157,081,426	—
Affiliated Mutual Funds	401,417,930	—	—
Other Financial Instruments*
Futures Contracts	972,141	—	—
Interest Rate Swap Agreements	—	497,260	—
Credit Default Swap Agreements	—	13,332	—

Total	$1,603,684,561	$831,528,312	$475,898

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 were as follows:

Affiliated Mutual Fund (including 6.1% of collateral received for securities on loan)	18.3%
Mortgage-Backed Securities	11.9
U.S. Government Treasury Obligations	7.2
Oil, Gas & Consumable Fuels	5.6
Commercial Mortgage-Backed Securities	5.0
Pharmaceuticals	3.5
Banking	3.1
Insurance	2.7
Computers & Peripherals	2.5
IT Services	2.1
Software	1.9

Media	1.7%
Diversified Telecommunication Services	1.6
Beverages	1.5
Commercial Banks	1.5
Diversified Financial Services	1.5
Aerospace & Defense	1.4
Chemicals	1.4
Industrial Conglomerates	1.4
Tobacco	1.4
Food & Staples Retailing	1.3
Real Estate Investment Trusts	1.3
Semiconductors & Semiconductor Equipment	1.3
Household Products	1.2
Communications Equipment	1.1
Electric Utilities	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Energy Equipment & Services	1.1%
Food Products	1.1
Healthcare Providers & Services	1.1
Hotels, Restaurants & Leisure	1.1
Internet Software & Services	1.1
Machinery	1.1
Specialty Retail	1.1
Capital Markets	1.0
Healthcare Equipment & Supplies	1.0
Electric	0.8
Multi-Utilities	0.8
Non-Residential Mortgage-Backed Securities	0.8
Biotechnology	0.7
Non-Corporate Foreign Agencies	0.7
Air Freight & Logistics	0.6
Municipal Bonds	0.6
Telecommunications	0.6
Metals & Mining	0.5
Multiline Retail	0.5
Non-Captive Finance	0.5
Road & Rail	0.5
Cable	0.4
Consumer Finance	0.4
Foods	0.4
Healthcare & Pharmaceutical	0.4
Internet & Catalog Retail	0.4
Media & Entertainment	0.4
Residential Mortgage-Backed Securities	0.4
Textiles, Apparel & Luxury Goods	0.4
Automobiles	0.3
Collateralized Mortgage Obligations	0.3
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	0.3
Energy – Other	0.3

Healthcare Insurance	0.3%
Metals	0.3
Technology	0.3
Airlines	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Consumer	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Paper	0.2
Pipelines & Other	0.2
Retailers	0.2
U.S. Government Agency Obligations	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Gas Utilities	0.1
Household Durables	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Professional Services	0.1
Railroads	0.1
Trading Companies & Distributors	0.1

111.1
Liabilities in excess of other assets	(11.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$24,323		Premium received for swap agreements	$6,479
Credit contracts	Unrealized appreciation on swap agreements	277,491		Unrealized depreciation on swap agreements	264,159
Equity contracts	Due to broker — variation margin	1,151,831	*	—	—
Interest rate contracts	Unrealized appreciation on swap agreements	574,479		Unrealized depreciation on swap agreements	77,219
Interest rate contracts	Due to broker — variation margin	246,273	*	Due to broker — variation margin	425,963	*

Total		$2,274,397			$773,820

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Rights	Warrants	Total
Credit contracts	$—	$(84,737)	$—	$—	$(84,737)
Equity contracts	8,197,262	—	8,260	(10,424)	8,195,098
Interest rate contracts	(2,677,107)	665,039	—	—	(2,012,068)

Total	$5,520,155	$580,302	$8,260	$(10,424)	$6,098,293

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value			Futures	Swaps	Total
Credit contracts			$—	$413,002	$413,002
Equity contracts			41,827	—	41,827
Interest rate contracts			(1,345,998)	497,260	(848,738)

Total			$(1,304,171)	$910,262	$(393,909)

For the year ended December 31, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$224,887,814	$82,953,126

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$22,826	$23,312

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investments, at value including securities on loan of $131,130,353:
Unaffiliated investments (cost $1,628,947,640)	$2,032,788,108
Affiliated investments (cost $412,132,476)	401,417,930
Foreign currency, at value (cost $87,949)	87,875
Cash	80,718
Receivable for investments sold	51,299,662
Dividends and interest receivable	7,178,026
Unrealized appreciation on swap agreements	851,970
Foreign tax reclaim receivable	26,264
Premium paid for swap agreements	24,323
Receivable for Series shares sold	21,935
Prepaid expenses	13,476

Total Assets	2,493,790,287

LIABILITIES
Payable for investments purchased	164,952,661
Collateral for securities on loan	134,741,536
Management fee payable	1,018,412
Payable for Series shares repurchased	532,774
Unrealized depreciation on swap agreements	341,378
Accrued expenses and other liabilities	329,569
Due to broker-variation margin	251,756
Premium received for swap agreements	6,479
Affiliated transfer agent fee payable	926

Total Liabilities	302,175,491

NET ASSETS	$2,191,614,796

Net assets were comprised of:
Paid-in capital	$1,819,283,952
Retained earnings	372,330,844

Net assets, December 31, 2011	$2,191,614,796

Net asset value and redemption price per share, $2,191,614,796 / 134,281,948 outstanding shares of beneficial interest	$16.32

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Interest	$33,061,237
Unaffiliated dividend income (net of foreign withholding taxes of $118,149)	24,995,489
Affiliated dividend income	2,065,123
Affiliated income from securities loaned, net	249,253

60,371,102

EXPENSES
Management fee	12,227,210
Shareholders’ reports	385,000
Custodian’s fees and expenses	360,000
Audit fee	36,000
Trustees’ fees	31,000
Insurance expenses	29,000
Legal fees and expenses	13,000
Transfer agent’s fee and expenses (including affiliated expense of $5,500) (Note 4)	12,000
Commitment fee on syndicated credit agreement	8,000
Miscellaneous	52,379

Total expenses	13,153,589

NET INVESTMENT INCOME	47,217,513

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions (including affiliated: $(1,671,086))	42,989,678
Futures transactions	5,520,155
Swap agreement transactions	580,302
Foreign currency transactions	23,060

49,113,195

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(72,670))	5,116,051
Securities sold short	4,542
Futures	(1,304,171)
Swap agreements	910,262
Foreign currencies	(30,037)

4,696,647

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	53,809,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,027,355

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$47,217,513	$50,041,489
Net realized gain on investments, swaps and foreign currencies	49,113,195	26,327,189
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	4,696,647	163,178,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	101,027,355	239,547,053

DISTRIBUTIONS	(50,030,858)	(52,703,504)

SERIES SHARE TRANSACTIONS:
Series shares sold [648,345 and 812,903 shares, respectively]	10,475,022	12,182,009
Series shares issued in reinvestment of distributions [3,117,187 and 3,642,260 shares, respectively]	50,030,858	52,703,504
Series shares repurchased [9,540,307 and 10,357,369 shares, respectively]	(154,546,244)	(155,802,464)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(94,040,364)	(90,916,951)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,043,867)	95,926,598
NET ASSETS:
Beginning of year	2,234,658,663	2,138,732,065

End of year	$2,191,614,796	$2,234,658,663

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS — 91.6% ASSET-BACKED SECURITIES — 11.8%	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Residential Mortgage-Backed Securities — 7.8%
Apidos CDO (Cayman Islands), 144A Ser. 2006-4A, Class A1(a)	Aaa	0.672%	10/27/18		$2,000	$1,905,112
Ser. 2011-8A, Class A1(a)	Aaa	2.094%	10/17/21		4,000	3,899,776
ARES CLO Funds (Cayman Islands), 144A Ser. 2004-8A, Class A1A(a)	Aaa	0.942%	02/26/16		583	570,334
Ser. 2005-10A, Class A2(a)	Aaa	0.799%	09/18/17		672	655,572
Ser. 2005-10A, Class A3(a)	Aaa	0.799%	09/18/17		572	555,433
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.678%	01/15/16		5,750	5,670,376
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.078%	02/15/17		2,100	2,079,404
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.833%	06/20/17		5,121	4,795,703
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.756%	05/25/17		954	920,175
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.682%	08/03/19		4,539	4,367,654
Citibank Credit Card Issuance Trust Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15		6,500	6,776,743
Ser. 2005-C2, Class C2(a)	Baa2	0.764%	03/24/17		2,320	2,258,517
Ser. 2005-C3, Class C3(a)	Baa2	0.688%	07/15/14		5,280	5,267,845
Ser. 2006-C1, Class C1(a)	Baa2	0.685%	02/20/15		6,320	6,263,379
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)(b)	Aaa	2.309%	04/20/19		2,000	1,991,870
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(b)	Aaa	0.619%	04/20/19		1,900	1,821,169
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.772%	07/27/16		198	194,680
Four Corners CLO (Cayman Islands), 144A Ser. 2005-1A, Class A3(a)	Aaa	0.874%	03/26/17		1,582	1,519,751
Ser. 2006-3A, Class A(a)	Aaa	0.666%	07/22/20		2,042	1,912,172
Fuel Trust, 144A Sec’d. Notes	Baa2	3.984%	06/15/16		1,050	1,049,858
Sec’d. Notes	Baa2	4.207%	04/15/16		3,925	3,958,320
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	Baa3	1.278%	05/15/34		252	89,261
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.663%	12/15/17		1,495	1,461,510
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.763%	07/15/16		647	636,155
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.701%	05/09/18		2,764	2,658,309
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	Aaa	0.717%	11/15/17		3,381	3,249,047
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.646%	10/19/20		1,451	1,378,499
LCM LP (Cayman Islands), 144A Ser. 2004-2A, Class A(a)	Aaa	0.736%	10/22/16		574	550,682
Ser. 2005-3A, Class A(a)	Aaa	0.787%	06/01/17		2,500	2,375,000
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32		5,085	5,136,431
MBNA Credit Card Master Note Trust Ser. 2002-C3, Class C3(a)	A3	1.628%	10/15/14		1,900	1,903,589
Ser. 2004-C2, Class C2(a)	A3	1.178%	11/15/16		9,800	9,704,937
Ser. 2006-C1, Class C1(a)	A3	0.698%	07/15/15		16,600	16,465,822
Mountain Capital CLO Ltd. (Cayman Islands), 144A Ser. 2004-3A, Class A1LA(a)	Aaa	0.872%	02/15/16		251	250,840
Ser. 2005-4A, Class A1L(a)	Aaa	0.796%	03/15/18		2,963	2,841,912
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aaa	2.103%	09/14/19	EUR	5,229	6,225,949
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	0.971%	07/10/15		595	585,506
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13		961	988,115
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.867%	03/21/17		1,735	1,659,149

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Residential Mortgage-Backed Securities (continued)
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.679%	11/01/18	$4,500	$4,273,114
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(b)	Aaa	0.912%	01/21/16	1,590	1,550,372

					122,418,042

Residential Mortgage-Backed Securities — 4.0%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Baa3	1.194%	09/25/33	1,841	1,402,114
Ameriquest Mortgage Securities, Inc. Ser. 2001-2, Class M3(a)	Caa2	3.219%	10/25/31	557	402,761
Ser. 2004-R8, Class M1(a)	Baa1	1.254%	09/25/34	950	721,599
Argent Securities, Inc. Ser. 2003-W2, Class M4(a)	Ba2	5.919%	09/25/33	2,400	1,506,230
Ser. 2004-W6, Class M1(a)	Baa1	0.844%	05/25/34	3,532	2,641,941
Ser. 2004-W10, Class A2(a)	Aaa	0.684%	10/25/34	1,802	1,591,236
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Baa3	1.344%	08/25/33	2,152	1,607,119
Asset Backed Securities Corp. Home Equity Ser. 2003-HE3, Class M1(a)	A3	1.523%	06/15/33	1,706	1,249,749
Ser. 2004-HE1, Class M1(a)	Ba1	1.328%	01/15/34	295	236,260
Ser. 2004-HE5, Class M1(a)	A2	0.894%	08/25/34	2,600	2,007,767
Bear Stearns Asset Backed Securities Trust Ser. 2004-HE2, Class M1(a)	Ba1	1.194%	03/25/34	4,784	3,698,684
Ser. 2004-HE3, Class M2(a)	B1	2.019%	04/25/34	2,207	1,827,048
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.669%	03/25/33	275	28,536
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.186%	03/25/34	1,300	1,210,603
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	C	1.374%	11/25/34	137	64,186
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.544%	08/25/32	125	63,009
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	1,099	871,047
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	1.014%	09/25/35	3,600	2,296,051
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Baa3	1.344%	12/25/33	315	226,752
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.269%	11/25/33	3,254	2,521,708
HSBC Home Equity Loan Trust Ser. 2006-1, Class M1(a)	Aa1	0.565%	01/20/36	850	753,561
Ser. 2006-2, Class A1(a)	Aaa	0.435%	03/20/36	232	214,286
Ser. 2006-2, Class A2(a)	Aaa	0.465%	03/20/36	282	263,226
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.594%	03/25/36	3,200	1,044,874
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	1.044%	02/25/34	4,250	3,119,798
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	B3	1.074%	02/25/34	3,005	2,198,247
Merrill Lynch Mortgage Investors, Inc. Ser. 2004-HE2, Class M1(a)	A-(c)	1.094%	08/25/35	1,000	635,852
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.554%	06/25/35	2,806	2,008,824
Morgan Stanley ABS Capital I Ser. 2002-NC6, Class M2(a)	Ca	3.444%	11/25/32	167	44,177
Ser. 2003-HE1, Class M1(a)	Ba2	1.494%	05/25/33	1,937	1,465,464
Ser. 2003-HE3, Class M1(a)	Ba3	1.314%	10/25/33	1,419	1,031,396
Ser. 2004-NC1, Class M1(a)	Baa2	1.344%	12/27/33	1,193	944,600
Ser. 2004-OP1, Class M1(a)	Aa1	0.874%	11/25/34	3,688	2,666,773
Ser. 2004-WMC1, Class M1(a)	B1	1.224%	06/25/34	2,996	2,195,200
Ser. 2004-WMC2, Class M1(a)	B2	1.209%	07/25/34	2,575	1,898,054
New Century Home Equity Loan Trust Ser. 2003-4, Class M1(a)	A2	1.419%	10/25/33	4,376	3,447,587
Ser. 2004-4, Class M1(a)	Ba1	1.059%	02/25/35	3,048	2,261,709
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.094%	12/25/34	916	793,896
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa2	5.221%	02/25/34	1,000	944,755
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Ba2	1.419%	12/25/32	520	403,964

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities (continued)
Securitized Asset Backed Receivables LLC Trust Ser. 2004-NC1, Class M1(a)	B1	1.074%	02/25/34	$4,452	$3,350,933
Ser. 2006-FR1, Class M1(a)	C	0.694%	11/25/35	2,000	241,390
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A1	1.059%	02/25/35	79	64,063
Structured Asset Investment Loan Trust Ser. 2004-2, Class A4(a)	AAA(c)	0.999%	03/25/34	2,297	1,657,407
Ser. 2004-7, Class A8(a)	AAA(c)	1.494%	08/25/34	1,400	1,028,693
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.294%	07/25/32	1,327	1,018,425

					61,871,554

TOTAL ASSET-BACKED SECURITIES (cost $187,078,263)					184,289,596

BANK LOANS — 1.6%
Automotive — 0.2%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17	2,488	2,348,023

Cable — 0.1%
Insight Midwest Holding LLC(a)	Ba3	1.270%	10/06/13	1,789	1,766,599

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)	B3	2.010%	06/15/15	409	405,156
Capital Safety Group Ltd.(a)	B3	3.014%	06/14/16	1,091	1,079,844

					1,485,000

Consumer
Huish Detergents, Inc.(a)	Ba3	2.260%	04/26/14	201	177,779

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)	B2	4.891%	10/10/17	1,860	1,175,597

Foods — 0.2%
Del Monte Foods Co.(a)	Ba3	4.500%	03/08/18	1,866	1,767,680
OSI Restaurant Partners, Inc.(a)	B3	2.617%	06/14/13	442	417,474
OSI Restaurant Partners, Inc.(a)	B3	2.743%	06/14/14	1,012	955,781

					3,140,935

Gaming — 0.2%
CCM Merger, Inc.(a)	B3	7.000%	03/01/17	2,880	2,846,339

Healthcare & Pharmaceutical — 0.3%
HCA, Inc.(a)	Ba3	3.688%	05/01/18	462	435,710
HCA, Inc.(a)	Ba3	3.829%	03/31/17	1,108	1,049,188
RPI Finance Trust(a)	Baa2	4.000%	05/09/18	3,980	3,945,175

					5,430,073

Non-Captive Finance — 0.2%
International Lease Finance Corp.(a)	Ba2	6.750%	03/17/15	1,990	1,992,458
International Lease Finance Corp.(a)	Ba3	7.000%	03/17/16	1,460	1,461,805

					3,454,263

Technology — 0.2%
First Data Corp.(a)	B1	3.044%	09/24/14	88	79,567
First Data Corp.(a)	B1	3.044%	09/24/14	168	151,557
First Data Corp.(a)	B1	4.294%	03/26/18	2,411	2,014,814
Flextronics International Ltd. (Singapore)(a)	Ba1	2.522%	10/01/14	410	400,502
Flextronics International Ltd. (Singapore)(a)	Ba1	2.546%	10/01/14	118	115,749

					2,762,189

TOTAL BANK LOANS (cost $26,055,501)					24,586,797

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	$1,062	$1,081,198
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	223	228,327
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa1	2.480%	02/25/34	1,935	1,725,500
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	872	776,108

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,125,681)					3,811,133

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.9%
Banc of America Commercial Mortgage, Inc. Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	237	238,130
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	2,989	3,020,820
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,458	3,454,837
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	2,392	2,389,316
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,500	3,682,952
Ser. 2007-4, Class A3(a)	AAA(c)	5.791%	02/10/51	6,460	6,801,747
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,573,739
Bear Stearns Commercial Mortgage Securities Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	857	871,566
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,206	1,205,770
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,221,792
Citigroup Commercial Mortgage Trust Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	3,195	3,223,988
Ser. 2007-C6, Class A3(a)	Aaa	5.697%	12/10/49	4,850	5,144,754
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	56	56,033
Ser. 2006-CD2, Class AAB(a)	Aaa	5.374%	01/15/46	2,488	2,569,505
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,675,075
Commercial Mortgage Pass-Through Certificates Ser. 2006-C7, Class A3(a)	AAA(c)	5.689%	06/10/46	2,703	2,752,525
Ser. 2006-C7, Class A4(a)	AAA(c)	5.751%	06/10/46	4,000	4,416,992
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	4,325	4,337,328
Credit Suisse Mortgage Capital Certificates Ser. 2006-C1, Class A4(a)	AAA(c)	5.419%	02/15/39	4,400	4,869,432
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	107	106,906
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	2,133	2,130,879
Ser. 2007-C4, Class A2(a)	Aaa	5.795%	09/15/39	416	417,573
Ser. 2007-C4, Class A3(a)	Aaa	5.795%	09/15/39	10,550	10,994,123
DBUBS Mortgage Trust Ser. 2011-LC2A, Class A1, 144A	Aaa	3.527%	07/10/44	5,579	5,785,809
Ser. 2011-LC3A, Class A2	Aaa	3.642%	08/10/44	3,800	4,003,087
GE Capital Commercial Mortgage Corp. Ser. 2006-C1, Class A4(a)	AAA(c)	5.330%	03/10/44	6,700	7,356,030
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	9,765	9,787,958
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4(a)	AAA(c)	5.238%	11/10/45	1,280	1,378,016
Greenwich Capital Commercial Funding Corp. Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	115	115,307
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	7,244	7,275,924
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,246,347
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,891	3,913,061
GS Mortgage Securities Corp. II Ser. 2006-GG6, Class A4(a)	AA-(c)	5.553%	04/10/38	6,700	7,284,475
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	1,274	1,277,818
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,605	6,713,395
JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,914,682
Ser. 2005-LDP5, Class A4(a)	Aaa	5.206%	12/15/44	3,350	3,705,770

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	$5,000	$5,437,410
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	1,640	1,804,074
Ser. 2006-LDP7, Class A2(a)	Aaa	5.861%	04/15/45	251	252,091
Ser. 2007-LD11, Class A2(a)	Aaa	5.802%	06/15/49	10,543	10,659,982
Ser. 2007-LD12, Class A3(a)	Aaa	5.986%	02/15/51	9,200	9,788,313
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,150	4,386,349
LB-UBS Commercial Mortgage Trust Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,457,447
Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,218,014
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	2	1,738
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	6,766	7,103,436
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	1,187	1,189,290
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	3,075	3,076,748
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,358	3,397,749
Merrill Lynch Mortgage Trust Ser. 2006-C1, Class A4(a)	AAA(c)	5.666%	05/12/39	7,920	8,831,980
Ser. 2007-C1, Class A3(a)	A+(c)	5.834%	06/12/50	690	719,083
Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-1, Class A4(a)	AAA(c)	5.430%	02/12/39	3,000	3,300,468
Ser. 2006-2, Class A4(a)	Aaa	5.906%	06/12/46	2,625	2,929,944
Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	1,987	2,088,330
Ser. 2006-4, Class A2(a)	Aaa	5.112%	12/12/49	1,893	1,891,657
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	120	120,424
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	4,426	4,489,940
Morgan Stanley Capital I Ser. 2006-HQ8, Class A4(a)	Aaa	5.417%	03/12/44	10,000	10,952,050
Ser. 2006-HQ10, Class A4	Aaa	5.328%	11/12/41	2,500	2,729,840
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,766,434
Ser. 2006-T23, Class A3(a)	AAA(c)	5.811%	08/12/41	1,318	1,350,959
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	6,100	6,480,054
Wachovia Bank Commercial Mortgage Trust Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	709	717,282
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,300,111
Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	7,838	8,538,772
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,261,451
Ser. 2006-C25, Class A4(a)	Aaa	5.737%	05/15/43	6,000	6,640,494
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	359	359,375
Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	3,300	3,479,428
Ser. 2007-C33, Class A2(a)	Aaa	5.854%	02/15/51	4,545	4,584,088
Ser. 2007-C33, Class A3(a)	Aaa	5.899%	02/15/51	4,564	4,837,584
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,559	3,607,483

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $258,218,705)					278,663,333

CORPORATE BONDS — 44.7%
Aerospace & Defense — 0.2%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	8.500%	07/01/18	1,480	1,620,600
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	691,635
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	1,420	1,455,500

					3,767,735

Airlines — 0.4%
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	2	2,446
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	394	384,526
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa1	5.983%	04/19/22	1,720	1,790,377

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Airlines (continued)
Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	4.750%	01/12/21	$560	$568,400
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,403	1,464,323
Delta Air Lines 2010-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 2A(d)	Baa2	4.950%	05/23/19	767	776,932
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300%	04/15/19	850	858,500
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa2	6.636%	07/02/22	1,041	1,040,949

					6,886,453

Automotive — 0.2%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	09/15/20	825	876,661
Delphi Corp., Gtd. Notes, 144A(d)	Ba3	5.875%	05/15/19	1,400	1,428,000
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	712,523

					3,017,184

Banking — 8.5%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Gtd. Notes., 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,513,125
American Express Co., Sr. Unsec’d. Notes(e)	A3	8.125%	05/20/19	2,785	3,600,646
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	3,570	3,587,493
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(d)	Ba3	8.000%	12/29/49	3,500	3,134,040
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%	05/13/21	860	783,318
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17	4,590	4,482,723
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	1,340	1,240,731
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	790	712,510
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,610	1,784,883
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,846,453
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	2,380	2,469,250
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	728,372
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.500%	01/14/22	1,000	962,023
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,187,824
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	2,500	2,660,892
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	4,120	5,044,248
Citigroup, Inc., Unsec’d. Notes(d)	A3	8.500%	05/22/19	1,375	1,618,493
Countrywide Financial Corp., Gtd. Notes, MTN(b)(d)	Baa1	5.800%	06/07/12	3,670	3,677,722
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,191,073
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,097,767
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	2,195	2,153,359
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	2,055	2,004,735
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.000%	06/15/20	2,420	2,478,956
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,398,480
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,340,171
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	409,426
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,136,145
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,005,354
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	09/15/37	1,625	1,604,023
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,650	2,744,727
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	260	294,666
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba2	7.250%	08/29/49	2,380	2,070,600
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	Baa2	4.750%	11/25/16	4,000	3,800,564
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(d)	Baa1	7.900%	04/29/49	6,130	6,526,550
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	Aa3	3.150%	07/05/16	4,245	4,264,866
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	Aa3	4.250%	10/15/20	600	604,214
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	Aa3	4.400%	07/22/20	5,100	5,208,202
KeyCorp, Sr. Unsec’d. Notes, MTN	Baa1	5.100%	03/24/21	1,155	1,199,421

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Banking (continued)
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49		$1,590	$1,472,003
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A1	5.800%	01/13/20		2,650	2,515,852
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(d)	Baa1	6.050%	08/15/12		1,500	1,521,662
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.500%	07/28/21		1,650	1,525,648
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19		2,635	2,440,218
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21		1,920	1,790,987
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17		4,035	3,884,753
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16		2,325	2,366,792
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	A2	3.400%	08/23/13		1,720	1,673,322
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	A3	6.400%	10/21/19		1,525	1,427,687
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16		525	504,162
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.125%	10/04/16		2,200	2,215,059
State Street Corp., Jr. Sub. Debs.	Baa1	4.956%	03/15/18		3,025	3,144,249
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	6.250%	04/20/21		1,225	1,166,812
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16		4,120	4,255,190
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39		1,975	2,006,521
Wells Fargo & Co., Sr. Unsec’d. Notes(d)	A2	3.676%	06/15/16		7,240	7,565,786

						133,044,748

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18		2,740	726,100

Building Materials & Construction — 0.7%
Country Garden Holdings Co. Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Ba3	11.750%	09/10/14		500	482,500
Country Garden Holdings Co. Ltd. (Cayman Islands), Sr. Unsec’d. Notes, Reg.-S	Ba3	11.750%	09/10/14		3,650	3,522,250
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13		2,600	2,706,943
Toll Brothers Finance Corp., Gtd. Notes(d)	Ba1	5.150%	05/15/15		4,695	4,849,987

						11,561,680

Cable — 2.8%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17		2,300	2,438,000
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12		11,930	12,168,600
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	Ba3	6.750%	11/15/21		2,225	2,341,813
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14		3,025	3,346,406
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19		1,610	1,855,525
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16		2,825	2,912,360
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15		275	286,239
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14		2,800	3,024,462
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14		1,000	1,067,500
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13		2,000	2,135,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, Reg.-S	B1	8.875%	12/01/18	EUR	800	911,150
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26		750	993,315
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18		5,520	6,556,187
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14		1,115	1,256,779
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18		1,996	2,198,095

						43,491,431

Capital Goods — 1.1%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13		1,000	1,062,500
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba3	7.625%	08/15/16		1,350	1,434,375

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Capital Goods (continued)
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	$350	$398,243
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	3,175	2,794,000
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	6,361,959
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,657,871
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	1,960	2,077,122

					16,786,070

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	558,158
Ashland, Inc., Gtd. Notes	Baa3	9.125%	06/01/17	750	836,250
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	785	898,825
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	834,541
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,318,177
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	1,252	1,881,883
Ecolab, Inc., Sr. Unsec’d. Notes(d)	Baa1	5.500%	12/08/41	525	581,775
Lyondell Chemical Co., Sec’d. Notes	Ba2	11.000%	05/01/18	900	983,250
Lyondell Chemical Co., Sr. Sec’d. Notes	Ba2	8.000%	11/01/17	605	660,962
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	6.500%	01/15/12	1,440	1,440,443
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	350	405,352
Rockwood Specialties Group, Inc., Gtd. Notes	B1	7.500%	11/15/14	5,175	5,239,687
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23	3,058	3,668,264

					20,307,567

Consumer — 0.5%
Realogy Corp., Gtd. Notes	Caa3	12.000%	04/15/17	2	1,393
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	5,783	6,317,927
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	1,200	1,246,560

					7,565,880

Electric — 2.0%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16	775	887,375
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,052,207
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba1	8.500%	04/22/15	1,275	1,377,000
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa3	6.000%	02/02/18	600	504,710
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,745,558
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	625	682,826
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A3	6.000%	10/07/39	3,200	2,575,507
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	3,700	4,043,271
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	538,739
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,216,323
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	2,315,135
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	06/15/12	750	766,958
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	1,150	1,222,760
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	1,178	1,201,108
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes (original cost $1,563,824; purchased 09/30/09)(b)(g)	Ba3	10.875%	06/01/16	1,600	1,696,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	1,460	1,775,504
Star Energy Geothermal Wayang Windu Ltd., Reg.-S (Virgin Islands (US)), Sr. Sec’d. Notes	B2	11.500%	02/12/15	800	860,000
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,258,578
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,208,334

					30,927,893

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Energy – Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	$870	$958,193
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,510	1,619,571

					2,577,764

Energy – Other — 1.4%
Alliance Oil Co. Ltd. (Bermuda), Gtd. Notes, 144A(d)	B+(c)	9.875%	03/11/15	1,685	1,706,063
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	2,515	2,915,222
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	445	507,345
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(d)	Ba1	6.950%	06/15/19	250	298,455
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	2,777	3,013,431
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	1,000	1,090,000
Nabors Industries, Inc., Gtd. Notes, 144A	Baa2	4.625%	09/15/21	1,650	1,675,913
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	1,000	1,030,000
Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A	Baa3	5.326%	02/03/16	5,175	5,213,812
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,979,208
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20	1,000	1,022,500
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	275	305,478
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,210,642

					21,968,069

Foods — 2.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	6.875%	11/15/19	2,200	2,762,773
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	1,640	2,124,061
ARAMARK Corp., Gtd. Notes	B3	5.000%	06/01/12	1,000	1,005,000
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	5,369	5,503,225
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	1,185	1,220,550
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,022,500
Dole Food Co., Inc., Sec’d. Notes	B2	13.875%	03/15/14	2,600	3,003,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	1,500	1,623,750
J.M. Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	775	792,862
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	1,330	1,240,225
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	12/01/21	875	896,317
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	4,715	5,481,187
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,257,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.500%	05/15/12	650	658,125
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500%	11/15/14	2,415	2,457,263
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	1,000	1,097,500
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.000%	07/15/16	2,750	3,025,000

					36,171,088

Gaming — 0.8%
Ameristar Casinos, Inc., Gtd. Notes(d)	B3	7.500%	04/15/21	1,550	1,596,500
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.500%	10/15/15	1,710	1,598,850
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba2	10.375%	05/15/14	1,115	1,273,887
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	3,875	4,601,563
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625%	08/01/17	2,500	2,643,750
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,087,500; purchased 06/22/11)(b)(g)	B1	11.375%	07/15/16	1,000	1,030,000

					12,744,550

Healthcare & Pharmaceutical — 1.0%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,920	3,027,117
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(d)	B3	12.375%	11/01/14	1,650	1,513,875
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	3,750	3,795,465
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	825	913,409
HCA, Inc., Gtd. Notes(d)	B3	8.000%	10/01/18	2,250	2,379,375
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,000	1,018,750
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	333,600
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	2,030	2,215,238

					15,196,829

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	$1,900	$2,375,764
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	761,153
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,327,736
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	793,517
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	4,025	4,406,554
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	2,610	3,069,853
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	966,594
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	250,347
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.875%	02/15/38	2,000	2,682,126

					17,633,644

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	430,775
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,793,196
American International Group, Inc., Sr. Unsec’d. Notes(d)	Baa1	4.250%	05/15/13	1,820	1,817,508
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	304,992
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	3,618,655
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	950	958,768
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,122,295
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,522,287
Chubb Corp. (The), Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,752,813
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,367,751
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	1,004,134
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	291,375
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,430,129
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,538,694
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,755,310
MetLife, Inc., Sr. Unsec’d. Notes(d)	A3	7.717%	02/15/19	2,000	2,507,892
Northwestern Mutual Life Insurance, Notes, 144A(d)	Aa2	6.063%	03/30/40	500	600,216
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	924,364
Progressive Corp. (The), Jr. Sub. Notes(a)	A2	6.700%	06/15/37	1,015	1,025,150
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,310	2,964,659
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	500	514,836
Willis Group Holdings PLC (Ireland), Gtd. Notes(d)	Baa3	4.125%	03/15/16	1,280	1,300,015
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	6,834,097
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	1,471,100
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	148,052

					42,999,063

Lodging — 0.8%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	3,938	4,312,110
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	4,715	4,797,513
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	1,011,850
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	5.750%	02/01/18	2,150	2,276,035

					12,397,508

Media & Entertainment — 2.9%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	235,233
CBS Corp., Gtd. Notes	Baa2	8.200%	05/15/14	4,800	5,442,254
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,105,500
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	265,234
Intelsat Jackson Holdings SA (Bermuda), Gtd. Notes	Caa2	11.250%	06/15/16	2,000	2,101,250
Liberty Interactive LLC, Sr. Unsec’d. Notes	B3	5.700%	05/15/13	800	825,000
LIN Television Corp., Gtd. Notes(d)	Caa1	6.500%	05/15/13	1,249	1,250,561
LIN Television Corp., Gtd. Notes, Ser. B	Caa1	6.500%	05/15/13	1,840	1,842,300
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	1,350	1,424,717
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	502,832

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Media & Entertainment (continued)
News America, Inc., Gtd. Notes(d)	Baa1	6.150%	02/15/41		$1,430	$1,648,205
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39		65	75,138
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28		1,415	1,709,010
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16		2,800	3,206,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14		1,400	1,608,250
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	4.950%	04/01/14		7,000	6,842,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	8.600%	08/15/16		4,750	4,755,938
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28		2,153	2,600,423
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17		1,440	1,725,447
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14		860	921,274
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37		1,820	2,258,604
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13		2,000	2,089,498

						44,435,168

Metals — 2.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18		1,585	1,565,286
Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, Reg.-S	Ba3	10.750%	10/06/17		2,660	2,660,000
Century Aluminum Co., Sec’d. Notes	B(c)	8.000%	05/15/14		2,100	2,094,750
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17		2,095	2,225,938
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16		2,025	2,161,687
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15		7,450	7,738,688
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39		2,025	2,397,624
Novelis, Inc. (Canada), Gtd. Notes(d)	B2	8.375%	12/15/17		3,525	3,745,313
Peabody Energy Corp., Sr. Unsec’d. Notes, 144A	Ba1	6.000%	11/15/18		4,075	4,156,500
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12		1,590	1,655,587
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16		287	330,050
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36		690	785,600
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes(d)	Baa2	6.875%	11/10/39		1,400	1,603,560
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		1,825	1,834,320

						34,954,903

Non-Captive Finance — 2.4%
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN, Reg.-S(a)	Baa2	2.257%	02/15/12		139	138,926
CIT Group, Inc., Sec’d. Notes, 144A(d)	B2	7.000%	05/04/15		350	350,438
CIT Group, Inc., Sec’d. Notes, 144A(d)	B2	7.000%	05/02/17		3,475	3,470,656
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12		1,500	1,530,287
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38		1,675	1,774,808
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19		6,315	7,253,586
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21		1,185	1,266,708
HSBC Finance Corp., Sr. Sub. Notes	Baa1	6.676%	01/15/21		295	305,147
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%	09/01/14		2,875	2,939,687
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16		1,125	1,043,485
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.250%	05/15/19		1,400	1,293,306
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.951%	09/29/36		6,100	5,206,216
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa1	1.078%	07/03/33		2,374	1,305,950
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16		1,385	1,346,883
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14		4,150	4,093,145
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18		3,200	3,296,000
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17		2,000	1,440,000

						38,055,228

Packaging — 0.7%
Greif Luxembourg Finance SCA (Luxembourg), 144A	Ba2	7.375%	07/15/21	EUR	1,470	1,850,223
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19		1,815	1,960,200

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Packaging (continued)
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625%	07/15/13	$6,600	$6,859,123

					10,669,546

Paper — 1.0%
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	6.000%	11/15/41	675	732,789
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,000	1,216,484
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,683,990
MeadWestvaco Corp., Sr. Unsec’d. Notes(d)	Ba1	7.375%	09/01/19	4,400	5,111,511
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,000	1,060,000
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes(d)	Ba2	11.500%	07/01/14	3,863	3,940,260

					14,745,034

Pipelines & Other — 0.8%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	1,065	1,043,270
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A(d)	Baa3	6.000%	05/13/21	4,750	4,289,293
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,810,042
Mega Advance Investments Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Baa1	5.000%	05/12/21	1,250	1,271,136
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,489,799
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,653,787

					12,557,327

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	4.163%	07/15/22	1,268	1,376,250

Real Estate Investment Trusts — 1.1%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,151,143
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,328,952
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	8	8,883
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	3,500	3,507,873
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	100	102,143
Simon Property Group LP, Sr. Unsec’d. Notes	A3	4.200%	02/01/15	765	811,224
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750%	05/15/14	980	1,079,218
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,313,000
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15	4,000	4,251,648

					17,554,084

Retailers — 1.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,433,766
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	1,800	1,812,343
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	7,800	8,030,482
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	2,565	2,766,994
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(d)	Aa2	5.625%	04/15/41	1,190	1,537,957

					16,581,542

Technology — 1.5%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	1,530	1,587,375
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14	2,475	2,651,888
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	600	600,772
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	199,759
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	545	554,915
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(c)	10.000%	07/15/13	1,789	1,936,593
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20	2,875	2,954,062
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,794	3,160,713
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20	1,700	1,746,750
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.250%	08/15/15	2,610	2,704,613
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	2,000	2,130,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,107,992

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Technology (continued)
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12		$870	$884,425

						23,219,857

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40		795	945,221
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31		103	145,494
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40		483	543,327
AT&T, Inc., Sr. Unsec’d. Notes(e)	A2	5.550%	08/15/41		2,410	2,837,575
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39		1,990	2,531,357
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30		328	462,250
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17		3,000	3,232,500
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		2,960	3,995,112
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	12.000%	04/01/14		1,910	2,139,200
Embarq Corp., Sr. Unsec’d. Notes (original cost $5,906,280; purchased 05/04/11-05/11/11)(b)(g)	Baa3	7.082%	06/01/16		5,225	5,663,618
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(g)	Baa3	7.995%	06/01/36		1,250	1,295,235
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875%	09/01/18		775	785,656
Nextel Communications, Inc., Gtd. Notes, Ser. E(d)	B1	6.875%	10/31/13		2,845	2,830,775
Qwest Corp., Sr. Unsec’d. Notes(a)(d)	Baa3	3.796%	06/15/13		3,750	3,760,549
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.375%	05/01/16		1,100	1,259,910
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20		1,090	1,023,857
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36		5	4,875
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21		1,500	1,284,375
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A	B3	11.750%	07/15/17	EUR	450	479,033

						35,219,919

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38		3,715	5,650,448
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16		515	520,914
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19		895	1,066,122

						7,237,484

TOTAL CORPORATE BONDS (cost $668,183,849)						696,377,598

FOREIGN AGENCIES — 2.2%
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125%	09/09/15		2,000	2,050,524
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16		1,950	1,952,437
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19		2,055	2,443,189
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19		3,440	4,089,816
Gazprom International SA For Gazprom (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20		663	700,808
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa3	5.500%	03/01/22		3,625	3,625,000
Kazmunaygas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN(d)	Baa3	8.375%	07/02/13		1,200	1,257,000
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes(d)	A1	3.875%	05/04/17		1,475	1,456,539
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN	A1	4.500%	03/23/15		1,785	1,850,501
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	3.250%	09/20/16		2,250	2,212,434

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

FOREIGN AGENCIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	4.625%	11/16/21	$600	$595,373
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.750%	07/13/21	1,650	1,672,326
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	2,730	2,944,906
NAK Naftogaz Ukraine (Ukraine), Gtd. Notes	NR	9.500%	09/30/14	3,765	3,529,688
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500%	02/08/17	1,575	1,529,224
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	1,735	1,357,638
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21	1,295	1,304,712

TOTAL FOREIGN AGENCIES (cost $34,210,380)					34,572,115

MORTGAGE-BACKED SECURITIES — 7.2%
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	8,000	8,476,250
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	401	433,899
Federal Home Loan Mortgage Corp.		5.500%	10/01/33-06/01/34	2,741	3,031,261
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	13,000	14,105,000
Federal Home Loan Mortgage Corp.		6.000%	11/01/33-06/01/34	2,733	3,042,763
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	1,500	1,647,188
Federal Home Loan Mortgage Corp.		6.500%	07/01/32-09/01/32	1,540	1,761,405
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	170	194,803
Federal National Mortgage Association		4.000%	05/01/19	265	282,407
Federal National Mortgage Association		4.500%	12/01/18-02/01/35	2,171	2,337,230
Federal National Mortgage Association		5.500%	03/01/17-09/01/34	7,374	8,079,722
Federal National Mortgage Association		5.500%	TBA 30 YR	7,500	8,166,796
Federal National Mortgage Association		6.000%	09/01/17-11/01/36	5,465	6,079,874
Federal National Mortgage Association		6.000%	TBA 30 YR	12,000	13,213,126
Federal National Mortgage Association		6.500%	12/01/14-11/01/33	3,440	3,890,837
Federal National Mortgage Association		7.000%	05/01/32-06/01/32	244	283,160
Government National Mortgage Association		4.500%	TBA 30 YR	1,000	1,089,531
Government National Mortgage Association		4.500%	TBA 30 YR	19,000	20,647,654
Government National Mortgage Association		5.500%	01/15/33-07/15/35	5,133	5,820,598
Government National Mortgage Association		6.000%	12/15/32-11/15/34	4,214	4,800,403
Government National Mortgage Association		6.500%	09/15/32-11/15/33	3,316	3,838,243
Government National Mortgage Association		7.500%	10/15/25-02/15/26	78	90,923

TOTAL MORTGAGE-BACKED SECURITIES (cost $107,105,186)					111,313,073

MUNICIPAL BONDS — 1.2%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50	1,125	1,467,000
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,380	1,687,643
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,649,615
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41	1,175	1,614,427
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	2,923,853
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	797,130
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	450	508,613
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	615	752,483
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	800	909,456
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	1,000	1,299,420

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

MUNICIPAL BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39		$2,280	$2,716,506
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40		725	896,847
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26		425	494,764
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43		1,400	1,608,418

TOTAL MUNICIPAL BONDS (cost $15,530,646)						19,326,175

SOVEREIGNS — 2.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	NR	7.820%	12/31/33	EUR	4,437	3,503,083
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Ba1	4.875%	05/05/21		1,600	1,712,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Ba1	7.250%	04/20/15		1,600	1,812,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Ba1	10.375%	05/04/14		1,400	1,636,250
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%	04/18/20	EUR	1,850	1,833,144
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR	620	810,458
Mexican Bonos (Mexico), Bonds, Ser. M 30	Baa1	10.000%	11/20/36	MXN	567	5,036,070
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa3	3.350%	05/31/18		1,285	1,054,816
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, Ser. 3BR	A2	1.000%	06/20/12	JPY	500,000	6,449,026
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20		815	894,462
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	6.400%	01/20/40		1,090	1,280,750
Republic of Ghana (Ghana), Unsec’d. Notes, 144A(d)	B(c)	8.500%	10/04/17		2,000	2,190,000
South Africa Government Bond (South Africa), Ser. R213	A3	7.000%	02/28/31	ZAR	69,870	7,155,301
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	B2	9.250%	09/15/27		3,180	2,297,550

TOTAL SOVEREIGNS (cost $39,495,406)						37,664,910

U.S. GOVERNMENT TREASURY SECURITIES — 2.2%
U.S. Treasury Bonds(d)		3.750%	08/15/41		2,295	2,699,136
U.S. Treasury Bonds		6.500%	11/15/26		18,920	28,705,197
U.S. Treasury Notes		0.500%	10/15/14		1,500	1,506,211
U.S. Treasury Notes		2.000%	11/15/21		1,950	1,972,242

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $34,246,467)						34,882,786

				Shares
PREFERRED STOCK — 0.1%
Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)					45,000	1,172,700

TOTAL LONG-TERM INVESTMENTS (cost $1,375,375,084)						1,426,660,216

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

SHORT-TERM INVESTMENTS — 17.8%	Shares	Value (Note 2)
AFFILATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (Note 4)(j) (cost $165,711,329)	16,762,945	$148,519,695
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (Note 4)(j)(k) (cost $128,742,241; includes $87,137,730 of cash collateral received for securities on loan)	128,742,241	128,742,241

TOTAL SHORT-TERM INVESTMENTS (cost $294,453,570)		277,261,936

TOTAL INVESTMENTS — 109.4% (cost $1,669,828,654)		1,703,922,152
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (9.4)%		(147,022,963)

NET ASSETS — 100.0%		$1,556,899,189

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
BTP	Buoni del Tesoro Poliennali — Long Term Treasury Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Lei
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Rate
LIBOR	London Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

†	The ratings reflected are as of December 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2011.

(b)	Indicates a security that has been deemed illiquid.

(c)	Standard & Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,497,038; cash collateral of $87,137,730 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $9,861,404. The aggregate value of $9,684,853 is approximately 0.6% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield at December 31, 2011.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
925	2 Year U.S. Treasury Notes	Mar. 2012	$204,078,543	$204,005,859	$(72,684)
879	5 Year U.S. Treasury Notes	Mar. 2012	107,751,108	108,343,617	592,509
64	10 Year Euro-BTP	Mar. 2012	7,821,277	7,588,222	(233,055)
24	10 Year Euro-Bund	Mar. 2012	4,157,530	4,318,850	161,320
246	U.S. Ultra Bond	Mar. 2012	38,594,115	39,406,125	812,010
411	U.S. Long Bond	Mar. 2012	58,139,085	59,517,938	1,378,853

					2,638,953

Short Position:
108	10 Year U.S. Treasury Notes	Mar. 2012	14,161,367	14,161,500	(133)

					$2,638,820

Forward currency contracts outstanding at December 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 01/19/12	Citibank NA	AUD	9,222	$9,278,004	$9,409,806	$131,802
Australian Dollar expiring 01/19/12	Citibank NA	AUD	802	814,300	817,857	3,557
Australian Dollar expiring 01/19/12	Goldman Sachs Group LP	AUD	3,881	3,871,000	3,960,006	89,006
Australian Dollar expiring 01/19/12	Goldman Sachs Group LP	AUD	3,841	3,885,100	3,919,255	34,155
Australian Dollar expiring 01/19/12	JPMorgan Chase & Co.	AUD	158	155,000	161,483	6,483
Australian Dollar expiring 01/19/12	Morgan Stanley	AUD	4,657	4,632,300	4,752,007	119,707
Australian Dollar expiring 01/19/12	Morgan Stanley	AUD	3,883	3,885,300	3,962,055	76,755
Australian Dollar expiring 01/19/12	Morgan Stanley	AUD	2,262	2,316,000	2,308,512	(7,488)
Australian Dollar expiring 01/19/12	UBS AG	AUD	4,679	4,632,300	4,774,770	142,470
Australian Dollar expiring 01/20/12	Citibank NA	AUD	311	309,800	317,633	7,833
Australian Dollar expiring 01/20/12	Morgan Stanley	AUD	3,095	3,107,400	3,157,317	49,917
Brazilian Real expiring 01/19/12	Citibank NA	BRL	8,681	4,632,300	4,631,294	(1,006)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	7,258	3,872,200	3,872,392	192
Brazilian Real expiring 01/19/12	Citibank NA	BRL	5,782	3,102,600	3,084,546	(18,054)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	5,644	3,064,800	3,010,994	(53,806)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	5,498	3,134,700	2,933,335	(201,365)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	5,440	3,065,100	2,902,382	(162,718)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	4,314	$2,330,600	$2,301,496	$(29,104)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	4,212	2,316,000	2,246,922	(69,078)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	4,186	2,317,300	2,233,347	(83,953)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,937	1,547,000	1,566,884	19,884
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,922	1,560,500	1,558,912	(1,588)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,881	1,537,300	1,536,966	(334)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,874	1,537,300	1,533,275	(4,025)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,859	1,552,700	1,525,027	(27,673)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,842	1,532,400	1,516,125	(16,275)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,839	1,542,600	1,514,695	(27,905)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,719	1,539,900	1,450,428	(89,472)
Brazilian Real expiring 01/19/12	Morgan Stanley	BRL	5,336	3,107,900	2,846,576	(261,324)
Canadian Dollar expiring 01/18/12	Citibank NA	CAD	3,273	3,200,400	3,211,174	10,774
Canadian Dollar expiring 01/18/12	Citibank NA	CAD	3,188	3,091,600	3,128,299	36,699
Canadian Dollar expiring 01/18/12	Citibank NA	CAD	1,583	1,547,000	1,553,180	6,180
Canadian Dollar expiring 01/18/12	JPMorgan Chase & Co.	CAD	2,353	2,317,300	2,308,290	(9,010)
Canadian Dollar expiring 01/18/12	Morgan Stanley	CAD	6,315	6,160,651	6,196,128	35,477
Canadian Dollar expiring 01/18/12	Morgan Stanley	CAD	4,783	4,632,300	4,692,805	60,505
Canadian Dollar expiring 01/18/12	Morgan Stanley	CAD	2,457	2,366,500	2,411,152	44,652
Canadian Dollar expiring 01/18/12	UBS AG	CAD	3,903	3,843,200	3,829,109	(14,091)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	2,404,986	4,632,100	4,622,985	(9,115)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	1,584,700	3,092,400	3,046,190	(46,210)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	1,214,121	2,298,600	2,333,843	35,243
Chilean Peso expiring 01/09/12	Citibank NA	CLP	1,198,932	2,317,000	2,304,646	(12,354)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	1,190,465	2,327,400	2,288,372	(39,028)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	1,182,503	2,298,800	2,273,066	(25,734)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	1,179,191	2,323,300	2,266,700	(56,600)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	823,070	1,537,300	1,582,147	44,847
Chilean Peso expiring 01/09/12	Citibank NA	CLP	814,769	1,537,300	1,566,190	28,890
Chilean Peso expiring 01/09/12	Citibank NA	CLP	810,180	1,532,400	1,557,368	24,968
Chilean Peso expiring 01/09/12	Citibank NA	CLP	792,639	1,533,300	1,523,651	(9,649)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	771,875	1,539,900	1,483,736	(56,164)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	49,235	7,782,400	7,800,350	17,950
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	100,235	15,790,000	15,880,203	90,203
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	98,787	15,496,000	15,650,809	154,809
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,658	3,895,900	3,906,614	10,714
Chinese Yuan Renminbi expiring 10/29/12	Morgan Stanley	CNY	14,861	2,351,100	2,352,652	1,552
Colombian Peso expiring 03/06/12	Citibank NA	COP	8,988,214	4,633,100	4,648,201	15,101
Colombian Peso expiring 03/06/12	Citibank NA	COP	7,482,062	3,871,000	3,869,304	(1,696)
Czech Koruna expiring 01/20/12	Citibank NA	CZK	44,350	2,358,331	2,245,071	(113,260)
Czech Koruna expiring 01/20/12	Citibank NA	CZK	44,078	2,331,400	2,231,337	(100,063)
Czech Koruna expiring 01/20/12	Citibank NA	CZK	43,665	2,331,200	2,210,400	(120,800)
Czech Koruna expiring 01/20/12	Goldman Sachs Group LP	CZK	59,145	3,088,200	2,994,037	(94,163)
Czech Koruna expiring 01/20/12	JPMorgan Chase & Co.	CZK	88,896	4,632,300	4,500,119	(132,181)
Czech Koruna expiring 01/20/12	JPMorgan Chase & Co.	CZK	59,956	3,097,800	3,035,108	(62,692)
Czech Koruna expiring 01/20/12	UBS AG	CZK	86,501	4,632,100	4,378,889	(253,211)
Euro expiring 01/23/12	Morgan Stanley	EUR	116	154,400	149,528	(4,872)
Euro expiring 01/23/12	UBS AG	EUR	2,319	3,099,400	3,001,841	(97,559)
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	1,036,868	4,634,500	4,251,206	(383,294)
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	712,426	3,107,400	2,920,977	(186,423)
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	536,116	2,331,400	2,198,098	(133,302)
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	529,225	2,328,000	2,169,845	(158,155)
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	526,451	2,331,200	2,158,472	(172,728)
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	526,356	2,316,000	2,158,083	(157,917)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	351,169	$1,544,800	$1,439,810	$ (104,990)
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	346,546	1,550,600	1,420,854	(129,746)
Indian Rupee expiring 03/05/12	UBS AG	INR	240,299	4,634,500	4,466,777	(167,723)
Indonesian Rupiah expiring 01/19/12	UBS AG	IDR	41,664,155	4,634,500	4,585,599	(48,901)
Indonesian Rupiah expiring 01/19/12	UBS AG	IDR	21,132,792	2,327,400	2,325,896	(1,504)
Indonesian Rupiah expiring 01/19/12	UBS AG	IDR	21,052,671	2,317,300	2,317,078	(222)
Indonesian Rupiah expiring 01/20/12	UBS AG	IDR	25,434,020	2,821,300	2,798,988	(22,312)
Malaysian Ringgit expiring 03/01/12	UBS AG	MYR	14,759	4,637,500	4,639,116	1,616
Malaysian Ringgit expiring 03/01/12	UBS AG	MYR	9,719	3,088,000	3,055,103	(32,897)
Malaysian Ringgit expiring 03/01/12	UBS AG	MYR	9,667	3,088,000	3,038,602	(49,398)
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	65,222	4,632,300	4,666,224	33,924
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	62,740	4,634,500	4,488,641	(145,859)
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	50,940	3,731,506	3,644,426	(87,080)
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	31,678	2,335,500	2,266,380	(69,120)
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	21,339	1,545,800	1,526,647	(19,153)
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	2,974	214,987	212,757	(2,230)
Mexican Nuevo Peso expiring 01/18/12	JPMorgan Chase & Co.	MXN	43,454	3,100,800	3,108,838	8,038
Mexican Nuevo Peso expiring 01/18/12	JPMorgan Chase & Co.	MXN	2,177	155,000	155,731	731
Mexican Nuevo Peso expiring 01/18/12	Morgan Stanley	MXN	42,038	3,091,600	3,007,578	(84,022)
New Taiwan Dollar expiring 03/02/12	UBS AG	TWD	92,794	3,088,000	3,068,283	(19,717)
New Zealand Dollar expiring 01/19/12	Citibank NA	NZD	6,101	4,637,500	4,742,306	104,806
New Zealand Dollar expiring 01/19/12	Citibank NA	NZD	5,141	3,872,200	3,995,688	123,488
New Zealand Dollar expiring 01/19/12	Citibank NA	NZD	4,020	3,094,600	3,125,052	30,452
New Zealand Dollar expiring 01/19/12	Citibank NA	NZD	2,972	2,316,000	2,310,487	(5,513)
New Zealand Dollar expiring 01/19/12	Goldman Sachs Group LP	NZD	6,146	4,632,300	4,777,390	145,090
New Zealand Dollar expiring 01/19/12	Goldman Sachs Group LP	NZD	1,052	814,300	818,034	3,734
New Zealand Dollar expiring 01/19/12	Morgan Stanley	NZD	3,449	2,639,052	2,680,991	41,939
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	36,242	6,183,300	6,055,435	(127,865)
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	23,089	3,871,000	3,857,867	(13,133)
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	22,431	3,885,300	3,747,866	(137,434)
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	18,211	3,099,400	3,042,841	(56,559)
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	14,034	2,329,600	2,344,774	15,174
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	13,492	2,328,000	2,254,227	(73,773)
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	4,877	814,300	814,859	559
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	926	154,900	154,691	(209)
Norwegian Krone expiring 01/20/12	Goldman Sachs Group LP	NOK	17,848	3,101,200	2,982,160	(119,040)
Norwegian Krone expiring 01/20/12	Goldman Sachs Group LP	NOK	8,949	1,552,400	1,495,222	(57,178)
Norwegian Krone expiring 01/20/12	Morgan Stanley	NOK	1,776	307,061	296,795	(10,266)
Norwegian Krone expiring 01/20/12	UBS AG	NOK	66,384	11,437,624	11,091,664	(345,960)
Peruvian Nuevo Sol expiring 01/13/12	Citibank NA	PEN	8,411	3,081,100	3,115,679	34,579
Peruvian Nuevo Sol expiring 01/13/12	Citibank NA	PEN	4,291	1,537,300	1,589,573	52,273
Philippine Peso expiring 01/06/12	Morgan Stanley	PHP	99,619	2,310,800	2,270,924	(39,876)
Philippine Peso expiring 01/06/12	UBS AG	PHP	133,340	3,088,000	3,039,640	(48,360)
Philippine Peso expiring 01/06/12	UBS AG	PHP	100,610	2,298,600	2,293,518	(5,082)
Philippine Peso expiring 01/06/12	UBS AG	PHP	100,092	2,299,900	2,281,708	(18,192)
Philippine Peso expiring 01/06/12	UBS AG	PHP	99,515	2,298,800	2,268,564	(30,236)
Philippine Peso expiring 01/06/12	UBS AG	PHP	67,349	1,537,300	1,535,303	(1,997)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	15,999	4,646,600	4,627,174	(19,426)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	15,719	4,632,300	4,546,226	(86,074)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	15,413	4,634,500	4,457,627	(176,873)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	15,328	4,655,800	4,433,301	(222,499)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	7,905	2,321,000	2,286,346	(34,654)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	7,821	2,317,200	2,261,895	(55,305)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	7,636	2,331,200	2,208,411	(122,789)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	5,166	1,544,800	1,494,005	(50,795)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	539	154,900	155,765	865
Polish Zloty expiring 01/20/12	JPMorgan Chase & Co.	PLN	7,734	2,317,300	2,236,708	(80,592)
Pound Sterling expiring 01/23/12	Citibank NA	GBP	2,458	3,885,300	3,817,058	(68,242)
Pound Sterling expiring 01/23/12	Goldman Sachs Group LP	GBP	1,485	2,327,400	2,305,035	(22,365)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Pound Sterling expiring 01/23/12	Morgan Stanley	GBP	2,972	$4,632,300	$4,614,747	$(17,553)
Romanian New Lei expiring 01/20/12	Citibank NA	RON	7,418	2,276,438	2,212,863	(63,575)
Russian Rouble expiring 02/06/12	Citibank NA	RUB	143,549	4,632,100	4,433,417	(198,683)
Russian Rouble expiring 02/06/12	Citibank NA	RUB	95,966	3,134,700	2,963,843	(170,857)
Russian Rouble expiring 02/06/12	Citibank NA	RUB	95,935	3,089,700	2,962,900	(126,800)
Russian Rouble expiring 02/06/12	UBS AG	RUB	73,158	2,321,000	2,259,438	(61,562)
Singapore Dollar expiring 01/19/12	Goldman Sachs Group LP	SGD	17,929	13,878,771	13,821,717	(57,054)
Singapore Dollar expiring 01/19/12	Goldman Sachs Group LP	SGD	6,002	4,637,500	4,627,284	(10,216)
Singapore Dollar expiring 01/19/12	Goldman Sachs Group LP	SGD	5,035	3,871,000	3,881,963	10,963
Singapore Dollar expiring 01/19/12	JPMorgan Chase & Co.	SGD	6,015	4,632,300	4,637,013	4,713
Singapore Dollar expiring 01/19/12	UBS AG	SGD	3,963	3,089,700	3,055,504	(34,196)
Singapore Dollar expiring 01/19/12	UBS AG	SGD	2,970	2,317,300	2,289,527	(27,773)
South African Rand expiring 01/30/12	Citibank NA	ZAR	25,411	3,094,600	3,131,012	36,412
South African Rand expiring 01/30/12	Goldman Sachs Group LP	ZAR	18,925	2,316,000	2,331,852	15,852
South African Rand expiring 01/30/12	JPMorgan Chase & Co.	ZAR	38,953	4,632,300	4,799,578	167,278
South African Rand expiring 01/30/12	JPMorgan Chase & Co.	ZAR	37,364	4,634,500	4,603,760	(30,740)
South African Rand expiring 01/30/12	JPMorgan Chase & Co.	ZAR	18,856	2,317,300	2,323,268	5,968
South African Rand expiring 01/30/12	UBS AG	ZAR	31,663	3,885,100	3,901,317	16,217
South Korean Won expiring 02/07/12	UBS AG	KRW	3,504,707	3,134,100	3,033,794	(100,306)
South Korean Won expiring 02/27/12	UBS AG	KRW	5,417,635	4,659,530	4,683,876	24,346
South Korean Won expiring 02/27/12	UBS AG	KRW	5,314,575	4,637,500	4,594,774	(42,726)
South Korean Won expiring 02/27/12	UBS AG	KRW	3,489,440	3,088,000	3,016,834	(71,166)
South Korean Won expiring 02/27/12	UBS AG	KRW	2,677,268	2,331,100	2,314,662	(16,438)
South Korean Won expiring 02/27/12	UBS AG	KRW	2,616,501	2,316,000	2,262,125	(53,875)
Swedish Krona expiring 01/20/12	Citibank NA	SEK	48,900	7,192,284	7,097,641	(94,643)
Swedish Krona expiring 01/20/12	Citibank NA	SEK	32,246	4,632,300	4,680,380	48,080
Swedish Krona expiring 01/20/12	Citibank NA	SEK	32,120	4,632,300	4,662,191	29,891
Swedish Krona expiring 01/20/12	Citibank NA	SEK	20,879	3,088,000	3,030,542	(57,458)
Swedish Krona expiring 01/20/12	Citibank NA	SEK	15,733	2,331,100	2,283,663	(47,437)
Swedish Krona expiring 01/20/12	Goldman Sachs Group LP	SEK	26,754	3,871,000	3,883,307	12,307
Thai Baht expiring 02/07/12	UBS AG	THB	120,607	3,917,600	3,812,079	(105,521)
Turkish Lira expiring 01/30/12	JPMorgan Chase & Co.	TRY	8,711	4,632,300	4,565,883	(66,417)
Turkish Lira expiring 01/30/12	JPMorgan Chase & Co.	TRY	4,282	2,316,000	2,244,278	(71,722)
Turkish Lira expiring 01/30/12	UBS AG	TRY	4,286	2,317,300	2,246,515	(70,785)

				$535,854,639	$530,006,156	$(5,848,483)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar expiring 01/19/12	Citibank NA	AUD	3,106	$3,108,400	$3,168,955	$(60,555)
Australian Dollar expiring 01/19/12	Morgan Stanley	AUD	7,972	7,891,300	8,134,727	(243,427)
Australian Dollar expiring 01/19/12	Morgan Stanley	AUD	7,842	7,736,500	8,001,788	(265,288)
Australian Dollar expiring 01/19/12	Morgan Stanley	AUD	6,260	6,217,100	6,388,101	(171,001)
Australian Dollar expiring 01/19/12	Morgan Stanley	AUD	3,975	3,880,000	4,055,931	(175,931)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	15,572	8,208,778	8,307,721	(98,943)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	8,678	4,787,600	4,629,477	158,123
Brazilian Real expiring 01/19/12	Citibank NA	BRL	6,863	3,724,800	3,661,394	63,406
Brazilian Real expiring 01/19/12	Citibank NA	BRL	4,272	2,187,910	2,279,064	(91,154)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	4,173	2,316,600	2,226,493	90,107
Brazilian Real expiring 01/19/12	Citibank NA	BRL	3,971	2,152,867	2,118,516	34,351
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,812	1,544,700	1,500,275	44,425
Brazilian Real expiring 01/19/12	UBS AG	BRL	7,288	3,872,700	3,888,387	(15,687)
Brazilian Real expiring 01/19/12	UBS AG	BRL	5,671	3,093,600	3,025,260	68,340
Brazilian Real expiring 01/19/12	UBS AG	BRL	4,348	2,313,900	2,319,570	(5,670)
Brazilian Real expiring 01/19/12	UBS AG	BRL	4,003	2,230,023	2,135,551	94,472
Canadian Dollar expiring 01/18/12	Citibank NA	CAD	4,813	4,647,200	4,722,227	(75,027)
Canadian Dollar expiring 01/18/12	Morgan Stanley	CAD	7,318	6,973,700	7,180,501	(206,801)
Canadian Dollar expiring 01/18/12	Morgan Stanley	CAD	4,798	4,662,800	4,707,993	(45,193)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	3,662,800	$7,162,300	$7,040,818	$121,482
Chilean Peso expiring 01/09/12	Citibank NA	CLP	3,595,451	6,893,781	6,911,357	(17,576)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	3,485,391	6,675,076	6,699,793	(24,717)
Chilean Peso expiring 01/09/12	Citibank NA	CLP	3,223,788	6,187,100	6,196,927	(9,827)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	67,431	10,630,850	10,683,159	(52,309)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	14,789	2,317,300	2,343,020	(25,720)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	67,442	10,630,850	10,684,844	(53,994)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,844	3,881,800	3,935,955	(54,155)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	19,758	3,142,200	3,130,281	11,919
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	14,634	2,331,500	2,318,408	13,092
Czech Koruna expiring 01/20/12	Goldman Sachs Group LP	CZK	79,464	4,189,400	4,022,659	166,741
Czech Koruna expiring 01/20/12	JPMorgan Chase & Co.	CZK	153,189	7,736,500	7,754,754	(18,254)
Czech Koruna expiring 01/20/12	JPMorgan Chase & Co.	CZK	134,233	6,973,700	6,795,162	178,538
Czech Koruna expiring 01/20/12	JPMorgan Chase & Co.	CZK	59,705	3,033,286	3,022,385	10,901
Euro expiring 01/23/12	Citibank NA	EUR	4,425	5,987,825	5,728,223	259,602
Euro expiring 01/23/12	Citibank NA	EUR	3,933	5,269,000	5,091,112	177,888
Euro expiring 01/23/12	Citibank NA	EUR	387	521,751	501,359	20,392
Euro expiring 01/23/12	Morgan Stanley	EUR	3,477	4,649,100	4,500,344	148,756
Euro expiring 01/23/12	Morgan Stanley	EUR	2,104	2,790,100	2,723,212	66,888
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	747,705	3,174,023	3,065,621	108,402
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	728,888	3,094,600	2,988,475	106,125
Hungarian Forint expiring 01/20/12	Citibank NA	HUF	544,586	2,324,600	2,232,828	91,772
Hungarian Forint expiring 01/20/12	Goldman Sachs Group LP	HUF	1,480,469	6,350,400	6,069,987	280,413
Hungarian Forint expiring 01/20/12	Goldman Sachs Group LP	HUF	532,432	2,325,600	2,182,995	142,605
Hungarian Forint expiring 01/20/12	JPMorgan Chase & Co.	HUF	531,077	2,325,600	2,177,438	148,162
Indian Rupee expiring 03/05/12	UBS AG	INR	240,299	4,454,102	4,466,777	(12,675)
Indonesian Rupiah expiring 01/20/12	UBS AG	IDR	25,434,020	2,752,600	2,798,989	(46,389)
Japanese Yen expiring 06/20/12	Barclays Bank PLC	JPY	500,000	6,456,287	6,521,063	(64,776)
Malaysian Ringgit expiring 03/01/12	UBS AG	MYR	9,456	2,939,900	2,972,343	(32,443)
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	97,319	6,962,900	6,962,572	328
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	52,338	3,724,800	3,744,418	(19,618)
Mexican Nuevo Peso expiring 01/18/12	Citibank NA	MXN	44,037	3,099,400	3,150,598	(51,198)
Mexican Nuevo Peso expiring 01/18/12	JPMorgan Chase & Co.	MXN	107,100	7,771,300	7,662,336	108,964
Mexican Nuevo Peso expiring 01/18/12	JPMorgan Chase & Co.	MXN	32,521	2,317,200	2,326,683	(9,483)
New Taiwan Dollar expiring 03/02/12	UBS AG	TWD	92,794	3,074,087	3,068,283	5,804
New Zealand Dollar expiring 01/19/12	Citibank NA	NZD	50	38,961	38,865	96
New Zealand Dollar expiring 01/19/12	Goldman Sachs Group LP	NZD	15,614	11,724,300	12,136,447	(412,147)
New Zealand Dollar expiring 01/19/12	Morgan Stanley	NZD	4,271	3,263,800	3,319,499	(55,699)
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	54,593	9,129,100	9,121,613	7,487
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	50,774	8,703,900	8,483,447	220,453
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	35,505	6,043,800	5,932,237	111,563
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	27,256	4,647,200	4,553,978	93,222
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	23,128	3,871,480	3,864,303	7,177
Norwegian Krone expiring 01/20/12	Citibank NA	NOK	18,094	3,108,400	3,023,190	85,210
Peruvian Nuevo Sol expiring 01/13/12	Citibank NA	PEN	12,703	4,626,762	4,705,252	(78,490)
Philippine Peso expiring 01/06/12	UBS AG	PHP	234,355	5,382,526	5,342,404	40,122
Philippine Peso expiring 01/06/12	UBS AG	PHP	133,340	3,008,570	3,039,640	(31,070)
Philippine Peso expiring 01/06/12	UBS AG	PHP	131,993	3,107,900	3,008,926	98,974
Philippine Peso expiring 01/06/12	UBS AG	PHP	100,836	2,350,500	2,298,686	51,814
Polish Zloty expiring 01/20/12	Citibank NA	PLN	18,498	5,266,800	5,349,902	(83,102)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	18,437	5,366,700	5,332,406	34,294
Polish Zloty expiring 01/20/12	Citibank NA	PLN	14,966	4,496,200	4,328,580	167,620
Polish Zloty expiring 01/20/12	Citibank NA	PLN	13,372	3,885,700	3,867,353	18,347

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Polish Zloty expiring 01/20/12	Citibank NA	PLN	7,998	$2,329,600	$2,313,326	$16,274
Polish Zloty expiring 01/20/12	Citibank NA	PLN	7,890	2,331,100	2,282,086	49,014
Polish Zloty expiring 01/20/12	Citibank NA	PLN	7,779	2,331,300	2,249,853	81,447
Pound Sterling expiring 01/23/12	Citibank NA	GBP	1,481	2,321,000	2,300,026	20,974
Pound Sterling expiring 01/23/12	Morgan Stanley	GBP	2,481	3,876,000	3,852,412	23,588
Pound Sterling expiring 01/23/12	UBS AG	GBP	2,993	4,657,300	4,646,438	10,862
Romanian New Lei expiring 01/20/12	JPMorgan Chase & Co.	RON	7,418	2,239,599	2,212,863	26,736
Russian Rouble expiring 02/06/12	Citibank NA	RUB	122,381	3,881,100	3,779,657	101,443
Russian Rouble expiring 02/06/12	Citibank NA	RUB	117,103	3,678,152	3,616,661	61,491
Russian Rouble expiring 02/06/12	Citibank NA	RUB	95,966	3,004,938	2,963,843	41,095
Russian Rouble expiring 02/06/12	Citibank NA	RUB	73,158	2,317,214	2,259,438	57,776
Singapore Dollar expiring 01/19/12	JPMorgan Chase & Co.	SGD	5,996	4,654,900	4,622,497	32,403
Singapore Dollar expiring 01/19/12	Morgan Stanley	SGD	6,044	4,662,600	4,659,364	3,236
Singapore Dollar expiring 01/19/12	Morgan Stanley	SGD	2,028	1,547,300	1,563,639	(16,339)
Singapore Dollar expiring 01/19/12	UBS AG	SGD	12,007	9,143,200	9,256,542	(113,342)
South African Rand expiring 01/30/12	Citibank NA	ZAR	13,142	1,547,300	1,619,310	(72,010)
South African Rand expiring 01/30/12	JPMorgan Chase & Co.	ZAR	61,271	7,099,964	7,549,442	(449,478)
South African Rand expiring 01/30/12	JPMorgan Chase & Co.	ZAR	38,304	4,667,000	4,719,517	(52,517)
South African Rand expiring 01/30/12	UBS AG	ZAR	38,898	4,667,000	4,792,743	(125,743)
South Korean Won expiring 02/07/12	UBS AG	KRW	3,504,707	3,070,265	3,033,794	36,471
South Korean Won expiring 02/27/12	Morgan Stanley	KRW	5,417,635	4,644,152	4,683,876	(39,724)
South Korean Won expiring 02/27/12	UBS AG	KRW	7,228,708	6,123,429	6,249,659	(126,230)
South Korean Won expiring 02/27/12	UBS AG	KRW	6,869,076	5,879,800	5,938,736	(58,936)
Swedish Krona expiring 01/19/12	Goldman Sachs Group LP	SEK	21,244	3,108,400	3,083,659	24,741
Swedish Krona expiring 01/20/12	Citibank NA	SEK	13,772	2,015,500	1,998,922	16,578
Swedish Krona expiring 01/20/12	UBS AG	SEK	46,780	6,653,400	6,789,910	(136,510)
Swedish Krona expiring 01/20/12	UBS AG	SEK	32,532	4,647,200	4,721,971	(74,771)
Swedish Krona expiring 01/20/12	UBS AG	SEK	14,067	2,015,100	2,041,769	(26,669)
Thai Baht expiring 02/07/12	UBS AG	THB	120,607	3,859,432	3,812,079	47,353
Turkish Lira expiring 01/30/12	Goldman Sachs Group LP	TRY	5,599	2,943,200	2,934,623	8,577
Turkish Lira expiring 01/30/12	JPMorgan Chase & Co.	TRY	5,875	3,096,800	3,079,501	17,299
Turkish Lira expiring 01/30/12	UBS AG	TRY	5,784	3,104,800	3,031,807	72,993

				$455,841,940	$455,333,800	508,140

						$(5,340,343)

Interest rate swap agreements outstanding at December 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
Barclays Bank PLC	05/31/16		$19,585	1.175%	3 month LIBOR(a)	$39,784	$—	$39,784
Barclays Bank PLC	05/31/16		19,585	1.180%	3 month LIBOR(a)	43,288	—	43,288
Barclays Bank PLC	05/31/16		4,815	1.220%	3 month LIBOR(a)	18,590	—	18,590
Citibank NA	09/07/21	AUD	8,000	4.945%	6 month BBSW(a)	237,136	—	237,136
Barclays Bank PLC	07/05/13	MXN	199,700	5.480%	28 day Mexican Interbank Rate(a)	124,231	—	124,231
Barclays Bank PLC	12/15/16	MXN	100,000	5.750%	28 day Mexican Interbank Rate(a)	(34,792)	—	(34,792)
Barclays Bank PLC	09/20/21	MXN	58,400	6.790%	28 day Mexican Interbank Rate(a)	17,020	—	17,020
Citibank NA	08/18/16	NZD	13,400	4.173%	3 month BBR(a)	564,207	—	564,207

						$1,009,464	$—	$1,009,464

(a)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Credit default swap agreements outstanding at December 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Deutsche Bank AG	03/20/18		$3,700	3.700%	American International Group, Inc.	$187,228	$—	$187,228
Citibank NA	06/20/14		4,800	1.000%	CBS Corp.	(45,599)	186,220	(231,819)
Credit Suisse International	06/20/14		2,500	1.000%	Centex Corp.	115,164	(8,600)	123,764
Goldman Sachs International, Inc.	03/20/14		3,400	0.700%	Duke Energy Corp.	(26,934)	—	(26,934)
Deutsche Bank AG	03/20/12		1,100	5.000%	Gannett Co., Inc.	(12,010)	(2,618)	(9,392)
Credit Suisse International	12/20/12		1,500	1.000%	GATX Financial Corp.	(3,752)	4,876	(8,628)
Deutsche Bank AG	12/20/12		7,800	1.000%	Macy’s Retail Holdings, Inc.	(44,630)	95,840	(140,470)
Deutsche Bank AG	09/20/13		2,600	1.000%	Masco Corp.	48,673	42,294	6,379
Deutsche Bank AG	06/20/13		3,750	1.000%	Qwest Corp.	(901)	27,692	(28,593)
Deutsche Bank AG	06/20/14		7,000	1.000%	R.R. Donnelley & Sons Co.	678,809	278,463	400,346
JPMorgan Chase Bank	09/20/16		4,750	1.000%	R.R. Donnelley & Sons Co.	1,006,320	398,727	607,593
Deutsche Bank AG	06/20/13		6,600	1.000%	Sealed Air Corp.	(26,072)	41,428	(67,500)
JPMorgan Chase Bank	06/20/14		4,150	5.000%	SLM Corp.	11,605	399,788	(388,183)
Deutsche Bank AG	03/20/14		980	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(128,344)	—	(128,344)
Credit Suisse International	03/20/15		4,695	1.000%	Toll Brothers Financial Corp.	40,681	23,586	17,095
JPMorgan Chase Bank	09/20/19		4,400	1.000%	Westvaco Corp.	213,835	66,852	146,983
Citibank NA	03/20/12		6,900	5.000%	XL Group PLC	(80,672)	(30,277)	(50,395)
Over-the-counter credit default swap on credit index—Buy Protection(1):
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	3,700	1.650%	Itraxx Euro Ser. 9	1,235	(51,845)	53,080

						$1,934,636	$1,472,426	$462,210

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$112,828,978	$9,589,064
Residential Mortgage-Backed Securities	—	61,871,554	—
Bank Loans	—	24,586,797	—
Collateralized Mortgage Obligations	—	3,811,133	—
Commercial Mortgage-Backed Securities	—	278,663,333	—
Corporate Bonds	—	696,377,598	—
Foreign Agencies	—	34,572,115	—
Mortgage-Backed Securities	—	111,313,073	—
Municipal Bonds	—	19,326,175	—
Sovereigns	—	37,664,910	—
U.S. Government Treasury Securities	—	34,882,786	—
Preferred Stock	1,172,700	—	—
Affiliated Mutual Funds	277,261,936	—	—
Other Financial Instruments*
Futures Contracts	2,638,820	—	—
Forward Currency Contracts	—	(5,340,343)	—
Interest Rate Swap Agreements	—	1,009,464	—
Credit Default Swap Agreements	—	489,144	(26,934)

Total	$281,073,456	$1,412,056,717	$9,562,130

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Sovereigns	Credit Default Swaps
Balance as of 12/31/10	$55,732,296	$7,221,737	$1,185,799	$(47,359)
Realized gain (loss)	102,207	335,280	—	— **
Change in unrealized appreciation (depreciation)***	(1,011,867)	(173,080)	—	20,425
Purchases	6,956,783	—	—	—
Sales	(9,170,510)	(4,282,200)	—	—
Accrued discount/premium	104,490	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(43,124,335)	(3,101,737)	(1,185,799)	—

Balance as of 12/31/11	$9,589,064	$—	$—	$(26,934)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	The realized loss incurred during the period for other financial instruments was $(24,131).

***	Of which, $(765,531) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 19 non-residential mortgage-backed securities, 3 bank loans and 1 sovereign transferred from Level 3 into Level 2 as a result of no longer using a single broker quote.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 were as follows:

Commercial Mortgage-Backed Securities	17.9%
Affiliated Mutual Funds (including 5.6% of collateral received for securities on loan)	17.8
Banking	8.6
Non-Residential Mortgage-Backed Securities	7.8
Mortgage-Backed Securities	7.2
Residential Mortgage-Backed Securities	4.0
Cable	2.9
Media & Entertainment	2.9
Insurance	2.8
Non-Captive Finance	2.6
Foods	2.5
Sovereigns	2.4
Telecommunications	2.3
Foreign Agencies	2.2
Metals	2.2
U.S. Government Treasury Securities	2.2
Electric	2.1
Technology	1.7
Energy – Other	1.4
Chemicals	1.3
Healthcare & Pharmaceutical	1.3
Capital Goods	1.2
Municipal Bonds	1.2
Healthcare Insurance	1.1
Real Estate Investment Trusts	1.1
Retailers	1.1
Gaming	1.0
Paper	1.0
Lodging	0.8
Pipelines & Other	0.8
Building Materials & Construction	0.7
Packaging	0.7
Consumer	0.5
Tobacco	0.5
Airlines	0.4
Automotive	0.4
Collateralized Mortgage Obligations	0.3
Aerospace & Defense	0.2
Energy – Integrated	0.2
Railroads	0.1

109.4
Liabilities in excess of other assets	(9.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The Portfolio Invested in derivative instruments during the Period. The types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial performance as reflected in the Statements of Assets and liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$1,565,766		Premium received for swap agreements	$93,340
Credit contracts	Unrealized appreciation on swap agreements	1,542,468		Unrealized depreciation on swap agreements	1,080,258
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	6,678,348		Unrealized depreciation on forward currency contracts	12,018,691
Interest rate contracts	Due from broker-variation margin	2,944,692	*	Due from broker-variation margin	305,872	*
Interest rate contracts	Unrealized appreciation on swap agreements	1,044,256		Unrealized depreciation on swap agreements	34,792

Total		$13,775,530			$13,532,953

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$100,536	$100,536
Foreign exchange contracts	—	—	—	818,563	—	818,563
Interest rate contracts	(87,617)	1,333,657	31,855,652	—	6,881,630	39,983,323

Total	$(87,617)	$1,333,657	$31,855,652	$818,563	$6,982,166	$40,902,422

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Written Options	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$3,346,193	$3,346,193
Foreign exchange contracts	—	—	—	(7,482,695)	—	(7,482,695)
Interest rate contracts	(53,547)	(1,287,923)	3,151,001	—	751,426	2,560,957

Total	$(53,547)	$(1,287,923)	$3,151,001	$(7,482,695)	$4,097,619	$(1,575,545)

For the year ended December 31, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)
$392,483,669	$34,658,184	$324,436,949	$213,696,603

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$109,413	$105,990

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investments, at value including securities on loan of $85,497,038:
Unaffiliated investments (cost $1,375,375,084)	$1,426,660,216
Affiliated investments (cost $294,453,570)	277,261,936
Cash	350,286
Foreign currency, at value (cost $850,759)	852,765
Receivable for investments sold	22,651,648
Dividends and interest receivable	15,225,257
Unrealized appreciation on forward currency contracts	6,678,348
Unrealized appreciation on swap agreements	2,586,724
Premium paid for swap agreements	1,565,766
Due from broker—variation margin	477,663
Receivable for Series shares sold	107,097
Prepaid expenses	9,142

Total Assets	1,754,426,848

LIABILITIES
Payable for investments purchased	96,034,975
Collateral for securities on loan	87,137,730
Unrealized depreciation on forward currency contracts	12,018,691
Unrealized depreciation on swap agreements	1,115,050
Management fee payable	525,963
Payable for Series shares repurchased	379,701
Accrued expenses and other liabilities	216,855
Premium received for swap agreements	93,340
Deferred trustees’ fees	4,428
Affiliated transfer agent fee payable	926

Total Liabilities	197,527,659

NET ASSETS	$1,556,899,189

Net assets were comprised of:
Paid-in capital	$1,449,765,514
Retained earnings	107,133,675

Net assets, December 31, 2011	$1,556,899,189

Net asset value and redemption price per share, $1,556,899,189 / 132,666,123 outstanding shares of beneficial interest	$11.74

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Interest	$77,511,985
Affiliated dividend income	2,072,619
Affiliated income from securities loaned, net	153,894
Unaffiliated dividend income	94,746

79,833,244

EXPENSES
Management fee	6,161,929
Custodian’s fees and expenses	200,000
Shareholders’ reports	65,000
Audit fee	36,000
Trustees’ fees	24,000
Insurance expenses	17,000
Transfer agent’s fee and expenses (including affiliated expense of $5,500) (Note 4)	12,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Miscellaneous	5,531

Total expenses	6,536,460

NET INVESTMENT INCOME	73,296,784

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	20,453,007
Futures transactions	31,855,652
Swap agreement transactions	6,982,166
Foreign currency transactions	(1,040,636)
Written options transactions	1,333,657

59,583,846

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(2,170,220))	(20,973,312)
Futures	3,151,001
Swap agreements	4,097,619
Foreign currencies	(7,498,502)
Written options	(1,287,923)

(22,511,117)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	37,072,729

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,369,513

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$73,296,784	$65,361,314
Net realized gain on investments, swaps and foreign currencies	59,583,846	35,344,819
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(22,511,117)	44,388,675

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	110,369,513	145,094,808

DISTRIBUTIONS	(101,657,374)	(80,204,850)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,282,678 and 10,945,584 shares, respectively]	26,944,061	126,200,132
Series shares issued in reinvestment of distributions [8,678,375 and 7,014,688 shares, respectively]	101,657,374	80,204,850
Series shares repurchased [8,765,284 and 9,638,967 shares, respectively]	(103,339,982)	(111,838,362)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	25,261,453	94,566,620

TOTAL INCREASE IN NET ASSETS	33,973,592	159,456,578
NET ASSETS:
Beginning of year	1,522,925,597	1,363,469,019

End of year	$1,556,899,189	$1,522,925,597

SEE NOTES TO FINANCIAL STATEMENTS.

A54

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 5.0%
Boeing Co. (The)	553,955	$40,632,599
Northrop Grumman Corp.	567,924	33,212,195
Precision Castparts Corp.(a)	282,338	46,526,479
United Technologies Corp.	414,629	30,305,234

		150,676,507

Airlines — 0.7%
United Continental Holdings, Inc.*(a)	1,102,273	20,799,891

Auto Components — 1.6%
BorgWarner, Inc.*(a)	259,174	16,519,751
Lear Corp.	800,756	31,870,089

		48,389,840

Automobiles — 1.1%
General Motors Co.*	1,156,694	23,446,187
Tesla Motors, Inc.*(a)	326,715	9,330,981

		32,777,168

Biotechnology — 1.2%
Celgene Corp.*	535,902	36,226,975

Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)	678,574	13,510,408
Goldman Sachs Group, Inc. (The)(a)	267,715	24,209,468
Morgan Stanley(a)	1,810,439	27,391,942

		65,111,818

Chemicals — 2.7%
Monsanto Co.	584,920	40,985,344
Mosaic Co. (The)	798,881	40,287,569

		81,272,913

Commercial Banks — 2.2%
PNC Financial Services Group, Inc.	515,210	29,712,161
Wells Fargo & Co.	1,303,960	35,937,137

		65,649,298

Communications Equipment — 1.8%
QUALCOMM, Inc.	986,421	53,957,229

Computers & Peripherals — 5.4%
Apple, Inc.*	251,491	101,853,855
EMC Corp.*(a)	1,740,542	37,491,275
NetApp, Inc.*	600,781	21,790,327

		161,135,457

Consumer Finance — 2.2%
American Express Co.	1,404,966	66,272,246

Diversified Financial Services — 1.8%
Citigroup, Inc.	975,066	25,653,986
JPMorgan Chase & Co.	829,000	27,564,250

		53,218,236

Electric Utilities — 1.0%
Exelon Corp.	692,182	30,019,933

Electronic Equipment & Instruments — 1.3%
Flextronics International Ltd. (Singapore)*	6,579,992	37,242,755

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services — 4.6%
Halliburton Co.	887,495	$30,627,452
National Oilwell Varco, Inc.	960,396	65,297,324
Schlumberger Ltd. (Curacao)	603,792	41,245,032

		137,169,808

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	486,995	40,576,423
CVS Caremark Corp.	817,329	33,330,677
Wal-Mart Stores, Inc.	594,221	35,510,647

		109,417,747

Food Products — 6.1%
Bunge Ltd. (Bermuda)	633,757	36,250,900
Kraft Foods, Inc. (Class A Stock)	922,233	34,454,625
Mead Johnson Nutrition Co.	497,814	34,214,756
Smithfield Foods, Inc.*(a)	1,548,970	37,608,992
Tyson Foods, Inc. (Class A Stock)	2,001,905	41,319,319

		183,848,592

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc.*(a)	76,583	25,865,142
Starbucks Corp.(a)	949,002	43,663,582

		69,528,724

Independent Power Producers & Energy Traders — 1.3%
Calpine Corp.*	2,454,230	40,077,576

Insurance — 1.0%
MetLife, Inc.	973,474	30,352,919

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*	328,207	56,812,632

Internet Software & Services — 3.7%
Baidu, Inc., ADR (Cayman Islands)*	376,795	43,885,314
Google, Inc. (Class A Stock)*	90,025	58,147,147
LinkedIn Corp. (Class A Stock)*(a)	153,891	9,696,672

		111,729,133

IT Services — 3.1%
International Business Machines Corp.	203,637	37,444,772
MasterCard, Inc. (Class A Stock)	149,027	55,560,246

		93,005,018

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.*	677,664	23,670,804

Machinery — 0.9%
Ingersoll-Rand PLC (Ireland)(a)	924,080	28,156,718

Media — 4.4%
Comcast Corp. (Class A Stock)	1,976,764	46,869,075
Liberty Global, Inc. (Class C Stock)*	792,756	31,329,717
Viacom, Inc. (Class B Stock)	710,213	32,250,772
Walt Disney Co. (The)(a)	569,326	21,349,725

		131,799,289

Metals & Mining — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	847,809	31,190,893
Goldcorp, Inc. (Canada)	351,066	15,534,671
Kinross Gold Corp. (Canada)	1,983,500	22,611,900

		69,337,464

SEE NOTES TO FINANCIAL STATEMENTS.

A55

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	950,490	$72,550,902
Marathon Oil Corp.	970,005	28,392,046
Marathon Petroleum Corp.	379,315	12,627,396
Noble Energy, Inc.(a)	422,056	39,837,866
Occidental Petroleum Corp.	442,150	41,429,455
Southwestern Energy Co.*	819,620	26,178,663
Suncor Energy, Inc. (Canada)	1,181,729	34,080,194

		255,096,522

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	301,449	33,858,752

Pharmaceuticals — 7.1%
Allergan, Inc.	413,621	36,291,107
Bristol-Myers Squibb Co.	920,327	32,432,323
Novo Nordisk A/S, ADR (Denmark)	319,952	36,877,668
Pfizer, Inc.	1,798,734	38,924,604
Sanofi, ADR (France)	660,780	24,144,901
Shire PLC, ADR (United Kingdom)	413,775	42,991,222

		211,661,825

Road & Rail — 0.2%
Union Pacific Corp.	64,962	6,882,074

Semiconductors & Semiconductor Equipment — 1.0%
Avago Technologies Ltd. (Singapore)	516,432	14,904,227
Maxim Integrated Products, Inc.	593,721	15,460,495

		30,364,722

Software — 5.5%
CA, Inc.	1,982,675	40,079,775
Oracle Corp.	1,735,358	44,511,933
Red Hat, Inc.*	430,059	17,757,136
salesforce.com, Inc.*(a)	265,202	26,907,395
VMware, Inc. (Class A Stock)*(a)	427,042	35,525,624

		164,781,863

Specialty Retail — 1.0%
Staples, Inc.	2,120,704	29,456,579

Textiles, Apparel & Luxury Goods — 4.5%
Coach, Inc.	486,948	29,723,306
Lululemon Athletica, Inc.*(a)	323,300	15,085,178
LVMH Moet Hennessy Louis Vuitton SA, ADR (France)	479,609	13,477,013
NIKE, Inc. (Class B Stock)	477,275	45,994,992
Ralph Lauren Corp.	230,405	31,814,322

		136,094,811

Wireless Telecommunication Services — 3.1%
American Tower Corp. (Class A Stock)	537,230	32,239,172
MetroPCS Communications, Inc.*	3,646,134	31,648,443
NII Holdings, Inc.*(a)	1,354,933	28,860,073

		92,747,688

TOTAL LONG-TERM INVESTMENTS (cost $2,451,647,418)		2,948,601,526

SHORT-TERM INVESTMENT — 8.7%
	Shares	Value (Note 2)

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $261,297,640; includes $204,399,512 of cash collateral for securities on loan)(b)(w) (Note 4)	261,297,640	$261,297,640

TOTAL INVESTMENTS — 107.0% (cost $2,712,945,058)		3,209,899,166
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(210,437,929)

NET ASSETS — 100.0%		$2,999,461,237

The following abbreviation is used in the Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $198,456,005; cash collateral of $204,399,512 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,948,601,526	$—	$—
Affiliated Money Market Mutual Fund	261,297,640	—	—

Total	$3,209,899,166	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 were as follows:

Affiliated Money Market Mutual Fund (6.8% represents investments purchased with collateral from securities on loan)	8.7%
Oil, Gas & Consumable Fuels	8.5
Pharmaceuticals	7.1
Food Products	6.1
Software	5.5
Computers & Peripherals	5.4
Aerospace & Defense	5.0
Energy Equipment & Services	4.6
Textiles, Apparel & Luxury Goods	4.5
Media	4.4
Internet Software & Services	3.7
Food & Staples Retailing	3.7
IT Services	3.1
Wireless Telecommunication Services	3.1
Chemicals	2.7
Hotels, Restaurants & Leisure	2.3
Metals & Mining	2.3
Consumer Finance	2.2

Commercial Banks	2.2%
Capital Markets	2.2
Internet & Catalog Retail	1.9
Communications Equipment	1.8
Diversified Financial Services	1.8
Auto Components	1.6
Independent Power Producers & Energy Traders	1.3
Electronic Equipment & Instruments	1.3
Biotechnology	1.2
Personal Products	1.1
Automobiles	1.1
Semiconductors & Semiconductor Equipment	1.0
Insurance	1.0
Electric Utilities	1.0
Specialty Retail	1.0
Machinery	0.9
Life Sciences Tools & Services	0.8
Airlines	0.7
Road & Rail	0.2

107.0
Liabilities in excess of other assets	(7.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A57

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investments at value, including securities on loan of $198,456,005:
Unaffiliated investments (cost $2,451,647,418)	$2,948,601,526
Affiliated investments (cost $261,297,640)	261,297,640
Cash	170
Dividends receivable	2,368,520
Receivable for investments sold	708,606
Receivable for Series shares sold	8,816
Prepaid expenses	20,985

Total Assets	3,213,006,263

LIABILITIES
Collateral for securities on loan	204,399,512
Payable for investments purchased	6,906,087
Management fee payable	1,156,413
Payable for Series shares repurchased	793,374
Accrued expenses and other liabilities	286,551
Deferred trustees’ fees	1,187
Affiliated transfer agent fees payable	926
Administration fee payable	533
Distribution fee payable	443

Total Liabilities	213,545,026

NET ASSETS	$2,999,461,237

Net assets were comprised of:
Paid-in capital	$2,837,948,450
Retained earnings	161,512,787

Net assets, December 31, 2011	$2,999,461,237

Class I:
Net asset value and redemption price per share, $2,997,491,601 / 126,293,929 outstanding shares of beneficial interest	$23.73

Class II:
Net asset value and redemption price per share, $1,969,636 / 82,097 outstanding shares of beneficial interest	$23.99

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of $217,045 foreign withholding tax)	$33,936,619
Affiliated income from securities lending, net	438,214
Affiliated dividend income	110,893

34,485,726

EXPENSES
Management fee	14,621,455
Distribution fee—Class II	5,594
Administration fee—Class II	3,356
Shareholders’ reports	487,000
Custodian’s fees and expenses	390,000
Trustees’ fees	42,000
Insurance expenses	35,000
Audit fee	23,000
Legal fees and expenses	15,000
Commitment fee on syndicated credit agreement	14,000
Transfer agent’s fees and expenses (including affiliated expense of $5,500) (Note 4)	12,000
Miscellaneous	15,490

Total expenses	15,663,895

NET INVESTMENT INCOME	18,821,831

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	204,340,790
Foreign currency transactions	(88,228)

204,252,562

Net change in unrealized appreciation (depreciation) on:
Investments	(327,808,310)
Foreign currencies	(782)

(327,809,092)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(123,556,530)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(104,734,699)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,821,831	$22,114,154
Net realized gain on investment and foreign currency transactions	204,252,562	255,826,765
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(327,809,092)	77,326,344

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(104,734,699)	355,267,263

DISTRIBUTIONS
Class I	(22,097,344)	(24,392,657)
Class II	(4,010)	(1,854)

TOTAL DISTRIBUTIONS	(22,101,354)	(24,394,511)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	19,970,190	22,052,724
Series shares issued in reinvestment of distributions	22,101,354	24,394,511
Series shares repurchased	(242,019,698)	(246,614,547)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(199,948,154)	(200,167,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(326,784,207)	130,705,440
NET ASSETS:
Beginning of year	3,326,245,444	3,195,540,004

End of year	$2,999,461,237	$3,326,245,444

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 64.8%	Shares	Value (Note 2)

Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.	17,900	$1,023,164
BAE Systems PLC (United Kingdom)	33,670	149,076
European Aeronautic Defense and Space Co. NV (Netherlands)	3,410	106,583
Exelis, Inc.	203,800	1,844,390
General Dynamics Corp.	213,700	14,191,817
HEICO Corp.	6,900	403,512
L-3 Communications Holdings, Inc.	41,400	2,760,552
Northrop Grumman Corp.	149,200	8,725,216
Precision Castparts Corp.	11,300	1,862,127
Raytheon Co.	28,700	1,388,506
Safran SA (France)	2,930	87,997
United Technologies Corp.	174,300	12,739,587

		45,282,527

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	9,688	148,959
United Parcel Service, Inc. (Class B Stock)	149,200	10,919,948

		11,068,907

Airlines
Deutsche Lufthansa AG (Germany)	2,088	24,821

Auto Components — 0.2%
Bridgestone Corp. (Japan)	3,300	74,815
Cie Generale des Etablissements Michelin (France) (Class B Stock)	1,604	94,820
Lear Corp.	14,700	585,060
NHK Spring Co. Ltd. (Japan)	2,000	17,721
Pirelli & C SpA (Italy)	7,621	64,162
Toyota Industries Corp. (Japan)	200	5,444
TRW Automotive Holdings Corp.*	114,000	3,716,400

		4,558,422

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	1,332	89,231
Daimler AG (Germany)	2,116	92,894
Ford Motor Co.*(a)	809,000	8,704,840
General Motors Co.*(a)	410,900	8,328,943
Isuzu Motors Ltd. (Japan)	2,000	9,251
Nissan Motor Co. Ltd. (Japan)	9,400	84,511
Toyota Motor Corp. (Japan)	3,500	116,636
Volkswagen AG (Germany)	89	11,939

		17,438,245

Beverages — 1.7%
Anheuser-Busch InBev NV (Belgium)	4,410	269,999
Coca-Cola Amatil Ltd. (Australia)	6,750	79,464
Coca-Cola Co. (The)	231,800	16,219,046
Coca-Cola Enterprises, Inc.	361,100	9,309,158
Constellation Brands, Inc. (Class A Stock)*	79,100	1,634,997
Diageo PLC (United Kingdom)	7,089	154,843
Dr Pepper Snapple Group, Inc.(a)	47,200	1,863,456
Heineken NV (Netherlands)	1,755	81,248
Molson Coors Brewing Co. (Class B Stock)	189,600	8,255,184

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages (continued)
Monster Beverage Corp.*	23,100	$2,128,434
PepsiCo, Inc.	162,420	10,776,567
SABMiller PLC (United Kingdom)	1,781	62,689

		50,835,085

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc.*	6,500	464,750
Amgen, Inc.	180,708	11,603,261
Biogen Idec, Inc.*	52,600	5,788,630
Celgene Corp.*	226,400	15,304,640

		33,161,281

Building Products — 0.1%
Armstrong World Industries, Inc.*(a)	11,600	508,892
Asahi Glass Co. Ltd. (Japan)	5,000	41,964
Geberit AG (Switzerland)	51	9,828
Lennox International, Inc.	21,600	729,000
Owens Corning*	76,400	2,194,208

		3,483,892

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	7,016	19,721
Bank of New York Mellon Corp. (The)	672,200	13,383,502
Deutsche Bank AG (Germany)	4,113	156,690
E*Trade Financial Corp.*(a)	43,200	343,872
Goldman Sachs Group, Inc. (The)	184,200	16,657,206
Morgan Stanley	878,690	13,294,580
Ratos AB (Sweden) (Class B Stock)	4,758	55,828
UBS AG (Switzerland)*	10,434	124,190

		44,035,589

Chemicals — 1.1%
Arkema SA (France)	1,694	119,927
Asahi Kasei Corp. (Japan)	13,000	78,368
BASF SE (Germany)	3,028	211,194
Celanese Corp., Ser. A	12,300	544,521
CF Industries Holdings, Inc.	63,400	9,191,732
Eastman Chemical Co.	187,300	7,315,938
Israel Chemicals Ltd. (Israel)	4,244	43,988
K+S AG (Germany)	692	31,275
Koninklijke DSM NV (Netherlands)	890	41,295
Kuraray Co. Ltd. (Japan)	5,500	78,245
Lanxess AG (Germany)	779	40,329
LSB Industries, Inc.*	23,500	658,705
LyondellBasell Industries NV (Class A Stock)	35,900	1,166,391
Mitsubishi Chemical Holdings Corp. (Japan)	15,500	85,384
Mosaic Co. (The)	248,400	12,526,812
Rockwood Holdings, Inc.*	31,900	1,255,903
Syngenta AG (Switzerland)	557	163,074
Ube Industries Ltd. (Japan)	13,000	35,637
Wacker Chemie AG (Germany)(a)	264	21,235
Yara International ASA (Norway)	1,593	63,924

		33,673,877

Commercial Banks — 2.3%
Aozora Bank Ltd. (Japan)	27,000	74,367
Australia & New Zealand Banking Group Ltd. (Australia)	11,893	249,730

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,939	$94,574
Banco Santander SA (Spain)	17,191	130,604
Barclays PLC (United Kingdom)	71,618	195,806
Bendigo and Adelaide Bank Ltd. (Australia)	5,887	48,350
BNP Paribas SA (France)	3,043	119,530
Commonwealth Bank of Australia (Australia)	4,299	216,421
DBS Group Holdings Ltd. (Singapore)	2,000	17,763
DnB NOR ASA (Norway)	2,889	28,282
Fifth Third Bancorp	404,200	5,141,424
HSBC Holdings PLC (United Kingdom)	26,175	199,609
Huntington Bancshares, Inc.	606,300	3,328,587
KeyCorp	82,000	630,580
Mitsubishi UFJ Financial Group, Inc. (Japan)	65,500	278,271
Mizuho Financial Group, Inc. (Japan)	53,500	72,288
National Australia Bank Ltd. (Australia)	3,655	87,327
Natixis (France)	33,612	84,568
Nordea Bank AB (Sweden)	15,256	118,044
PNC Financial Services Group, Inc.	247,100	14,250,257
Resona Holdings, Inc. (Japan)	36,500	160,757
Shinsei Bank Ltd. (Japan)	21,000	21,827
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	12,757	74,313
Societe Generale (France)	2,470	55,001
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,100	253,481
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	41,000	120,385
SunTrust Banks, Inc.	166,000	2,938,200
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,613	42,422
Swedbank AB (Sweden) (Class A Stock)	1,662	21,529
U.S. Bancorp	196,232	5,308,076
Wells Fargo & Co.	1,255,912	34,612,935
Westpac Banking Corp. (Australia)	6,709	137,239

		69,112,547

Commercial Services & Supplies
Babcock International Group PLC (United Kingdom)	4,836	55,238
Copart, Inc.*	11,200	536,368
Securitas AB (Sweden) (Class B Stock)	2,798	24,150

		615,756

Communications Equipment — 1.8%
Cisco Systems, Inc.	1,313,900	23,755,312
Motorola Solutions, Inc.	154,000	7,128,660
QUALCOMM, Inc.	439,000	24,013,300

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,413	$14,454

		54,911,726

Computers & Peripherals — 3.2%
Apple, Inc.*	182,000	73,710,000
Dell, Inc.*	740,200	10,829,126
EMC Corp.*	337,800	7,276,212
Hewlett-Packard Co.	100,265	2,582,827
SanDisk Corp.*	21,600	1,062,936
Toshiba Corp. (Japan)	10,000	40,925
Western Digital Corp.*	82,500	2,553,375

		98,055,401

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	4,596	136,217
Balfour Beatty PLC (United Kingdom)	12,829	52,757
Chiyoda Corp. (Japan)	5,000	50,864
KBR, Inc.	24,400	680,028
URS Corp.*	46,400	1,629,568
Vinci SA (France)	465	20,318

		2,569,752

Consumer Finance — 0.3%
Discover Financial Services	173,000	4,152,000
SLM Corp.	477,500	6,398,500

		10,550,500

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	17,581	129,649
Crown Holdings, Inc.*	9,300	312,294
Owens-Illinois, Inc.*	115,500	2,238,390
Sealed Air Corp.	219,700	3,781,037

		6,461,370

Distributors — 0.3%
Genuine Parts Co.	120,100	7,350,120
Jardine Cycle & Carriage Ltd. (Singapore)	2,000	74,199
LKQ Corp.*	19,500	586,560

		8,010,879

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	1,700	82,272
Capella Education Co.*	17,300	623,665
DeVry, Inc.	91,500	3,519,090

		4,225,027

Diversified Financial Services — 1.6%
Bank of America Corp.	704,482	3,916,920
Citigroup, Inc.	667,050	17,550,085
Deutsche Boerse AG (Germany)*	543	28,469
Exor SpA (Italy)	2,198	44,236
First Pacific Co. Ltd. (Hong Kong)	4,000	4,161
Groupe Bruxelles Lambert SA (Belgium)	216	14,400
JPMorgan Chase & Co.	822,594	27,351,251
Kinnevik Investment AB (Sweden) (Class B Stock)	1,159	22,584
ORIX Corp. (Japan)	880	72,714

		49,004,820

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	1,284,147	$38,832,605
BT Group PLC (United Kingdom)	55,796	165,416
CenturyLink, Inc.	320,400	11,918,880
France Telecom SA (France)	4,928	77,398
Koninklijke KPN NV (Netherlands)	7,737	92,576
Nippon Telegraph & Telephone Corp. (Japan)	3,300	168,709
Swisscom AG (Switzerland)	98	37,132
Telecom Italia SpA (Italy) (Risparmio Shares)	58,776	52,641
Telecom Italia SpA (Italy)	86,491	93,023
Telefonica SA (Spain)	9,951	172,386
Verizon Communications, Inc.(a)	218,288	8,757,714
Vivendi SA (France)	9,224	201,993
Windstream Corp.	173,300	2,034,542

		62,605,015

Electric Utilities — 0.9%
American Electric Power Co., Inc.	90,200	3,726,162
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	11,717
Duke Energy Corp.(a)	236,800	5,209,600
E.ON AG (Germany)	1,741	37,562
El Paso Electric Co.	15,100	523,064
Enel SpA (Italy)	45,657	185,783
Energias de Portugal SA (Portugal)	7,446	23,042
Entergy Corp.	79,700	5,822,085
Exelon Corp.	19,300	837,041
FirstEnergy Corp.	4,700	208,210
Iberdrola SA (Spain)	17,342	108,611
NextEra Energy, Inc.(a)	94,000	5,722,720
NV Energy, Inc.	212,300	3,471,105
PPL Corp.	28,300	832,586
Red Electrica Corp. SA (Spain)	2,320	99,283
Scottish & Southern Energy PLC (United Kingdom)	6,364	127,592
Terna Rete Elettrica Nazionale SpA (Italy)	14,113	47,564

		26,993,727

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	2,988	56,242
AMETEK, Inc.	38,600	1,625,060
Babcock & Wilcox Co. (The)*	9,200	222,088
Emerson Electric Co.	333,500	15,537,765
EnerSys*	29,000	753,130
Mitsubishi Electric Corp. (Japan)	10,000	95,882
Schneider Electric SA (France)	525	27,641

		18,317,808

Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc.*	18,600	695,826
Avnet, Inc.*	30,100	935,809
Corning, Inc.	416,200	5,402,276
Hamamatsu Photonics KK (Japan)	1,100	38,486
Hitachi Ltd. (Japan)	45,000	236,196
Ingram Micro, Inc.*	25,400	462,026
Jabil Circuit, Inc.	41,400	813,924

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)	200	$48,227
TE Connectivity Ltd.	68,100	2,098,161
Tech Data Corp.*	22,100	1,091,961

		11,822,892

Energy Equipment & Services — 1.0%
Halliburton Co.	459,000	15,840,090
Helmerich & Payne, Inc.(a)	10,900	636,124
National Oilwell Varco, Inc.	79,800	5,425,602
Oceaneering International, Inc.(a)	23,800	1,097,894
RPC, Inc.(a)	110,900	2,023,925
SBM Offshore NV (Netherlands)	1,543	31,793
Schlumberger Ltd.	90,500	6,182,055
Technip SA (France)	1,091	102,541
Transocean Ltd.	963	37,185
WorleyParsons Ltd. (Australia)	3,377	88,664

		31,465,873

Food & Staples Retailing — 1.9%
Aeon Co. Ltd. (Japan)	8,300	113,981
Casino Guichard Perrachon SA (France)	87	7,328
CVS Caremark Corp.	402,000	16,393,560
Delhaize Group SA (Belgium)	1,820	102,242
Koninklijke Ahold NV (Netherlands)	2,756	37,114
Kroger Co. (The)	518,200	12,550,804
Seven & I Holdings Co. Ltd. (Japan)	4,300	119,832
Tesco PLC (United Kingdom)	25,624	160,548
Walgreen Co.(a)	52,700	1,742,262
Wal-Mart Stores, Inc.	442,500	26,443,800
Wesfarmers Ltd. (Australia)	2,047	61,763
Woolworths Ltd. (Australia)	1,311	33,656

		57,766,890

Food Products — 1.4%
Archer-Daniels-Midland Co.	343,000	9,809,800
Aryzta AG (Switzerland)	2,288	110,588
Associated British Foods PLC (United Kingdom)	3,426	58,898
Bunge Ltd.	136,900	7,830,680
Corn Products International, Inc.	97,500	5,127,525
Danone SA (France)	396	24,893
Diamond Foods, Inc.(a)	53,500	1,726,445
Golden Agri-Resources Ltd. (Singapore)	142,000	78,278
Hormel Foods Corp.	19,600	574,084
J.M. Smucker Co. (The)	16,800	1,313,256
Kellogg Co.(a)	19,500	986,115
Lindt & Spruengli AG (Switzerland)	2	66,837
Nestle SA (Switzerland)	7,375	423,986
Smithfield Foods, Inc.*	109,100	2,648,948
Suedzucker AG (Germany)	1,982	63,232
Tyson Foods, Inc. (Class A Stock)	495,300	10,222,992
Unilever NV (Netherlands)	2,831	97,353
Unilever PLC (United Kingdom)	1,672	56,164

		41,220,074

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Gas Utilities
Enagas (Spain)	2,924	$54,079
Gas Natural SDG SA (Spain)	4,504	77,325
Hong Kong & China Gas Co. Ltd. (Hong Kong)	31,000	71,846

		203,250

Healthcare Equipment & Supplies — 1.3%
Baxter International, Inc.	158,700	7,852,476
Becton, Dickinson & Co.	66,100	4,938,992
C.R. Bard, Inc.(a)	10,000	855,000
CareFusion Corp.*	50,600	1,285,746
Coloplast A/S (Denmark) (Class B Stock)	983	141,375
Covidien PLC	225,200	10,136,252
Getinge AB (Sweden) (Class B Stock)	740	18,752
Hill-Rom Holdings, Inc.	83,800	2,823,222
Stryker Corp.	178,600	8,878,206
Zimmer Holdings, Inc.*(a)	57,900	3,093,018

		40,023,039

Healthcare Providers & Services — 1.6%
Aetna, Inc.	284,400	11,998,836
CIGNA Corp.	47,400	1,990,800
Fresenius SE & Co. KGaA (Germany)	137	12,674
Humana, Inc.	4,100	359,201
Ramsay Health Care Ltd. (Australia)	110	2,169
UnitedHealth Group, Inc.	419,000	21,234,920
WellPoint, Inc.	205,700	13,627,625

		49,226,225

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.(a)	43,600	1,166,736
Carnival Corp.	73,500	2,399,040
Cracker Barrel Old Country Store, Inc.	11,800	594,838
Darden Restaurants, Inc.(a)	52,600	2,397,508
Galaxy Entertainment Group Ltd. (Hong Kong)*	42,000	77,007
McDonald’s Corp.	88,700	8,899,271
Panera Bread Co. (Class A Stock)*	9,400	1,329,630
Sands China Ltd. (Hong Kong)*	33,200	93,830
Wyndham Worldwide Corp.	150,500	5,693,415
Yum! Brands, Inc.	50,900	3,003,609

		25,654,884

Household Durables — 0.3%
Blyth, Inc.(a)	8,900	505,520
Harman International Industries, Inc.	74,900	2,849,196
Jarden Corp.	31,700	947,196
Newell Rubbermaid, Inc.	27,900	450,585
Sekisui House Ltd. (Japan)	6,000	53,242
Whirlpool Corp.(a)	111,200	5,276,440

		10,082,179

Household Products — 1.0%
Colgate-Palmolive Co.	56,400	5,210,796
Henkel AG & Co. KGaA (Germany)	925	44,774
Kimberly-Clark Corp.	72,100	5,303,676
Procter & Gamble Co. (The)	298,905	19,939,953

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products (continued)
Reckitt Benckiser Group PLC (United Kingdom)	2,452	$121,092
Spectrum Brands Holdings, Inc.*	19,000	520,600

		31,140,891

Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)*	820,600	9,715,904
NRG Energy, Inc.*	177,200	3,210,864

		12,926,768

Industrial Conglomerates — 1.2%
3M Co.	15,200	1,242,296
General Electric Co.	1,953,000	34,978,230
Keppel Corp. Ltd. (Singapore)	3,000	21,510
Siemens AG (Germany)	2,139	204,695
Wendel SA (France)	458	30,528

		36,477,259

Insurance — 1.9%
ACE Ltd.	51,800	3,632,216
Aflac, Inc.	285,200	12,337,752
Allianz SE (Germany)	1,601	153,148
American Financial Group, Inc.	51,400	1,896,146
Assurant, Inc.	76,900	3,157,514
Aviva PLC (United Kingdom)	32,330	151,026
AXA SA (France)	11,999	155,996
Berkshire Hathaway, Inc. (Class B Stock)*	147,100	11,223,730
Delta Lloyd NV (Netherlands)	5,697	95,853
Genworth Financial, Inc. (Class A Stock)*	155,000	1,015,250
Hannover Rueckversicherung AG (Germany)	1,013	50,247
HCC Insurance Holdings, Inc.	78,400	2,156,000
Legal & General Group PLC (United Kingdom)	100,022	159,682
Loews Corp.	62,600	2,356,890
Mapfre SA (Spain)	24,688	78,443
MetLife, Inc.	93,400	2,912,212
Muenchener Rueckversicherungs AG (Germany)	141	17,296
Old Mutual PLC (United Kingdom)	86,392	181,795
Primerica, Inc.	18,900	439,236
Principal Financial Group, Inc.	19,800	487,080
Reinsurance Group of America, Inc.	7,600	397,100
RSA Insurance Group PLC (United Kingdom)	34,553	56,451
Sampo OYJ (Finland) (Class A Stock)	180	4,466
Swiss Life Holding AG (Switzerland)	558	51,327
Swiss Re AG (Switzerland)	241	12,282
Symetra Financial Corp.	77,600	703,832
Travelers Cos., Inc. (The)	45,400	2,686,318
Unum Group	193,200	4,070,724
XL Group PLC	313,300	6,193,941
Zurich Financial Services AG (Switzerland)	512	115,831

		56,949,784

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	1,000	$173,100
HSN, Inc.	52,600	1,907,276
Liberty Interactive Corp., (Class A Stock)*	14,800	239,982
priceline.com, Inc.*	10,400	4,864,184

		7,184,542

Internet Software & Services — 0.9%
Akamai Technologies, Inc.*	218,800	7,062,864
Dena Co. Ltd. (Japan)	600	17,999
Dice Holdings, Inc.*	30,500	252,845
Digital River, Inc.*	26,800	402,536
eBay, Inc.*	14,800	448,884
Google, Inc. (Class A Stock)*	21,500	13,886,850
Gree, Inc. (Japan)	5,000	172,275
Liquidity Services, Inc.*	7,500	276,750
Yahoo!, Inc.*	214,400	3,458,272

		25,979,275

IT Services — 2.5%
Accenture PLC (Class A Stock)	193,100	10,278,713
Fidelity National Information Services, Inc.	35,500	943,945
Fiserv, Inc.*(a)	27,700	1,627,098
International Business Machines Corp.	137,100	25,209,948
Mastercard, Inc. (Class A Stock)	49,300	18,380,026
Otsuka Corp. (Japan)	1,900	130,830
SAIC, Inc.*(a)	14,100	173,289
Unisys Corp.*	12,800	252,288
Visa, Inc. (Class A Stock)	183,000	18,579,990

		75,576,127

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	77,500	2,471,475
Mattel, Inc.(a)	40,800	1,132,608
Namco Bandai Holdings, Inc. (Japan)	12,200	173,720
Nikon Corp. (Japan)	3,100	69,032
Polaris Industries, Inc.	42,700	2,390,346
Sturm Ruger & Co., Inc.	29,700	993,762

		7,230,943

Life Sciences Tools & Services — 0.5%
Life Technologies Corp.*	84,100	3,272,331
PerkinElmer, Inc.	198,500	3,970,000
Thermo Fisher Scientific, Inc.*	198,400	8,922,048

		16,164,379

Machinery — 1.8%
AGCO Corp.*	44,100	1,894,977
Cummins, Inc.	135,500	11,926,710
Deere & Co.	164,800	12,747,280
Eaton Corp.	186,700	8,127,051
FANUC Corp. (Japan)	1,600	244,875
Illinois Tool Works, Inc.	28,100	1,312,551
ITT Corp.	101,900	1,969,727
Kennametal, Inc.(a)	11,900	434,588
Kone OYJ (Finland) (Class B Stock)	1,101	57,141
MAN SE (Germany)	429	38,145
Metso OYJ (Finland)	1,816	67,338

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Nabtesco Corp. (Japan)	1,300	$23,696
Parker Hannifin Corp.	159,000	12,123,750
SKF AB (Sweden) (Class B Stock)	871	18,427
Sumitomo Heavy Industries Ltd. (Japan)	10,000	58,334
Volvo AB (Sweden) (Class B Stock)	6,288	68,800
Weir Group PLC (The) (United Kingdom)	555	17,514
Xylem, Inc.	89,500	2,299,255
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	126,000	88,401

		53,518,560

Marine
AP Moeller-Maersk A/S (Denmark) (Class A Stock)	11	68,644
AP Moeller-Maersk A/S (Denmark) (Class B Stock)	2	13,205
Orient Overseas International Ltd. (Hong Kong)	7,500	43,793

		125,642

Media — 1.8%
Comcast Corp. (Class A Stock)	47,173	1,118,472
DIRECTV (Class A Stock)*(a)	347,100	14,841,996
Hakuhodo DY Holdings, Inc. (Japan)	1,670	95,899
ITV PLC (United Kingdom)	73,350	77,631
Liberty Media Corp.—Liberty Starz (Class A Stock)*	41,376	3,229,397
News Corp. (Class A Stock)	604,300	10,780,712
Reed Elsevier NV (Netherlands)	2,813	32,792
Time Warner, Inc.	104,500	3,776,630
Viacom, Inc. (Class B Stock)	323,200	14,676,512
Walt Disney Co. (The)	154,600	5,797,500
WPP PLC (United Kingdom)	2,996	31,429

		54,458,970

Metals & Mining — 1.0%
Alcoa, Inc.	462,400	3,999,760
Anglo American PLC (United Kingdom)	1,625	60,037
BHP Billiton Ltd. (Australia)	8,316	292,762
BHP Billiton PLC (United Kingdom)	9,685	282,389
Coeur d’Alene Mines Corp.*	142,600	3,442,364
Daido Steel Co. Ltd. (Japan)	4,000	25,101
Freeport-McMoRan Copper & Gold, Inc.	364,300	13,402,597
Iluka Resources Ltd. (Australia)	3,980	63,096
Nippon Steel Corp. (Japan)	32,000	79,823
Randgold Resources Ltd. (United Kingdom)	571	58,393
Reliance Steel & Aluminum Co.	26,300	1,280,547
Rio Tinto Ltd. (Australia)	2,589	159,676
Rio Tinto PLC (United Kingdom)	6,181	299,969
Salzgitter AG (Germany)	134	6,699
Schnitzer Steel Industries, Inc. (Class A Stock)	8,300	350,924
Steel Dynamics, Inc.	526,900	6,928,735

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining (continued)
Voestalpine AG (Austria)	2,517	$70,593
Xstrata PLC (United Kingdom)	2,192	33,293

		30,836,758

Multiline Retail — 0.3%
Dollar Tree, Inc.*	26,400	2,194,104
Isetan Mitsukoshi Holdings, Ltd. (Japan)	700	7,339
Lifestyle International Holdings Ltd. (Hong Kong)	39,000	85,968
Next PLC (United Kingdom)	3,754	159,565
PPR (France)	288	41,244
Target Corp.	112,500	5,762,250

		8,250,470

Multi-Utilities — 0.6%
Centrica PLC (United Kingdom)	1,869	8,397
Dominion Resources, Inc.	8,500	451,180
GDF Suez (France)	2,315	63,279
National Grid PLC (United Kingdom)	7,973	77,387
PG&E Corp.	226,100	9,319,842
Public Service Enterprise Group, Inc.	85,000	2,805,850
RWE AG (Germany)	2,763	97,089
Sempra Energy	117,900	6,484,500

		19,307,524

Office Electronics — 0.2%
Canon, Inc. (Japan)	4,100	181,642
Xerox Corp.	573,200	4,562,672

		4,744,314

Oil, Gas & Consumable Fuels — 7.2%
Apache Corp.	165,500	14,990,990
BG Group PLC (United Kingdom)	211	4,511
BP PLC (United Kingdom)	58,161	415,939
Chevron Corp.	448,456	47,715,718
ConocoPhillips	332,834	24,253,614
Consol Energy, Inc.	56,700	2,080,890
CVR Energy, Inc.*	27,000	505,710
Devon Energy Corp.	106,100	6,578,200
ENI SpA (Italy)	7,801	161,644
Exxon Mobil Corp.	866,416	73,437,420
Hess Corp.	190,400	10,814,720
HollyFrontier Corp.	22,200	519,480
Idemitsu Kosan Co. Ltd. (Japan)	200	20,631
Japan Petroleum Exploration Co. (Japan)	400	15,643
JX Holdings, Inc. (Japan)	7,900	47,726
Marathon Oil Corp.	299,400	8,763,438
Marathon Petroleum Corp.	62,800	2,090,612
Murphy Oil Corp.	118,500	6,605,190
Occidental Petroleum Corp.	110,900	10,391,330
Peabody Energy Corp.	92,900	3,075,919
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	12,090	445,170
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	10,065	383,580
Santos Ltd. (Australia)	8,704	108,966
Southwestern Energy Co.*	50,300	1,606,582

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Statoil ASA (Norway)	5,217	$133,896
Total SA (France)	7,887	403,205
Valero Energy Corp.	97,100	2,043,955

		217,614,679

Paper & Forest Products
Holmen AB (Sweden) (Class B Stock)	397	11,405
OJI Paper Co. Ltd. (Japan)	5,000	25,659

		37,064

Personal Products — 0.3%
Avon Products, Inc.	339,700	5,934,559
Herbalife Ltd.	36,200	1,870,454

		7,805,013

Pharmaceuticals — 3.6%
Abbott Laboratories	403,300	22,677,559
AstraZeneca PLC (United Kingdom)	7,123	329,093
Bayer AG (Germany)	2,257	144,303
Bristol-Myers Squibb Co.(a)	103,300	3,640,292
Eli Lilly & Co.	223,800	9,301,128
GlaxoSmithKline PLC (United Kingdom)	21,453	490,249
Hospira, Inc.*	18,600	564,882
Johnson & Johnson	290,198	19,031,185
Merck & Co., Inc.	644,600	24,301,420
Mylan, Inc.*	51,700	1,109,482
Novartis AG (Switzerland)	6,572	375,723
Novo Nordisk A/S (Denmark) (Class B Stock)	1,864	214,204
Orion OYJ (Finland) (Class B Stock)	1,742	33,931
Par Pharmaceutical Cos., Inc.*	45,900	1,502,307
Pfizer, Inc.	1,002,997	21,704,855
Roche Holding AG (Switzerland)	1,889	320,163
Sanofi (France)	5,254	385,899
Shire PLC (United Kingdom)	853	29,713
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)*	100	7,717
Takeda Pharmaceutical Co. Ltd. (Japan)	1,600	70,261
Teva Pharmaceutical Industries Ltd. (Israel)	1,101	44,317
Warner Chilcott PLC (Class A Stock)*	112,500	1,702,125
Watson Pharmaceuticals, Inc.*	15,300	923,202

		108,904,010

Professional Services — 0.1%
Manpower, Inc.	50,600	1,808,950

Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	499,800	7,976,808
Ashford Hospitality Trust, Inc.	29,400	235,200
Chimera Investment Corp.(a)	375,600	942,756
CommonWealth REIT	111,000	1,847,040
Corporate Office Properties Trust	14,200	301,892
First Industrial Realty Trust, Inc.*	33,600	343,728
GPT Group (Australia)	14,547	45,678
Hospitality Properties Trust	187,800	4,315,644

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Invesco Mortgage Capital, Inc.	53,200	$747,460
Link REIT (The) (Hong Kong)	42,000	154,662
Mack-Cali Realty Corp.	16,800	448,392
MFA Financial, Inc.	78,100	524,832
Redwood Trust, Inc.	24,900	253,482
Simon Property Group, Inc.	2,000	257,880
Stockland (Australia)	26,528	86,554
Unibail-Rodamco SE (France)	401	72,088
Westfield Group (Australia)	4,010	32,032
Winthrop Realty Trust	31,300	318,321

		18,904,449

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	1,000	11,897
Daito Trust Construction Co. Ltd. (Japan)	2,000	171,495
Daiwa House Industry Co. Ltd. (Japan)	14,000	166,974
Immofinanz AG (Austria)	7,734	23,223
Jones Lang LaSalle, Inc.(a)	44,700	2,738,322
Kerry Properties Ltd. (Hong Kong)	13,500	44,672
Sun Hung Kai Properties Ltd. (Hong Kong)	4,000	50,138
Tokyu Land Corp. (Japan)	25,000	94,517

		3,301,238

Road & Rail — 1.1%
Asciano Ltd. (Australia)	21,370	98,358
Central Japan Railway Co. (Japan)	18	152,007
CSX Corp.	455,000	9,582,300
East Japan Railway Co. (Japan)	2,800	178,251
Norfolk Southern Corp.	144,200	10,506,412
Union Pacific Corp.	110,300	11,685,182
West Japan Railway Co. (Japan)	300	13,038

		32,215,548

Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	414,300	4,437,153
ARM Holdings PLC (United Kingdom)	3,580	32,913
ASM Pacific Technology Ltd. (Hong Kong)	6,200	69,571
Intel Corp.	1,205,600	29,235,800

		33,775,437

Software — 2.7%
Activision Blizzard, Inc.(a)	82,900	1,021,328
BMC Software, Inc.*	89,000	2,917,420
CA, Inc.	174,000	3,517,410
FactSet Research Systems, Inc.	4,600	401,488
Intuit, Inc.	123,200	6,479,088
Konami Corp. (Japan)	500	14,973
Microsoft Corp.	1,519,700	39,451,412
Oracle Corp.	859,300	22,041,045
SAP AG (Germany)	4,011	212,062
Symantec Corp.*	326,000	5,101,900

		81,158,126

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail — 1.5%
ANN, Inc.*	15,100	$374,178
Ascena Retail Group, Inc.*(a)	82,900	2,463,788
Bed Bath & Beyond, Inc.*	38,500	2,231,845
Express, Inc.*	70,400	1,403,776
Finish Line, Inc. (The) (Class A Stock)	62,600	1,207,241
Guess?, Inc.	52,900	1,577,478
Hennes & Mauritz AB (Sweden) (Class B Stock)	977	31,417
Home Depot, Inc. (The)	283,950	11,937,258
Inditex SA (Spain)	1,190	97,461
Kingfisher PLC (United Kingdom)	14,618	56,913
Limited Brands, Inc.(a)	47,000	1,896,450
PetSmart, Inc.	34,100	1,748,989
Ross Stores, Inc.	116,400	5,532,492
TJX Cos., Inc.	186,300	12,025,665
USS Co. Ltd. (Japan)	700	63,297
Williams-Sonoma, Inc.	73,300	2,822,050
Yamada Denki Co. Ltd. (Japan)	1,190	81,013

		45,551,311

Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC (United Kingdom)	2,698	49,651
Christian Dior SA (France)	183	21,697
Cie Financiere Richemont SA (Switzerland)	1,096	55,436
Coach, Inc.	209,600	12,793,984
Crocs, Inc.*	87,100	1,286,467
LVMH Moet Hennessy Louis Vuitton SA (France)	83	11,752
Swatch Group AG (The) (Bearer Shares) (Switzerland)	264	98,793
Swatch Group AG (The) (Registered Shares) (Switzerland)	1,111	74,043
True Religion Apparel, Inc.*	49,600	1,715,168

		16,106,991

Tobacco — 0.8%
British American Tobacco PLC (United Kingdom)	5,133	243,569
Imperial Tobacco Group PLC (United Kingdom)	5,142	194,446
Japan Tobacco, Inc. (Japan)	1	4,703
Lorillard, Inc.	74,200	8,458,800
Philip Morris International, Inc.	173,200	13,592,736
Reynolds American, Inc.	64,800	2,684,016
Swedish Match AB (Sweden)	1,767	62,725

		25,240,995

Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	11,000	111,758
Marubeni Corp. (Japan)	8,000	48,746
Mitsubishi Corp. (Japan)	4,100	82,831
Mitsui & Co. Ltd. (Japan)	5,100	79,313
Sumitomo Corp. (Japan)	10,600	143,500
Toyota Tsusho Corp. (Japan)	4,100	72,497
W.W. Grainger, Inc.	16,400	3,069,916

		3,608,561

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Transportation Infrastructure
Atlantia SpA (Italy)	567	$9,078
Kamigumi Co. Ltd. (Japan)	2,000	17,253
Transurban Group (Australia)(b)	9,401	54,038

		80,369

Water Utilities — 0.2%
American Water Works Co., Inc.	162,400	5,174,064

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	2	12,862
MetroPCS Communications, Inc.*	284,900	2,472,932
Millicom International Cellular SA (Luxembourg)	219	21,941
Mobistar SA (Belgium)	112	5,869
Softbank Corp. (Japan)	6,200	182,609
StarHub Ltd. (Singapore)	3,000	6,731
Vodafone Group PLC (United Kingdom)	131,333	364,882

		3,067,826

TOTAL COMMON STOCKS (cost $1,734,201,909)		1,967,689,117

EXCHANGE TRADED FUND	Shares	Value (Note 2)

iShares MSCI EAFE Index Fund (cost $534,053)	10,700	$529,971

PREFERRED STOCKS — 0.1%
Automobiles
Porsche Automobil Holding SE (Germany)	1,769	94,672
Volkswagen AG (Germany)	961	143,966

		238,638

Banking — 0.1%
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(c)	22,000	573,320
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(c)	28,000	725,200

		1,298,520

Household Products
Henkel AG & Co. KGaA (Germany)	620	35,781

Multi-Utilities
RWE AG (Germany)	1,313	43,223

TOTAL PREFERRED STOCKS (cost $1,618,614)		1,616,162

ASSET-BACKED SECURITIES — 1.0%	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#

Non-Residential Mortgage-Backed Securities — 0.8%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(c)	Aaa	0.672%	10/27/18	$1,000	952,556
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(c)	Aaa	2.066%	05/17/21	500	493,465
BA Credit Card Trust, Ser. 2006-C5, Class C5(c)	A3	0.678%	01/15/16	3,209	3,164,563
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200	5,418,881
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.756%	05/25/17	1,908	1,840,350
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.682%	08/03/19	454	436,765
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.685%	02/20/15	1,350	1,337,905
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(c)	Aaa	0.772%	07/27/16	49	48,670
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(c)	Aaa	0.666%	07/22/20	1,225	1,147,303
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	415	414,944
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,655	1,669,049
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(c)	Aaa	0.663%	12/15/17	1,139	1,113,532
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(c)	Aaa	0.763%	07/15/16	92	90,879
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(c)	Aaa	0.646%	10/19/20	1,161	1,102,800
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(c)	Aaa	0.736%	10/22/16	574	550,682
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(c)	Aaa	0.787%	06/01/17	500	475,000
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(c)	Aaa	0.872%	02/15/16	165	165,026
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(c)	Aaa	0.796%	03/15/18	593	568,382
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	179	183,241
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(c)	Aaa	0.679%	11/01/18	2,500	2,373,953

					23,547,946

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	B2	1.944%	03/25/33	$423	$250,565
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	318	261,216
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	670	530,924
GSAMP Trust, Ser. 2004-HE2, Class A3C(c)	Aaa	0.874%	09/25/34	674	512,720
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.775%	01/20/35	311	269,660
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	B1	0.824%	06/25/34	1,074	764,149
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(c)	Ba2	1.494%	05/25/33	650	491,766
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(c)	B3	1.239%	06/25/34	1,232	884,813
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Baa2	1.344%	12/27/33	1,193	944,600
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	Caa3	1.194%	07/25/32	720	507,558
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(c)	B(d)	2.619%	04/25/32	261	112,280
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	B2	1.569%	09/25/32	696	536,320
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(c)	Ba3	1.059%	02/25/34	1,128	826,832
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(c)	Ca	0.544%	05/25/36	1,100	356,784

					7,250,187

TOTAL ASSET-BACKED SECURITIES (cost $32,987,959)					30,798,133

BANK LOANS — 0.2%
Cable
Insight Midwest Holdings LLC(c)	Ba3	1.270%	10/06/13	678	669,448

Foods
Del Monte Foods Co.(c).	Ba3	4.500%	03/08/18	1,139	1,079,463

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.(c)	Ba3	3.688%	05/01/18	370	348,567
HCA, Inc.(c)	Ba3	3.829%	03/31/17	886	839,351

					1,187,918

Technology — 0.1%
First Data Corp.(c)	B1	3.044%	09/24/14	126	113,668
First Data Corp.(c)	B1	3.044%	09/24/14	101	90,934
First Data Corp.(c)	B1	4.294%	03/26/18	2,134	1,783,606
Flextronics International Ltd. (Singapore)(c)	Ba1	2.520%	10/01/14	539	526,478
Flextronics International Ltd. (Singapore)(c)	Ba1	2.546%	10/01/14	155	152,157

					2,666,843

TOTAL BANK LOANS (cost $6,075,372)					5,603,672

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,116	2,219,893
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	B2	2.875%	02/25/35	674	551,436
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Caa1	2.835%	03/25/35	529	408,170
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	2.760%	02/25/37	1,614	1,463,746
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	678	690,126
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	2.782%	07/25/35	1,060	932,747
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	223	228,327
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	Baa1	2.480%	02/25/34	553	493,000
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(d)	5.000%	03/25/20	291	258,703

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,451,028)					7,246,148

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	$2,800	$2,891,902
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,762,127
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.622%	06/10/49	3,891	3,929,691
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(d)	5.620%	02/10/51	1,920	2,021,096
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	4,113,704
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(c)	AAA(d)	5.606%	04/10/49	1,500	1,635,413
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(c)	AAA(d)	5.405%	12/11/40	2,000	2,201,552
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(c)	Aaa	5.344%	01/15/46	1,200	1,297,442
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	AA-(d)	5.440%	09/15/30	714	742,481
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(c)	AAA(d)	5.751%	06/10/46	5,450	6,018,151
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	578	579,547
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	631	642,498
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	100	100,486
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,000,189
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(d)	5.419%	02/15/39	2,700	2,988,060
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	513	523,022
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(d)	5.816%	05/15/46	2,200	2,327,283
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(c)	Aaa	5.309%	11/10/45	2,585	2,854,902
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(c)	AAA(d)	5.330%	03/10/44	2,060	2,261,705
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,720	2,943,021
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	992	1,002,959
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	8,050	8,618,998
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,107	3,124,200
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(c)	AAA(d)	5.587%	04/10/38	5,817	6,178,076
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(c)	Aaa	5.778%	08/10/45	2,100	2,134,316
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	2,199	2,286,675
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	543	547,002
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,035,081
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	3,785	3,937,825
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(c)	Aa2	4.999%	10/15/42	1,270	1,336,069
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,629	3,880,701
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(c)	Aaa	0.051%	04/15/43	92,527	112,605
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(c)	Aaa	5.875%	04/15/45	563	579,019
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,034	2,073,402
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(d)	4.826%	08/15/29	3,608	3,669,084

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(c)	AA(d)	5.263%	11/15/40	$1,510	$1,594,857
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.084%	02/15/31	3,093	3,125,169
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	55	54,773
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(c)	Aaa	5.661%	03/15/39	2,676	2,941,531
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,107,512
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	147	149,065
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	5.906%	06/12/46	1,795	2,003,523
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	4,955	4,969,322
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(c)	Aaa	5.417%	03/12/44	1,500	1,642,807
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(d)	5.728%	10/15/42	2,600	2,870,876
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(d)	5.332%	12/15/43	4,720	5,275,785
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,281,535
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,819,622
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(d)	5.638%	06/11/42	1,105	1,168,606
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	5,000	5,447,035
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.737%	05/15/43	1,000	1,106,749
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	2,300	2,425,056

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $121,317,986)					129,334,107

CORPORATE BONDS — 8.9%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	508,846

Airlines — 0.2%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	236	240,531
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	732	779,812
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-A, Class A(a)	Baa2	4.750%	01/12/21	855	867,825
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	393	410,484
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	1,485	1,499,850
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A(a)	Baa2	4.950%	05/23/19	729	738,327
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,013,063

					5,549,892

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	539,790
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	274,130

					813,920

Banking — 2.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,488,777
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	2,030	2,039,947
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,760	1,927,200
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(c)	Ba3	8.000%	12/29/49	2,200	1,969,968
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	595	574,167
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%	05/13/21	630	573,826
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17	1,060	1,035,226
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	870	805,550
Bank of America Corp., Sub. Notes	Baa2	5.750%	08/15/16	1,775	1,648,499

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	$930	$838,777
Bank of America NA, Sub. Notes	A3	6.000%	10/15/36	410	341,011
Bank of Montreal (Canada), Covered Notes, 144A	Aaa	1.300%	10/31/14	3,500	3,493,994
Bank of Nova Scotia (Canada), Covered Notes, 144A	Aaa	1.250%	11/07/14	3,285	3,271,121
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	553,825
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	368,686
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,377,512
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	21,096
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,487,187
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	620	643,250
Capital One Capital VI, Ltd. Gtd. Notes(a)	Baa3	8.875%	05/15/40	1,080	1,120,922
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	3.953%	06/15/16	1,010	1,006,519
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.500%	01/14/22	1,660	1,596,958
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.750%	05/19/15	2,265	2,293,899
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	5.375%	08/09/20	920	946,009
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	215	236,202
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	710	869,276
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	449,327
Citigroup, Inc., Sub. Notes(a)	Baa1	5.625%	08/27/12	2,800	2,842,288
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	493,056
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.500%	05/22/19	1,895	2,230,578
Countrywide Financial Corp., Gtd. Notes, MTN(a)(e)	Baa1	5.800%	06/07/12	1,190	1,192,504
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	986,519
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	596,373
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,026,166
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	270	264,878
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%	02/07/16	2,000	1,932,446
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	2,055	2,004,735
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	610,187
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.000%	06/15/20	1,000	1,024,362
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,166,904
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,457,248
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	96,773
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa2	4.875%	01/14/22	1,910	2,018,666
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa2	5.100%	04/05/21	1,025	1,089,158
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	170	192,666
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(c)	Baa1	7.900%	04/29/49	2,000	2,129,380
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	3,210	3,225,023
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.250%	10/15/20	2,930	2,950,577
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,509,375
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A1	5.800%	01/13/20	1,870	1,775,337
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes.(a)	A1	6.375%	01/21/21	1,400	1,402,989
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(a)	Baa1	6.400%	08/28/17	35	33,891
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.300%	03/01/13	265	268,244
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.500%	07/28/21	760	702,723
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,400	1,305,928
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,310,402
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	510	485,895
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	105	103,682
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17	2,345	2,257,682
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	Ba1	6.346%	07/25/49	800	812,513
National Bank of Canada (Canada), Covered Notes, 144A	Aaa	2.200%	10/19/16	1,240	1,250,266
PNC Funding Corp., Gtd. Notes.	A3	2.700%	09/19/16	1,110	1,129,952
PNC Funding Corp., Gtd. Notes.	A3	6.700%	06/10/19	440	536,818
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A3	6.400%	10/21/19	1,775	1,661,734
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.625%	09/14/16	3,000	2,960,511

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	$775	$787,369
Wells Fargo Bank NA, Sub. Notes, Ser. AI	A1	4.750%	02/09/15	585	610,324

					84,414,853

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	5.250%	02/06/12	1,715	439,469
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	700	185,500

					624,969

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	363,349
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	2,130	2,172,600
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	684,817
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	187,898
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	542,423
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	769,746
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	948,450
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	171,744
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	386,281

					6,227,308

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(g)	Baa1	5.800%	10/15/12	460	475,896
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(e)(g)	Baa1	6.375%	10/15/17	1,302	1,504,530
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(e)(g)	Baa1	7.000%	10/15/37	380	457,168
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	229,552
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	215	244,635
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	1,260	1,335,293

					4,247,074

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,035,473
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	432	649,340
Ecolab, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.500%	12/08/41	345	382,309
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	762,335
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	150	173,722
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	542,907

					4,546,086

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,932,382
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,350	1,474,875
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	620	644,056

					4,051,313

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	205,366
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	694,709
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	601,524
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	776,714
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	804,577
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	268,230
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	341,967
Duke Energy Carolinas LLC, First Mtge. Bonds(a)	A1	6.050%	04/15/38	550	720,022
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	791,193

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	$1,295	$1,543,154
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A3	6.000%	10/07/39	1,280	1,030,203
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	167,009
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,736,351
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	377,296
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	587,371
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	145	154,174
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	501,377
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	354,512
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	62	62,652
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,260	1,511,843
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	682,150
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	680,402
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(a)	Baa1	6.375%	01/15/15	345	394,225
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	110	140,908
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	163,650
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	686,003
Xcel Energy, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.800%	09/15/41	480	523,071
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	225,711

					16,726,364

Energy – Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	589,233
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,115,467

					1,704,700

Energy – Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,195	1,385,165
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	325	370,533
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.950%	06/15/19	250	298,455
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,361,676
Nabors Industries, Inc., Gtd. Notes, 144A	Baa2	4.625%	09/15/21	1,070	1,086,804
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,696,464
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.350%	12/15/41	170	188,841
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	841,734
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,378,617

					9,608,289

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,285	1,991,160
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	250	394,143
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	850	871,250
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	794,930
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,090,807
Bunge Ltd. Finance Corp., Gtd. Notes(a)	Baa2	8.500%	06/15/19	985	1,198,981
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(e)(g)	A2	6.000%	11/27/17	670	789,850
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	564,155
J.M. Smucker Co. (The), Gtd. Notes	A3	3.500%	10/15/21	490	501,294
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	45,750
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	12/01/21	570	583,886
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	1,321	1,535,662
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	735	806,663

					11,168,531

Gaming
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	1,260	1,496,250

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Healthcare & Pharmaceutical — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	$1,910	$1,980,066
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	2,460	2,489,825
Genentech, Inc., Sr. Unsec’d. Notes	AA-(d)	4.750%	07/15/15	280	312,324
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	565	625,547
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	645,683
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	206,726
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	523,342
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	78,395

					6,861,908

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,915,664
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	639,572
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	687,715
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	718,704
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,290	1,412,287
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	730	897,501
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	195	229,357
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	534,171
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	539,208
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	939,626

					8,513,805

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	525,947
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	579,206
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,064,738
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,047,916
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	2,655	2,685,147
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,058,944
Chubb Corp. (The), Jr. Sub. Notes(c)	A3	6.375%	03/29/67	1,300	1,283,750
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	903,198
Lincoln National Corp., Jr. Sub. Notes(c)	Ba1	6.050%	04/20/67	260	216,450
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	506,981
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	797,029
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	735,897
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	931,981
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	472,837
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	6.750%	06/01/16	430	495,376
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	842,784
Northwestern Mutual Life Insurance, Notes, 144A(a)	Aa2	6.063%	03/30/40	370	444,160
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,170,217
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	739,491
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,325,011
Progressive Corp. (The), Jr. Sub. Notes(c)	A2	6.700%	06/15/37	735	742,350
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,860,933
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	350	360,385
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	588,797
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	484,410
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	89,889

					21,953,824

Lodging — 0.2%
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	763,125
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,698,463
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.750%	05/15/18	2,800	3,164,000

					5,625,588

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Media & Entertainment — 0.3%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	$2,500	$2,512,500
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	690,769
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	677,730
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41	1,315	1,515,657
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	104,037
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	946,599
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	247,360
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%	03/29/41	1,465	1,756,463
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	232,359
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	430	533,626

					9,217,100

Metals — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,030	1,017,189
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	1,041,931
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%	11/15/18	1,525	1,555,500
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(d)	4.500%	05/15/13	115	119,796
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	136,538
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	1,085	1,129,756
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes(a)	Baa2	6.875%	11/10/39	815	933,501
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,185	1,191,052

					7,125,263

Non-Captive Finance — 0.4%
CIT Group, Inc., Sec’d. Notes, 144A(a)	B2	7.000%	05/04/15	350	350,438
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.650%	10/17/21	1,272	1,327,544
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38	1,060	1,123,162
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	920	1,056,738
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)(h)	Aa2	6.875%	01/10/39	1,625	1,946,802
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	375	347,828
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	1,850	1,840,750
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	554,313
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,050	1,060,500
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	1,070	1,102,100

					10,710,175

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	6.875%	07/15/33	515	450,625

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(e)(g)	Baa3	5.400%	11/01/20	290	321,218
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	6.000%	11/15/41	885	960,767
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	833,802
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,840	1,950,400

					4,066,187

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	675	661,227
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	270,446
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	387,680
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	171,480
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	94,251
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,617,218
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	235	246,366

					5,448,668

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	854,463
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	859,822

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Railroads (continued)
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	$525	$606,454
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	25,474

					2,346,213

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	363,300
HCP, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.700%	02/01/14	750	748,910
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	911,597
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	440,476
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	689,784
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	79,943
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	690	704,788
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,800	3,214,414

					7,153,212

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	626,695
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	385	473,120
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	390	392,674
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,059,098
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	4.000%	10/15/21	260	271,033
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.625%	04/15/41	720	930,529

					4,753,149

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	400,515
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	340	346,186
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	600	605,070
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,696,875
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,866,869

					5,915,515

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	701,485
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	9,888
AT&T Mobility LLC, Sr. Unsec’d. Notes	A-(d)	7.125%	12/15/31	405	524,132
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.550%	08/15/41	1,070	1,259,836
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,720	2,187,907
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	400	563,720
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(e)(g)	Baa3	7.082%	06/01/16	325	352,282
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06-04/10/07)(e)(g)	Baa3	7.995%	06/01/36	1,600	1,657,901
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	307,387
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	445	417,013
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,030	850,726
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	390	385,425
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	204,765
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	276,119
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	6.100%	04/15/18	3,165	3,802,320
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	1,000	1,070,000

					14,570,906

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,101,038
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,634,677
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	212,937

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

CORPORATE BONDS (continued)	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Tobacco (continued)
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	$790	$1,229,335
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	470,340
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	387,139
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	371,190

					5,406,656

TOTAL CORPORATE BONDS (cost $257,958,889)					271,807,189

MORTGAGE-BACKED SECURITIES — 10.4%
Federal Home Loan Mortgage Corp.(c)		2.386%	06/01/36	1,021	1,066,690
Federal Home Loan Mortgage Corp.		3.000%	TBA 15 YR	2,500	2,580,469
Federal Home Loan Mortgage Corp.		3.500%	TBA 15 YR	1,000	1,042,344
Federal Home Loan Mortgage Corp.		4.000%	06/01/26-12/01/40	7,833	8,257,566
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	3,000	3,146,250
Federal Home Loan Mortgage Corp.		4.500%	02/01/19-10/01/41	31,978	33,918,768
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	2,000	2,119,062
Federal Home Loan Mortgage Corp.		5.000%	07/01/18-05/01/34	4,807	5,197,561
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	11,000	11,819,843
Federal Home Loan Mortgage Corp.(c)		5.227%	12/01/35	1,231	1,311,659
Federal Home Loan Mortgage Corp.		5.500%	12/01/33-05/01/38	5,832	6,353,906
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	12,000	13,020,000
Federal Home Loan Mortgage Corp.		6.000%	03/01/32-12/01/33	1,427	1,591,577
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	5,500	6,039,688
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	81	84,167
Federal Home Loan Mortgage Corp.		7.000%	01/01/31-10/01/32	692	795,704
Federal National Mortgage Association(c)		2.016%	07/01/33	507	530,434
Federal National Mortgage Association		3.000%	TBA 15 YR	3,000	3,097,969
Federal National Mortgage Association		3.000%	TBA 15 YR	500	514,766
Federal National Mortgage Association		3.500%	06/01/39	2,352	2,421,518
Federal National Mortgage Association		3.500%	TBA 15 YR	8,000	8,365,000
Federal National Mortgage Association		4.000%	TBA 30 YR	5,000	5,252,344
Federal National Mortgage Association		4.000%	TBA 30 YR	4,500	4,715,156
Federal National Mortgage Association		4.500%	11/01/18-03/01/41	25,602	27,425,561
Federal National Mortgage Association		5.000%	10/01/18-02/01/36	15,142	16,378,122
Federal National Mortgage Association		5.000%	TBA 30 YR	4,500	4,851,562
Federal National Mortgage Association		5.500%	03/01/16-08/01/37	20,732	22,699,491
Federal National Mortgage Association(c)		5.581%	06/01/37	394	420,607
Federal National Mortgage Association		6.000%	04/01/13-05/01/38	16,612	18,421,389
Federal National Mortgage Association		6.000%	TBA 30 YR	2,000	2,202,188
Federal National Mortgage Association		6.500%	07/01/17-09/01/37	6,396	7,209,387
Federal National Mortgage Association		7.000%	02/01/32-07/01/32	440	512,070
Federal National Mortgage Association		7.500%	06/01/12-05/01/32	139	166,305
Government National Mortgage Association		3.500%	TBA 30 YR	5,500	5,724,297
Government National Mortgage Association		4.000%	05/20/41	1,904	2,039,756
Government National Mortgage Association		4.000%	TBA 30 YR	22,000	23,598,436
Government National Mortgage Association		4.000%	TBA 30 YR	4,500	4,812,890
Government National Mortgage Association		4.500%	01/20/41	3,743	4,090,126
Government National Mortgage Association		4.500%	TBA 30 YR	19,500	21,191,014
Government National Mortgage Association		4.500%	TBA 30 YR	2,000	2,179,062
Government National Mortgage Association		5.000%	TBA 30 YR	7,000	7,739,374
Government National Mortgage Association		5.000%	TBA 30 YR	5,500	6,092,970
Government National Mortgage Association		5.500%	11/15/32-02/15/36	6,293	7,108,821
Government National Mortgage Association		6.000%	02/15/33-10/15/34	2,731	3,107,965
Government National Mortgage Association		6.500%	10/15/23-07/15/35	2,877	3,306,642
Government National Mortgage Association		8.000%	01/15/24-04/15/25	79	92,858

TOTAL MORTGAGE-BACKED SECURITIES (cost $303,254,736)					314,613,334

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

MUNICIPAL BONDS — 0.4%	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	$1,325	$1,721,692
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	1,259,618
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,199,720
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,526,109
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,329,377
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	521,862
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	339,075
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	544,480
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	625,251
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	883,605
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,270	1,513,142
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	475	568,428
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	299,821
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	215	265,961
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	389,990

TOTAL MUNICIPAL BONDS (cost $10,685,018)					12,988,131

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd., 144A	Aaa	2.700%	11/25/14	7,435	7,724,772
Export Development Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.250%	10/26/16	1,830	1,850,741
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	515	496,988
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%	06/29/20	400	418,821
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,078,720
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	880	878,882
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	439,250
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,187,262

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $14,656,348)					15,075,436

NON-CORPORATE SOVEREIGN
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.250%	01/20/20	315	345,713
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	6.400%	01/20/40	215	252,625

TOTAL NON-CORPORATE SOVEREIGN (cost $565,133)					598,338

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,400,876
Federal Home Loan Mortgage Corp.(a)		5.125%	11/17/17	630	758,578
Federal National Mortgage Association(a)		1.375%	11/15/16	1,970	1,987,399
Resolution Funding Corp. Interest Strip, Bonds(i)		1.620%	04/15/18	2,615	2,369,530
Western Corporate Federal Credit Union, Gtd. Notes.		1.750%	11/02/12	2,610	2,642,690

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,515,166)					9,159,073

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bonds		3.125%	11/15/41	505	529,066
U.S. Treasury Bonds(a)		3.750%	08/15/41	1,920	2,258,100
U.S. Treasury Bonds(j)		4.250%	11/15/40	570	726,928
U.S. Treasury Bonds		4.375%	05/15/40	1,260	1,636,818
U.S. Treasury Bonds		4.375%	05/15/41	3,320	4,325,857

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

U.S. GOVERNMENT TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Bonds	4.750%	02/15/41	$10,465	$14,422,078
U.S. Treasury Bonds	6.500%	11/15/26	1,670	2,533,704
U.S. Treasury Inflation Indexed Bonds	1.375%	01/15/20	5,822	6,629,323
U.S. Treasury Notes	0.125%	08/31/13	610	608,928
U.S. Treasury Notes(a)	0.250%	12/15/14	4,930	4,913,825
U.S. Treasury Notes	1.875%	09/30/17	6,760	7,067,898
U.S. Treasury Notes	1.875%	10/31/17	6,975	7,292,690
U.S. Treasury Notes(a)	2.000%	11/15/21	5,345	5,405,965
U.S. Treasury Notes	2.250%	11/30/17	11,795	12,583,791
U.S. Treasury Notes	2.750%	02/15/19	7,385	8,088,303
U.S. Treasury Notes	3.000%	09/30/16	6,525	7,193,304
U.S. Treasury Notes	3.250%	12/31/16	4,730	5,281,338
U.S. Treasury Notes	3.250%	03/31/17	7,685	8,604,802
U.S. Treasury Notes	3.500%	02/15/18	6,500	7,410,507
U.S. Treasury Notes	4.250%	11/15/17	7,015	8,285,922
U.S. Treasury Notes	4.625%	11/15/16	7,655	9,040,080
U.S. Treasury Notes	4.750%	08/15/17	2,525	3,040,257
U.S. Treasury Strips Coupon(k)	1.570%	08/15/19	7,740	6,870,024
U.S. Treasury Strips Coupon(k)	2.480%	05/15/24	18,495	13,640,617
U.S. Treasury Strips Coupon(k)	2.510%	08/15/24	6,520	4,756,614
U.S. Treasury Strips Coupon(k)	2.520%	11/15/24	4,590	3,317,611
U.S. Treasury Strips Coupon(k)	2.550%	02/15/25	4,500	3,219,574
U.S. Treasury Strips Coupon(k)	2.610%	08/15/25	1,055	739,850
U.S. Treasury Strips Coupon(k)	2.740%	11/15/23	10,490	7,889,644
U.S. Treasury Strips Coupon(k)	2.780%	02/15/24	10,000	7,448,860
U.S. Treasury Strips Coupon(k)	3.040%	05/15/25	5,000	3,539,575
U.S. Treasury Strips Coupon(k)	3.380%	05/15/27	2,280	1,493,747
U.S. Treasury Strips Coupon(k)	3.450%	11/15/27	9,450	6,073,713
U.S. Treasury Strips Coupon(k)	4.130%	08/15/33	10,730	5,628,175
U.S. Treasury Strips Principal(i)	0.390%	11/15/14	7,500	7,416,405

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $186,201,487)				199,913,893

TOTAL LONG-TERM INVESTMENTS (cost $2,687,023,698)				2,966,972,704

SHORT-TERM INVESTMENTS — 10.6%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill(l) (cost $1,599,801)	0.025%	06/28/12	1,600	1,599,528

			Shares
AFFILIATED MUTUAL FUNDS — 10.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $144,213,940)(m)			14,599,845	129,354,630
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $190,849,047; includes $121,894,849 of cash collateral received for securities on loan)(m)(n)			190,849,047	190,849,047

TOTAL AFFILIATED MUTUAL FUNDS (cost $335,062,987)				320,203,677

TOTAL SHORT-TERM INVESTMENTS (cost $336,662,788)				321,803,205

TOTAL INVESTMENTS — 108.3% (cost $3,023,686,486)				3,288,775,909
LIABILITIES IN EXCESS OF OTHER ASSETS(o) — (8.3)%				(251,974,519)

NET ASSETS — 100.0%				$3,036,801,390

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of December 31, 2011. Ratings of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,082,965; cash collateral of $121,894,849 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2011.

(d)	Standard & Poor’s Rating.

(e)	Indicates a security that has been deemed illiquid.

(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(g)	Indicates a restricted security; the aggregate original cost of such securities is $5,084,852. The aggregate value of $5,558,845 is approximately 0.2% of net assets.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(i)	Represents zero coupon bond. Rate shown reflects the effective yield at December 31, 2011.

(j)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Rate shown reflects the effective yield at December 31, 2011.

(l)	Rate quoted represents yield-to-maturity as of purchase date.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Long Positions:
304	2 Year U.S. Treasury Notes	Mar. 2012	$67,056,311	$67,046,250	$(10,061)
205	5 Year U.S. Treasury Notes	Mar. 2012	25,173,100	25,267,851	94,751
1	U.S. Ultra Bond	Mar. 2012	160,157	160,187	30
269	S&P 500 E-mini	Mar. 2012	16,532,659	16,847,470	314,811

					399,531

Short Positions:
116	10 Year U.S. Treasury Notes	Mar. 2012	15,172,201	15,210,500	(38,299)
262	U.S. Long Bond	Mar. 2012	37,578,489	37,940,875	(362,386)

					(400,685)

					$(1,154)

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Interest rate swap agreements outstanding at December 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-Counter Swap Agreements:
Morgan Stanley Capital Services	11/01/14	$3,285	0.784%	3 month LIBOR(2)	$(556)	$—	$(556)
Barclays Bank PLC	05/31/16	6,455	1.175%	3 month LIBOR(1)	13,112	—	13,112
Barclays Bank PLC	05/31/16	6,455	1.180%	3 month LIBOR(1)	14,267	—	14,267
Barclays Bank PLC	05/31/16	1,605	1.220%	3 month LIBOR(1)	6,197	—	6,197
Deutsche Bank AG	09/14/16	3,300	1.206%	3 month LIBOR(2)	(18,061)	—	(18,061)
Citibank, NA	07/20/21	6,335	3.035%	3 month LIBOR(1)	671,380	—	671,380
Citibank, NA	11/23/21	5,570	2.148%	3 month LIBOR(2)	(73,191)	—	(73,191)

					$613,148	$—	$613,148

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at December 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-Counter Credit Default Swaps—Buy Protection(1):
JPMorgan Chase Bank	06/20/14	$1,150	0.650%	Bunge Ltd. Finance Corp.	$21,321	$—	$21,321
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc.	(21,836)	(6,671)	(15,165)
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc.	(5,459)	(1,720)	(3,739)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc.	(11,444)	23,182	(34,626)
Morgan Stanley Capital Services, Inc.	06/20/18	1,700	1.000%	Newell Rubbermaid, Inc.	52,330	—	52,330
Morgan Stanley Capital Services, Inc.	06/20/18	2,800	0.970%	Simon Property Group L.P.	81,118	—	81,118
Deutsche Bank AG	06/20/18	2,200	1.150%	Spectra Energy Capital LLC	48,011	—	48,011
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.130%	Spectra Energy Capital LLC	11,508	—	11,508
Deutsche Bank AG	03/20/14	1,645	7.050%	Starwood Hotels & Resorts Worldwide	(215,434)	—	(215,434)
Merrill Lynch Capital Services, Inc.	06/20/18	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc.	70,865	—	70,865

					$30,980	$14,791	$16,189

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,967,689,117	$—	$—
Exchange Traded Fund	529,971
Preferred Stocks	1,616,162	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	23,072,946	475,000
Residential Mortgage-Backed Securities	—	7,250,187	—
Bank Loans	—	5,603,672	—
Collateralized Mortgage Obligations	—	7,246,148	—
Commercial Mortgage-Backed Securities	—	129,334,107	—
Corporate Bonds	—	271,807,189	—
Mortgage-Backed Securities	—	314,613,334	—
Municipal Bonds	—	12,988,131	—
Non-Corporate Foreign Agencies	—	15,075,436	—
Non-Corporate Sovereign	—	598,338	—
U.S. Government Agency Obligations	—	9,159,073	—
U.S. Government Treasury Obligations	—	201,513,421	—
Affiliated Mutual Funds	320,203,677	—	—
Other Financial Instruments*
Futures Contracts	(1,154)	—	—
Interest Rate Swap Agreements	—	613,148	—
Credit Default Swap Agreements	—	16,189	—

Total	$2,290,037,773	$998,891,319	$475,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 was as follows:

Affiliated Mutual Funds (including 4.0% of collateral received for securities on loan)	10.5%
Mortgage-Backed Securities	10.4
Oil, Gas & Consumable Fuels	7.2
U.S. Government Treasury Obligations	6.7
Commercial Mortgage-Backed Securities	4.3
Pharmaceuticals	3.6
Computers & Peripherals	3.2
Banking	2.9
Software	2.7
Insurance	2.6
IT Services	2.5
Commercial Banks	2.3
Diversified Telecommunication Services	2.1
Food & Staples Retailing	1.9
Communications Equipment	1.8
Machinery	1.8
Media	1.8
Beverages	1.7
Diversified Financial Services	1.6
Healthcare Providers & Services	1.6
Aerospace & Defense	1.5
Specialty Retail	1.5
Capital Markets	1.4
Food Products	1.4
Healthcare Equipment & Supplies	1.3
Chemicals	1.2
Industrial Conglomerates	1.2

Biotechnology	1.1%
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	1.1
Energy Equipment & Services	1.0
Household Products	1.0
Metals & Mining	1.0
Tobacco	1.0
Electric Utilities	0.9
Internet Software & Services	0.9
Hotels, Restaurants & Leisure	0.8
Non-Residential Mortgage-Backed Securities	0.8
Real Estate Investment Trusts	0.8
Automobiles	0.6
Electric	0.6
Electrical Equipment	0.6
Multi-Utilities	0.6
Life Sciences Tools & Services	0.5
Non-Corporate Foreign Agencies	0.5
Telecommunications	0.5
Textiles, Apparel & Luxury Goods	0.5
Air Freight & Logistics	0.4
Electronic Equipment, Instruments & Components	0.4
Foods	0.4
Independent Power Producers & Energy Traders	0.4
Municipal Bonds	0.4
Non-Captive Finance	0.4
Consumer Finance	0.3
Distributors	0.3
Energy – Other	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

Healthcare & Pharmaceutical	0.3%
Healthcare Insurance	0.3
Household Durables	0.3
Media & Entertainment	0.3
Multiline Retail	0.3
Personal Products	0.3
Technology	0.3
U.S. Government Agency Obligations	0.3
Airlines	0.2
Auto Components	0.2
Cable	0.2
Collateralized Mortgage Obligations	0.2
Containers & Packaging	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Lodging	0.2
Metals	0.2
Office Electronics	0.2
Pipelines & Other	0.2

Residential Mortgage-Backed Securities	0.2%
Retailers	0.2
Water Utilities	0.2
Building Products	0.1
Capital Goods	0.1
Construction & Engineering	0.1
Consumer	0.1
Diversified Consumer Services	0.1
Energy – Integrated	0.1
Paper	0.1
Professional Services	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1

108.3
Liabilities in excess of other assets	(8.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premium paid for swap agreements	$23,182		Premium received for swap agreements	$8,391
Credit contracts	Unrealized appreciation on swap agreements	285,153		Unrealized depreciation on swap agreements	268,964
Interest rate contracts	Unrealized appreciation on swap agreements	704,956		Unrealized depreciation on swap agreements	91,808
Equity contracts	Due to broker — variation margin	314,811	*	—	—
Interest rate contracts	Due to broker — variation margin	94,781	*	Due to broker — variation margin	410,746	*

Total		$1,422,883			$779,909

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Rights	Total
Credit contracts	$—	$(58,151)	$—	$(58,151)
Equity contracts	6,526,248	—	9,676	6,535,924
Interest rate contracts	1,170,844	840,476	—	2,011,320

Total	$7,697,092	$782,325	$9,676	$8,489,093

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$405,233	$405,233
Equity contracts	(432,789)	—	(432,789)
Interest rate contracts	(2,341,562)	613,148	(1,728,414)

Total	$(2,774,351)	$1,018,381	$(1,755,970)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

For the year ended December 31, 2011, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$202,131,587	$86,517,452

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$27,719	$23,702

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investments, at value including securities on loan of $119,082,965:
Unaffiliated investments (cost $2,688,623,499)	$2,968,572,232
Affiliated investments (cost $335,062,987)	320,203,677
Cash	120,788
Foreign currency, at value (cost $93,163)	93,088
Receivable for investments sold	60,802,601
Dividends and interest receivable	9,374,757
Unrealized appreciation on swap agreements	990,109
Foreign tax reclaim receivable	25,606
Premium paid for swap agreements	23,182
Prepaid expenses	18,808
Receivable for Series shares sold	1,514

Total Assets	3,360,226,362

LIABILITIES
Payable for investments purchased	198,771,855
Collateral for securities on loan	121,894,849
Management fee payable	1,538,487
Payable for Series shares repurchased	372,874
Unrealized depreciation on swap agreements	360,772
Accrued expenses and other liabilities	342,491
Due to broker—variation margin	134,327
Premium received for swap agreements	8,391
Affiliated transfer agent fee payable	926

Total Liabilities	323,424,972

NET ASSETS	$3,036,801,390

Net assets were comprised of:
Paid-in capital	$2,925,314,753
Retained earnings	111,486,637

Net assets, December 31, 2011	$3,036,801,390

Net asset value and redemption price per share, $3,036,801,390 / 189,970,031 outstanding shares of beneficial interest	$15.99

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $115,211)	$42,076,259
Interest	36,812,500
Affiliated dividend income	2,231,464
Affiliated income from securities loaned, net	177,258

81,297,481

EXPENSES
Management fee	18,493,636
Custodian’s fees and expenses	410,000
Shareholders’ reports	290,000
Trustees’ fees	39,000
Insurance expenses	37,000
Audit fee	36,000
Legal fees and expenses	12,000
Transfer agent’s fee and expenses (including affiliated expense of $5,500) (Note 4)	12,000
Commitment fee on syndicated credit agreement	10,000
Miscellaneous	56,690

Total expenses	19,396,326

NET INVESTMENT INCOME	61,901,155

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions (including affiliated: $(2,057,740))	194,355,716
Futures transactions	7,697,092
Swap agreement transactions	782,325
Foreign currency transactions	27,065

202,862,198

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $51,883)	(133,376,770)
Futures	(2,774,351)
Swap agreements	1,018,381
Foreign currencies	(48,734)

(135,181,474)

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	67,680,724

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,581,879

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$61,901,155	$60,267,161
Net realized gain on investment, swap agreement and foreign currency transactions	202,862,198	164,747,735
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(135,181,474)	111,985,470

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	129,581,879	337,000,366

DISTRIBUTIONS	(60,257,696)	(65,760,146)

SERIES SHARE TRANSACTIONS:
Series shares sold [664,274 and 965,601 shares, respectively]	10,513,628	14,188,409
Series shares issued in reinvestment of distributions [3,811,366 and 4,680,438 shares, respectively]	60,257,696	65,760,146
Series shares repurchased [11,331,831 and 12,309,724 shares, respectively]	(180,636,555)	(179,839,115)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(109,865,231)	(99,890,560)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,541,048)	171,349,660
NET ASSETS:
Beginning of year	3,077,342,438	2,905,992,778

End of year	$3,036,801,390	$3,077,342,438

SEE NOTES TO FINANCIAL STATEMENTS.

A84

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 96.8%	Shares	Value (Note 2)

Australia — 2.4%
Bendigo and Adelaide Bank Ltd.	103,400	$849,231
BHP Billiton PLC	122,408	3,569,093
BlueScope Steel Ltd.	218,400	90,469
Caltex Australia Ltd.	34,900	420,138
Challenger Ltd.	204,700	864,685
Downer EDI Ltd.*	214,250	701,231
Goodman Fielder Ltd.	628,858	279,790
Metcash Ltd.	175,000	723,118
National Australia Bank Ltd.	62,400	1,490,896
OneSteel Ltd.	447,200	320,177
Pacific Brands Ltd.	460,600	259,105
Qantas Airways Ltd.*	419,500	626,433
Rio Tinto Ltd.	13,100	807,939
TABCORP Holdings Ltd.	99,800	278,666
Telstra Corp. Ltd.	282,900	963,534
Westpac Banking Corp.	55,600	1,137,352

		13,381,857

Austria — 0.3%
OMV AG	32,300	979,890
Voestalpine AG	14,500	406,672

		1,386,562

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	137,065
Delhaize Group SA	18,200	1,022,418

		1,159,483

Brazil — 0.6%
Petroleo Brasileiro SA	267,200	3,294,786

Canada — 0.8%
Brookfield Asset Management, Inc. (Class A Stock)	93,105	2,558,525
Canadian Pacific Railway Ltd.	24,400	1,651,148
Lululemon Athletica, Inc.*(a)	11,244	524,645

		4,734,318

China — 1.2%
Baidu, Inc., ADR*	39,408	4,589,850
Industrial & Commercial Bank of China (Class H Stock)	2,469,000	1,465,518
Youku, Inc., ADR*(a)	39,903	625,280

		6,680,648

Denmark — 0.7%
H Lundbeck A/S	49,400	928,943
Novo Nordisk A/S (Class B Stock)	26,751	3,074,132

		4,003,075

Finland — 0.2%
Nokia OYJ	83,800	409,103
Tieto OYJ	56,200	800,104

		1,209,207

France — 5.0%
Arkema SA	18,857	1,334,987
AXA SA	47,100	612,334
BNP Paribas SA	117,864	4,629,745
CIE de Saint-Gobain	40,591	1,558,444

COMMON STOCKS
(continued)	Shares	Value (Note 2)

France (continued)
CIE Generale des Etablissements Michelin (Class B Stock)	24,312	$1,437,197
CIE Generale d’Optique Essilor International SA	32,411	2,288,255
Ciments Francais SA	5,200	402,459
Credit Agricole SA	105,684	596,366
Dassault Systemes SA	26,596	2,131,742
France Telecom SA	31,800	499,441
Rallye SA	10,700	299,196
Renault SA	12,300	426,635
Sanofi	41,490	3,047,379
SCOR SE	22,000	514,230
Societe Generale	14,658	326,397
Thales SA	14,269	450,610
Total SA	43,500	2,223,840
Total SA, ADR(a)	52,400	2,678,164
Valeo SA	17,300	687,611
Vivendi SA	86,100	1,885,475

		28,030,507

Germany — 4.7%
Allianz SE	12,600	1,205,288
Aurubis AG	6,200	330,602
BASF SE	14,400	1,004,356
Bayer AG	80,535	5,149,070
Bayerische Motoren Werke AG	41,376	2,771,788
Brenntag AG	14,105	1,313,473
Daimler AG	16,000	702,414
Deutsche Bank AG	26,100	994,310
E.ON AG	26,300	567,425
Fresenius Medical Care AG & Co. KGaA	41,668	2,831,256
Hannover Rueckversicherung AG	11,800	585,304
Merck KGaA	13,600	1,355,863
Metro AG	21,300	777,402
Muenchener Rueckversicherungs AG	7,200	883,215
Rheinmetall AG	13,300	589,304
RWE AG	21,600	758,998
SAP AG	71,681	3,789,774
ThyssenKrupp AG	36,700	841,917

		26,451,759

Greece
Alpha Bank AE*	15,700	10,932

Hong Kong — 1.3%
Cathay Pacific Airways Ltd.	440,000	754,616
Chaoda Modern Agriculture Holdings Ltd.	966,070	1,244
First Pacific Co. Ltd.	1,227,000	1,276,512
Hutchison Port Holdings Trust (Class U Stock)	2,393,000	1,483,660
Jardine Cycle & Carriage Ltd.	47,000	1,743,680
Kingboard Chemical Holdings Ltd.	180,000	533,052
Li & Fung Ltd.	612,000	1,133,129
Singamas Container Holdings Ltd.	2,676,000	506,492

		7,432,385

SEE NOTES TO FINANCIAL STATEMENTS.

A85

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	2,555,000	$1,901,985

Ireland — 0.6%
Accenture PLC (Class A Stock)	67,800	3,608,994
Allied Irish Banks PLC*	42,100	3,760
Bank of Ireland (Governor & Co.)*	83,300	8,840
Irish Life & Permanent Group Holdings PLC*	51,300	1,593

		3,623,187

Israel — 0.8%
Bank Hapoalim BM	176,900	576,515
Check Point Software Technologies Ltd.*(a)	59,054	3,102,697
Elbit Systems Ltd.	11,400	468,145
Teva Pharmaceutical Industries Ltd.	12,500	503,149

		4,650,506

Italy — 0.8%
Banco Popolare SC	38,200	49,440
Enel SpA	323,000	1,314,323
ENI SpA	88,000	1,823,439
Finmeccanica SpA	43,100	159,425
Fondiaria-Sai SpA*	19,900	15,968
Telecom Italia SpA	796,300	856,436

		4,219,031

Japan — 6.5%
Alpine Electronics, Inc.	22,700	244,489
Aoyama Trading Co. Ltd.	52,100	978,779
Circle K Sunkus Co. Ltd.	46,900	776,894
COMSYS Holdings Corp.	72,800	764,225
Daito Trust Construction Co. Ltd.	13,500	1,157,594
Fast Retailing Co. Ltd.	15,200	2,764,714
Fukuoka Financial Group, Inc.	158,000	663,038
Hitachi Capital Corp.	49,400	684,810
ITOCHU Corp.	87,400	887,967
Itochu Techno-Solutions Corp.	12,500	561,095
JX Holdings, Inc.	101,400	612,589
KDDI Corp.	230	1,479,148
Keihin Corp.	44,800	742,689
K’s Holdings Corp.	19,700	780,629
Kurabo Industries Ltd.	173,100	328,343
Kyowa Exeo Corp.	81,900	771,437
Marubeni Corp.	176,000	1,072,418
Mitsubishi Corp.	34,500	696,992
Mitsubishi UFJ Financial Group, Inc.	140,200	595,627
Mitsui & Co. Ltd.	56,300	875,550
Mizuho Financial Group, Inc.	801,800	1,083,373
Nichii Gakkan Co.	3,200	39,039
Nichirei Corp.	83,000	402,222
Nippon Electric Glass Co. Ltd.	54,000	534,598
Nippon Shokubai Co. Ltd.	68,000	730,622
Nippon Telegraph & Telephone Corp.	37,000	1,891,581
Nissan Shatai Co. Ltd.	90,000	874,627
NTT DoCoMo, Inc.	900	1,654,541
ORIX Corp.	30,420	2,513,592
Sankyu, Inc.	210,000	793,946
Seino Holdings Corp.	65,000	504,157

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Shimachu Co. Ltd.	30,700	$703,982
Softbank Corp.	53,300	1,569,847
Sumitomo Corp.	126,900	1,717,939
Sumitomo Mitsui Financial Group, Inc.	59,300	1,651,802
Sumitomo Mitsui Trust Holdings, Inc.	64,070	188,123
Toagosei Co. Ltd.	147,000	603,508
Toyo Suisan Kaisha Ltd.	15,000	363,453
Toyota Tsusho Corp.	34,300	606,500
Yokohama Rubber Co. Ltd. (The)	100,000	561,258

		36,427,737

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,578	227,802

Netherlands — 2.1%
Aegon NV*	56,800	227,965
ASM Pacific Technology Ltd.	203,700	2,285,743
ASML Holding NV	58,200	2,446,185
ING Groep NV CVA*	119,400	859,204
Koninklijke Ahold NV	85,400	1,150,051
Koninklijke DSM NV	20,400	946,535
Koninklijke KPN NV	82,600	988,335
Unilever NV CVA	86,345	2,969,244

		11,873,262

New Zealand
Air New Zealand Ltd.	737,900	516,942

Norway — 0.3%
DnB ASA	54,100	529,616
Statoil ASA	45,100	1,157,503

		1,687,119

Peru — 0.4%
Credicorp Ltd.	21,000	2,298,870

Portugal
Banco Espirito Santo SA	43,600	76,179

Singapore — 0.1%
CapitaMalls Asia Ltd.	378,000	329,317

South Africa — 0.2%
Truworths International Ltd.	147,200	1,346,628

South Korea — 0.9%
Samsung Electronics Co. Ltd.	5,276	4,845,493

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	60,800	525,651
Banco Espanol de Credito SA	79,800	384,721
Banco Santander Chile, ADR(a)	15,611	1,181,753
Banco Santander SA	186,100	1,413,845
Repsol YPF SA	57,200	1,757,124
Telefonica SA	25,100	434,820

		5,697,914

Sweden — 0.8%
Atlas Copco AB (Class A Stock)	112,841	2,426,670
Boliden AB	91,200	1,331,812
Electrolux AB (Class B Stock)	25,100	400,094
NCC AB (Class B Stock)	15,700	276,037

		4,434,613

SEE NOTES TO FINANCIAL STATEMENTS.

A86

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Switzerland — 4.5%
Baloise Holding AG	13,000	$891,302
CIE Financiere Richemont SA	38,454	1,945,012
CIE Financiere Richemont SA, ADR	619,111	3,107,937
Clariant AG*	42,200	416,474
Credit Suisse Group AG*	36,700	862,311
Georg Fischer AG*	2,000	683,488
Glencore International PLC	395,914	2,410,211
Julius Baer Group Ltd.	56,849	2,223,605
Kuehne + Nagel International AG	10,762	1,208,763
Novartis AG	28,700	1,640,786
Partners Group Holding AG	11,595	2,023,231
Roche Holding AG	10,000	1,694,879
Sika AG	366	689,684
Swiss Re AG*	19,300	983,595
Syngenta AG	10,096	2,955,818
UBS AG*	32,000	380,879
Zurich Financial Services AG	6,700	1,515,756

		25,633,731

United Kingdom — 13.5%
AMEC PLC	122,127	1,721,180
AstraZeneca PLC	55,900	2,582,658
Aviva PLC	144,400	674,548
Babcock International Group PLC	159,884	1,826,231
BAE Systems PLC	256,400	1,135,229
Barclays PLC	332,700	909,614
Beazley PLC	286,700	597,960
Berendsen PLC	24,300	164,234
Berkeley Group Holdings PLC*	76,699	1,519,877
BG Group PLC	109,722	2,345,514
BP PLC	288,000	2,059,635
British American Tobacco PLC	77,341	3,669,950
British Sky Broadcasting Group PLC	157,176	1,787,977
BT Group PLC	602,100	1,785,018
Burberry Group PLC	93,972	1,729,358
Cable & Wireless Communications PLC	28,000	16,611
Centrica PLC	512,815	2,303,972
Compass Group PLC	346,240	3,285,387
Cookson Group PLC	104,200	823,671
Drax Group PLC	63,400	536,604
DS Smith PLC	199,700	614,061
GlaxoSmithKline PLC	48,600	1,110,618
Home Retail Group PLC	259,200	335,714
J Sainsbury PLC	204,700	962,909
Johnson Matthey PLC	85,034	2,424,562
Kesa Electricals PLC	365,500	382,006
Legal & General Group PLC	483,800	772,373
Logica PLC*	583,800	559,393
Marks & Spencer Group PLC	182,600	881,920
Marston’s PLC	339,130	483,215
Mondi PLC	105,500	745,473
Next PLC	48,519	2,062,314
Old Mutual PLC	411,400	865,708
Pearson PLC	157,307	2,955,980
Petrofac Ltd.	122,762	2,747,236
Premier Foods PLC*	1,525,600	137,653
Prudential PLC	394,113	3,907,957

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
Rexam PLC	125,100	$685,415
Rolls-Royce Holdings PLC*	301,026	3,489,811
Royal Bank of Scotland Group PLC*	263,527	82,587
Royal Dutch Shell PLC (Class B Stock)	122,300	4,660,893
Royal Dutch Shell PLC, ADR(a)	32,950	2,408,316
RSA Insurance Group PLC	300,200	490,450
SSE PLC	136,003	2,726,734
Standard Chartered PLC	136,419	2,985,066
Thomas Cook Group PLC	164,000	37,567
Tullow Oil PLC	94,229	2,051,638
Vodafone Group PLC	411,600	1,143,546
WM Morrison Supermarkets PLC	320,700	1,624,617

		75,810,960

United States — 46.6%
3M Co.	31,600	2,582,668
Allergan, Inc.	27,613	2,422,765
Allstate Corp. (The)	50,800	1,392,428
AMC Networks, Inc. (Class A Stock)*	10,700	402,106
American Express Co.	38,650	1,823,121
Ameriprise Financial, Inc.	18,000	893,520
Amgen, Inc.	25,300	1,624,513
Apple, Inc.*	16,019	6,487,695
AT&T, Inc.	114,100	3,450,384
AutoZone, Inc.*	1,860	604,444
Avon Products, Inc.	59,300	1,035,971
Baker Hughes, Inc.	38,100	1,853,184
Bank of America Corp.	273,400	1,520,104
Beam, Inc.	13,650	699,290
Biogen Idec, Inc.*	35,717	3,930,656
Boeing Co. (The)	12,450	913,207
Bristol-Myers Squibb Co.	73,598	2,593,593
Cablevision Systems Corp. (Class A Stock)	37,900	538,938
Chevron Corp.	48,300	5,139,120
Cisco Systems, Inc.	94,800	1,713,984
Coach, Inc.	46,789	2,856,001
Cognizant Technology Solutions Corp. (Class A Stock)*	3,611	232,223
Comcast Corp. (Class A Stock)	46,600	1,104,886
Continental Resources, Inc.*(a)	8,794	586,648
Covidien PLC	36,600	1,647,366
Cummins, Inc.	28,191	2,481,372
Danaher Corp.	59,910	2,818,166
Deckers Outdoor Corp.*	7,179	542,517
Dell, Inc.*	73,400	1,073,842
Dollar Tree, Inc.*	9,623	799,768
Dow Chemical Co. (The)	63,599	1,829,107
Eaton Corp.	57,110	2,485,998
Entergy Corp.	27,650	2,019,833
EQT Corp.	10,550	578,034
Estee Lauder Cos., Inc. (The) (Class A Stock)	33,011	3,707,796
Exelon Corp.	57,600	2,498,112
Exxon Mobil Corp.	51,300	4,348,188
Fifth Third Bancorp	91,800	1,167,696
General Electric Co.	161,100	2,885,301

SEE NOTES TO FINANCIAL STATEMENTS.

A87

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
General Motors Co.*(a)	78,100	$1,583,087
Goldman Sachs Group, Inc. (The)	6,450	583,273
Google, Inc. (Class A Stock)*	6,701	4,328,176
H&R Block, Inc.	69,000	1,126,770
Halliburton Co.	125,322	4,324,862
Hewlett-Packard Co.	26,500	682,640
Home Depot, Inc. (The)	61,800	2,598,072
Honeywell International, Inc.	23,900	1,298,965
Illinois Tool Works, Inc.	46,400	2,167,344
Ingersoll-Rand PLC(a)	24,600	749,562
International Business Machines Corp.	14,125	2,597,305
International Paper Co.	67,800	2,006,880
Johnson & Johnson	43,150	2,829,777
JPMorgan Chase & Co.	109,100	3,627,575
Kellogg Co.(a)	25,700	1,299,649
KeyCorp	151,700	1,166,573
Kimberly-Clark Corp.	13,400	985,704
Kohl’s Corp.	27,400	1,352,190
Liberty Media Corp.—Liberty Starz, Ser. A (Class A Stock)*	7,358	574,292
Lockheed Martin Corp.(a)	9,200	744,280
Lowe’s Cos., Inc.(a)	74,800	1,898,424
Madison Square Garden, Inc. (Class A Stock)*	13,500	386,640
Marsh & McLennan Cos., Inc.	82,500	2,608,650
McDonald’s Corp.	49,352	4,951,486
Mead Johnson Nutrition Co.	65,807	4,522,915
Merck & Co., Inc.	91,800	3,460,860
MetLife, Inc.	22,600	704,668
Microsoft Corp.	132,500	3,439,700
Monsanto Co.	61,925	4,339,085
Morgan Stanley	141,100	2,134,843
Murphy Oil Corp.	38,650	2,154,351
National Oilwell Varco, Inc.	47,352	3,219,463
Newfield Exploration Co.*	25,800	973,434
NIKE, Inc. (Class B Stock)	50,954	4,910,437
NiSource, Inc.	26,900	640,489
NRG Energy, Inc.*	76,700	1,389,804
Nucor Corp.	18,200	720,174
Occidental Petroleum Corp.	49,179	4,608,072
O’Reilly Automotive, Inc.*	31,316	2,503,714
PepsiCo, Inc.	18,550	1,230,792
Pfizer, Inc.	183,400	3,968,776
PPG Industries, Inc.	18,971	1,583,889
Praxair, Inc.	47,158	5,041,190
Precision Castparts Corp.	21,628	3,564,078
priceline.com, Inc.*	10,046	4,698,614
Procter & Gamble Co. (The)	26,750	1,784,492
QUALCOMM, Inc.	54,720	2,993,184
Raytheon Co.	26,550	1,284,489
Rockwell Automation, Inc.(a)	20,547	1,507,533
Schlumberger Ltd.	9,450	645,530
SLM Corp.	75,600	1,013,040
Sotheby’s	8,730	249,067
Southwest Airlines Co.	226,500	1,938,840
Spectra Energy Corp.	82,200	2,527,650

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Sprint Nextel Corp.*	263,500	$616,590
St Joe Co. (The)*(a)	45,500	667,030
Starbucks Corp.	118,344	5,445,007
State Street Corp.	33,300	1,342,323
TE Connectivity Ltd.	34,500	1,062,945
Thermo Fisher Scientific, Inc.*	28,450	1,279,396
Tiffany & Co.	12,342	817,781
Time Warner, Inc.(a)	219,686	7,939,452
Time Warner Cable, Inc.	34,950	2,221,772
TJX Cos., Inc.	112,242	7,245,221
U.S. Bancorp	173,888	4,703,670
Union Pacific Corp.	70,701	7,490,064
United States Steel Corp.(a)	14,700	388,962
Visa, Inc. (Class A Stock)	46,501	4,721,247
Vulcan Materials Co.(a)	40,000	1,574,000
Wal-Mart Stores, Inc.	27,700	1,655,352
Wells Fargo & Co.	108,896	3,001,174
Western Union Co. (The)	96,100	1,754,786
Weyerhaeuser Co.	100,700	1,880,069
Wynn Resorts Ltd.	39,849	4,402,916
Yum! Brands, Inc.	82,484	4,867,381

		262,587,032

TOTAL COMMON STOCKS (cost $539,731,617)		545,963,827

PREFERRED STOCK — 0.3%
United States
Wells Fargo & Co. (cost $1,510,954)	63,000	1,791,090

TOTAL LONG-TERM INVESTMENTS (cost $541,242,571)		547,754,917

SHORT-TERM INVESTMENTS — 8.1%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $45,663,701; includes $27,538,119 of cash collateral received for securities on loan) (Note 4)(b)(c)	45,663,701	45,663,701

	Principal Amount (000)
U.S. Government Obligation
U.S. Treasury Bill, 0.077%, 08/23/12 (cost $149,925)(d)	$150	149,932

TOTAL SHORT-TERM INVESTMENTS (cost $45,813,626)		45,813,633

TOTAL INVESTMENTS — 105.2% (cost $587,056,197)		593,568,550
LIABILITIES IN EXCESS OF OTHER ASSETS(e) — (5.2)%		(29,390,127)

NET ASSETS — 100.0%		$564,178,423

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,693,249; cash collateral of $27,538,119 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Forward foreign currency contracts outstanding at December 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at December 31, 2011	Unrealized Appreciation
Japanese Yen expiring 03/22/12	Bank of New York	JPY	41,808	$543,759	$544,008	$249
Japanese Yen expiring 03/22/12	Bank of New York	JPY	37,662	482,784	490,060	7,276

				$1,026,543	$1,034,068	$7,525

Sale Contract	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at December 31, 2011	Unrealized Depreciation
Japanese Yen expiring 03/22/12	Bank of New York	JPY	310,463	$3,998,802	$4,039,763	$(40,961)

						$(33,436)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted	prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other	significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$13,381,857	$—	$—
Austria	1,386,562	—	—
Belgium	1,159,483	—	—
Brazil	3,294,786	—	—
Canada	4,734,318	—	—
China	6,680,648	—	—
Denmark	4,003,075	—	—
Finland	1,209,207	—	—
France	28,030,507	—	—
Germany	26,451,759	—	—
Greece	10,932	—	—
Hong Kong	7,431,141	—	1,244
Indonesia	1,901,985	—	—
Ireland	3,623,187	—	—
Israel	4,650,506	—	—
Italy	4,219,031	—	—
Japan	36,427,737	—	—
Liechtenstein	227,802	—	—
Netherlands	11,873,262	—	—
New Zealand	516,942	—	—
Norway	1,687,119	—	—
Peru	2,298,870	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A89

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

	Level 1	Level 2	Level 3
Portugal	$76,179	$—	$—
Singapore	329,317	—	—
South Africa	1,346,628	—	—
South Korea	4,845,493	—	—
Spain	5,697,914	—	—
Sweden	4,434,613	—	—
Switzerland	25,633,731	—	—
United Kingdom	75,810,960	—	—
United States	262,587,032	—	—
Preferred Stock
United States	1,791,090	—	—
U.S. Government Obligation	—	149,932	—
Affiliated Money Market Mutual Fund	45,663,701	—	—

Other Financial Instruments*
Forward Foreign Currency Contracts	—	(33,436)	—

Total	$593,417,374	$116,496	$1,244

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 was as follows:

Oil, Gas & Consumable Fuels	8.7%
Affiliated Money Market Mutual Fund (including 4.9% of collateral received for securities on loan)	8.1
Commercial Banks	7.0
Pharmaceuticals	6.4
Chemicals	4.2
Hotels, Restaurants & Leisure	4.2
Specialty Retail	4.0
Insurance	3.4
Media	3.2
Textiles, Apparel & Luxury Goods	2.8
Energy Equipment & Services	2.6
IT Services	2.6
Aerospace & Defense	2.4
Diversified Telecommunication	2.3
Software	2.2
Capital Markets	2.1
Machinery	2.0
Metals & Mining	2.0
Diversified Financial Services	1.9
Road & Rail	1.9
Food Products	1.8
Industrial Conglomerates	1.7
Internet Software & Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Electric Utilities	1.6
Food & Staples Retailing	1.6
Computers & Peripherals	1.5
Trading Companies & Distributors	1.3
Wireless Telecommunication Services	1.1
Automobiles	1.0
Biotechnology	1.0
Communications Equipment	0.9

Internet & Catalog Retail	0.9%
Multiline Retail	0.9
Auto Components	0.8
Personal Products	0.8
Real Estate Management & Development	0.8
Airlines	0.7
Healthcare Equipment & Supplies	0.7
Multi-Utilities	0.7
Tobacco	0.7
Consumer Finance	0.6
Distributors	0.6
Commercial Services & Supplies	0.5
Healthcare Providers & Services	0.5
Household Products	0.5
Paper & Forest Products	0.5
Construction Materials	0.4
Electronic Equipment & Instruments	0.4
Household Durables	0.4
Beverages	0.3
Building Products	0.3
Construction & Engineering	0.3
Electrical Equipment	0.3
Independent Power Producers & Energy Traders	0.3
Real Estate Investment Trusts	0.3
Transportation Infrastructure	0.3
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Life Sciences Tools & Services	0.2
Marine	0.2

105.2
Liabilities in excess of other assets	(5.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A90

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$7,525	Unrealized depreciation on forward foreign currency exchange contracts	$40,961

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Futures	Total
Equity contracts	$(270,750)	$—	$(41,519)	$(312,269)
Foreign exchange contracts	—	(854,350)	—	(854,350)

Total	$(270,750)	$(854,350)	$(41,519)	$(1,166,619)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(33,436)

For the year ended December 31, 2011, the Portfolio’s average volume of derivative activities are as follows:

Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contracts—Sold (Value at Settlement Date Receivable)	Futures Long Position (Value at Trade Date)
$2,525,966	$19,949,102	$1,655,359

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investments, at value including securities on loan of $26,693,249:
Unaffiliated investments (cost $541,392,496)	$547,904,849
Affiliated investments (cost $45,663,701)	45,663,701
Foreign currency, at value (cost $2,804,879)	2,744,038
Receivable for investments sold	1,455,928
Dividends and interest receivable	676,369
Foreign tax reclaim receivable	459,477
Unrealized appreciation on forward foreign currency exchange contracts	7,525
Prepaid expenses	3,934
Receivable for Series shares sold	2,264

Total Assets	598,918,085

LIABILITIES
Collateral for securities on loan	27,538,119
Payable for investments purchased	6,339,899
Management fee payable	358,632
Accrued expenses and other liabilities	276,712
Payable for Series shares repurchased	184,413
Unrealized depreciation on forward foreign currency exchange contracts	40,961
Affiliated transfer agent fee payable	926

Total Liabilities	34,739,662

NET ASSETS	$564,178,423

Net assets were comprised of:
Paid-in capital	$656,083,801
Retained earnings	(91,905,378)

Net assets, December 31, 2011	$564,178,423

Net asset value and redemption price per share, $564,178,423 / 33,304,164 outstanding shares of beneficial interest	$16.94

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,686,418)	$14,548,956
Affiliated income from securities loaned, net	249,701
Affiliated dividend income	35,346
Interest	726

14,834,729

EXPENSES
Management fee	4,669,105
Custodian’s fees and expenses	325,000
Shareholders’ reports	146,000
Audit fee	24,000
Trustees’ fees	16,000
Transfer agent’s fee and expenses (including affiliated expense of $5,500) (Note 4)	12,000
Legal fees and expenses	10,000
Insurance expenses	7,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 8)	20
Miscellaneous	41,734

Total expenses	5,253,859

NET INVESTMENT INCOME	9,580,870

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	26,652,934
Futures transactions	(41,519)
Foreign currency transactions	(436,928)

26,174,487

Net change in unrealized appreciation (depreciation) on:
Investments	(78,218,824)
Foreign currencies	(290,483)

(78,509,307)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(52,334,820)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,753,950)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,580,870	$9,687,610
Net realized gain on investments and foreign currencies	26,174,487	34,990,328
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,509,307)	29,124,838

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,753,950)	73,802,776

DISTRIBUTIONS	(9,684,066)	(9,476,827)

SERIES SHARE TRANSACTIONS:
Series shares sold [843,518 and 619,301 shares, respectively]	15,384,776	10,445,077
Series shares issued in reinvestment of distributions [525,167 and 613,784 shares, respectively]	9,684,066	9,476,827
Series shares repurchased [3,129,794 and 3,317,264 shares, respectively]	(56,971,187)	(55,260,539)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(31,902,345)	(35,338,635)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(84,340,361)	28,987,314
NET ASSETS:
Beginning of year	648,518,784	619,531,470

End of year	$564,178,423	$648,518,784

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS — 99.2%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset-Backed Securities — 1.2%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,800,166
Small Business Administration Participation Certificates, Ser. 1996-20J, Class 1	7.200%	10/01/16	1,059	1,148,262
Ser. 1997-20A, Class 1	7.150%	01/01/17	742	810,785
Ser. 1997-20G, Class 1	6.850%	07/01/17	411	447,819
Ser. 1998-20I, Class 1	6.000%	09/01/18	940	1,021,333

				5,228,365

Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	1,420	1,527,435
Ser. 2002-2501, Class MC	5.500%	09/15/17	499	533,992
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,522,569
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,117	1,127,876
Federal National Mortgage Association, Ser. 2002-18, Class PC	5.500%	04/25/17	1,067	1,104,958
Ser. 2002-57, Class ND	5.500%	09/25/17	568	607,949
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.914%	10/25/28	92	79,979
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.480%	02/25/34	318	283,475

				7,788,233

Commercial Mortgage-Backed Securities — 10.5%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	1,201	1,199,437
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(a)	5.405%	12/11/40	2,000	2,201,552
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,914,566
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.942%	06/10/46	2,000	2,208,496
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,842,374
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.010%	05/15/46	1,300	1,375,213
Federal Home Loan Mortgage Corp., Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,886,905
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,986,129
Ser. 2010-K009, Class A2	3.808%	08/25/20	2,900	3,147,477
Ser. 2011-K013, Class A2(a)	3.974%	01/25/21	3,400	3,738,181
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	1,876	1,886,236
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	1,909	1,940,288
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	6.005%	06/15/49	1,000	1,052,854
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	5.854%	05/12/39	2,000	2,230,298
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	2,452	2,487,501
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	5.332%	12/15/43	1,800	2,011,952
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	2,000	2,111,624
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	5.922%	05/15/43	2,000	2,213,498
Ser. 2006-C27, Class A3(a)	5.765%	07/15/45	2,000	2,212,996

				43,647,577

Corporate Bonds — 1.0%
Export Development Canada (Canada)	1.250%	10/26/16	760	768,614
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,086,601
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	2.375%	08/25/21	660	659,161
National Bank of Canada (Canada), Covered Notes, 144A	2.200%	10/19/16	460	463,808
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(b)	1.625%	09/14/16	1,200	1,184,205

				4,162,389

Mortgage-Backed Securities — 41.3%
Federal Home Loan Mortgage Corp.(a)	2.479%	05/01/34	728	769,892
Federal Home Loan Mortgage Corp.	4.000%	06/01/26-12/01/40	4,110	4,321,805
Federal Home Loan Mortgage Corp.(c)	4.500%	TBA 30 Year	9,000	9,535,781

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp.	5.000%	06/01/33-05/01/34	$4,800	$5,183,305
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-05/01/38	2,002	2,175,670
Federal Home Loan Mortgage Corp.	5.500%	TBA 30 Year	3,000	3,255,000
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	253	282,178
Federal Home Loan Mortgage Corp.(c)	6.000%	TBA 30 Year	2,000	2,196,250
Federal Home Loan Mortgage Corp.	6.500%	03/01/12-09/01/32	195	219,961
Federal Home Loan Mortgage Corp.	7.000%	09/01/12-10/01/32	78	89,922
Federal National Mortgage Association(a)	2.231%	07/01/33	2,308	2,426,066
Federal National Mortgage Association(a)	2.287%	04/01/34	268	281,714
Federal National Mortgage Association(a)	2.356%	06/01/34	623	656,962
Federal National Mortgage Association(a)	2.393%	08/01/33	1,352	1,420,691
Federal National Mortgage Association(a)	2.410%	04/01/34	529	557,327
Federal National Mortgage Association	3.000%	TBA 15 Year	1,500	1,544,297
Federal National Mortgage Association	3.000%	TBA 15 Year	10,500	10,842,890
Federal National Mortgage Association	3.500%	06/01/39	941	968,608
Federal National Mortgage Association	3.500%	TBA 15 Year	4,500	4,705,313
Federal National Mortgage Association	3.500%	TBA 30 Year	2,500	2,571,094
Federal National Mortgage Association	4.000%	TBA 30 Year	18,000	18,908,438
Federal National Mortgage Association	4.000%	TBA 30 Year	2,000	2,095,625
Federal National Mortgage Association	4.500%	05/01/40	8,498	9,121,761
Federal National Mortgage Association	4.500%	TBA 30 Year	500	532,031
Federal National Mortgage Association	5.000%	07/01/18-05/01/36	9,089	9,826,618
Federal National Mortgage Association	5.000%	TBA 30 Year	4,000	4,312,500
Federal National Mortgage Association	5.500%	01/01/17-11/01/35	17,359	19,099,484
Federal National Mortgage Association	6.000%	11/01/14-05/01/38	5,620	6,225,587
Federal National Mortgage Association	6.000%	TBA 30 Year	1,500	1,651,641
Federal National Mortgage Association	6.500%	01/01/15-10/01/37	3,262	3,685,776
Federal National Mortgage Association	7.000%	12/01/31-01/01/36	581	672,153
Federal National Mortgage Association	7.500%	06/01/12-07/01/12	3	3,015
Federal National Mortgage Association	8.000%	03/01/22-02/01/26	22	22,930
Federal National Mortgage Association	9.000%	02/01/25-04/01/25	92	107,061
Government National Mortgage Association(c)	3.500%	TBA 30 Year	500	520,391
Government National Mortgage Association	4.000%	TBA 30 Year	13,000	13,944,530
Government National Mortgage Association	4.000%	TBA 30 Year	4,000	4,278,125
Government National Mortgage Association(c)	4.500%	TBA 30 Year	7,500	8,171,484
Government National Mortgage Association	4.500%	TBA 30 Year	6,000	6,520,312
Government National Mortgage Association	5.000%	07/15/33-04/15/34	1,978	2,204,576
Government National Mortgage Association	5.000%	TBA 30 Year	2,000	2,211,250
Government National Mortgage Association	5.500%	03/15/34-03/15/36	1,713	1,932,496
Government National Mortgage Association	6.500%	07/15/32-08/15/32	422	489,466
Government National Mortgage Association	7.000%	03/15/23-08/15/28	999	1,155,675
Government National Mortgage Association	7.500%	12/15/25-02/15/26	182	213,117
Government National Mortgage Association	8.500%	09/15/24-04/15/25	254	304,893

				172,215,661

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	742,972

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Mortgage Corp.(b)	5.125%	11/17/17	1,270	1,529,197
Federal National Mortgage Association(b)	1.375%	11/15/16	785	791,933
Financing Corp. FICO, Ser. 1P(d)	1.780%	05/11/18	4,000	3,581,296
Tennessee Valley Authority	5.250%	09/15/39	870	1,110,565
Tennessee Valley Authority	5.500%	06/15/38	465	606,918

				7,619,909

U.S. Treasury Securities — 41.3%
U.S. Treasury Bonds(b)	3.750%	08/15/41	770	905,592
U.S. Treasury Bonds	3.875%	08/15/40	2,245	2,691,194

SEE NOTES TO FINANCIAL STATEMENTS.

A94

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Treasury Securities (continued)
U.S. Treasury Bonds	4.375%	05/15/40	$2,120	$2,754,011
U.S. Treasury Bonds	4.375%	05/15/41	1,360	1,772,038
U.S. Treasury Bonds(e)	4.750%	02/15/41	7,285	10,039,641
U.S. Treasury Bonds	6.500%	11/15/26	860	1,304,782
U.S. Treasury Bonds	9.250%	02/15/16	2,925	3,948,522
U.S. Treasury Notes	2.000%	11/15/21	90	91,026
U.S. Treasury Notes	3.000%	09/30/16	2,680	2,954,491
U.S. Treasury Notes	3.125%	10/31/16	12,000	13,305,936
U.S. Treasury Notes	3.125%	04/30/17	4,500	5,011,875
U.S. Treasury Notes	3.125%	08/31/13	3,155	3,305,355
U.S. Treasury Notes(e)	3.125%	05/15/21	17	18,982
U.S. Treasury Notes	3.250%	06/30/16	13,400	14,881,330
U.S. Treasury Notes	3.250%	03/31/17	9,175	10,273,137
U.S. Treasury Notes	3.500%	05/31/13	9,720	10,168,034
U.S. Treasury Notes	4.250%	11/15/17	3,725	4,399,866
U.S. Treasury Notes	4.250%	08/15/15	21,475	24,335,534
U.S. Treasury Notes	4.625%	11/15/16	5,660	6,684,109
U.S. Treasury Notes	4.750%	08/15/17	4,025	4,846,349
U.S. Treasury Strips Coupon(f)	0.550%	05/15/15	12,430	12,202,693
U.S. Treasury Strips Coupon(f)	2.480%	05/15/24	12,105	8,927,801
U.S. Treasury Strips Coupon(f)	2.510%	08/15/24	10,095	7,364,726
U.S. Treasury Strips Coupon(f)	2.520%	11/15/24	1,835	1,326,321
U.S. Treasury Strips Coupon(f)	2.780%	02/15/24	6,500	4,841,759
U.S. Treasury Strips Coupon(f)	3.040%	05/15/25	5,815	4,116,526
U.S. Treasury Strips Coupon(f)	3.380%	05/15/27	5,240	3,432,996
U.S. Treasury Strips Coupon(f)	3.450%	11/15/27	3,700	2,378,068
U.S. Treasury Strips Coupon(b)(f)	3.660%	08/15/29	3,700	2,235,991
U.S. Treasury Strips Coupon(f)	4.130%	08/15/33	2,725	1,429,336

				171,948,021

TOTAL LONG-TERM INVESTMENTS (cost $394,072,166)				413,353,127

			Shares
SHORT-TERM INVESTMENTS — 25.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $53,181,499)(g)			5,389,666	47,752,437
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $58,761,472; includes $6,793,055 of cash collateral received for securities on loan) (Note 4)(g)(h)			58,761,472	58,761,472

TOTAL AFFILIATED MUTUAL FUNDS (cost $111,942,971)				106,513,909

TOTAL INVESTMENTS — 124.8% (cost $506,015,137)				519,867,036
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (24.8)%				(103,213,110)

NET ASSETS — 100.0%				$416,653,926

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FICO	Financing Corp.
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicted a variable rate security. The interest rate shown reflects the rate in effect at December 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,661,741; cash collateral of $6,793,055 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	All or partial principal amount totaling $19,000,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at December 31, 2011.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Rate shown reflects the effective yield at December 31, 2011.

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2011	Unrealized (Depreciation)
Long Position:
162	2 Year U.S. Treasury Notes	Mar. 2012	$35,736,871	$35,728,594	$(8,277)

Short Positions:
100	5 Year U.S. Treasury Notes	Mar. 2012	12,294,088	12,325,781	(31,693)
158	10 Year U.S. Treasury Notes	Mar. 2012	20,655,477	20,717,750	(62,273)
197	U.S. Long Bond	Mar. 2012	28,258,683	28,528,063	(269,380)

					(363,346)

					$(371,623)

Interest rate swap agreements outstanding at December 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
Barclays Bank PLC	05/31/16	5,255	1.180%	3 month LIBOR(1)	$11,615	$—	$11,615
Barclays Bank PLC	05/31/16	5,255	1.175%	3 month LIBOR(1)	10,675	—	10,675
Barclays Bank PLC	05/31/16	1,360	1.220%	3 month LIBOR(1)	5,251	—	5,251
Deutsche Bank AG	09/14/16	1,320	1.206%	3 month LIBOR(1)	(7,224)	—	(7,224)
Citibank, NA	07/20/21	4,550	3.035%	3 month LIBOR(2)	482,206	—	482,206
Citibank, NA	11/23/21	4,560	2.148%	3 month LIBOR(2)	(59,919)	—	(59,919)

					$442,604	$—	$442,604

#	Notional amount is shown in U.S. dollars unless otherwise stated.

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which are traded at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,228,365	$—
Collateralized Mortgage Obligations	—	7,788,233	—
Commercial Mortgage-Backed Securities	—	43,647,577	—
Corporate Bonds	—	4,162,389	—
Mortgage-Backed Securities	—	172,215,661	—
Municipal Bond	—	742,972	—
U.S. Government Agency Obligations	—	7,619,909	—
U.S. Treasury Securities	—	171,948,021	—
Affiliated Mutual Funds	106,513,909	—	—
Other Financial Instruments*
Futures Contracts	(371,623)	—	—
Interest Rate Swaps	—	442,604	—

Total	$106,142,286	$413,795,731	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 were as follows:

Mortgage-Backed Securities	41.3%
U.S. Treasury Securities	41.3
Affiliated Mutual Funds (including 1.6% of collateral received for securities on loan)	25.6
Commercial Mortgage-Backed Securities	10.5
Collateralized Mortgage Obligations	1.9
U.S. Government Agency Obligations	1.8
Asset-Backed Securities	1.2
Corporate Bonds	1.0
Municipal Bond	0.2

124.8
Liabilities in excess of other assets	(24.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. Detailed discussion about these risks can be found in the Notes to the Financial Statements. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$—	*	Due to broker — variation margin	$(371,623	)*
Interest rate contracts	Unrealized appreciation on swap agreements	509,747		Unrealized depreciation on swap agreements	67,143

Total		$509,747			$(304,480)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(5,713,637)	$762,245	$(4,951,392)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(2,309,044)	$497,543	$(1,811,501)

For the year ended December 31, 2011, the Portfolio’s average volume of derivative activities are as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Interest Rate Swaps (Notional Amount in USD (000))
$88,500,853	$92,673,681	$27,949

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

ASSETS
Investments, at value including securities on loan of $6,661,741:
Unaffiliated investments (cost $394,072,166)	$413,353,127
Affiliated investments (cost $111,942,971)	106,513,909
Cash	49,355
Receivable for investments sold	93,521,597
Dividends and interest receivable	2,141,035
Unrealized appreciation on swap agreements	509,747
Prepaid expenses	2,396
Receivable for Series shares sold	1,116

Total Assets	616,092,282

LIABILITIES
Payable for investments purchased	192,009,459
Collateral for securities on loan	6,793,055
Payable for Series shares repurchased	200,320
Management fee payable	140,611
Due to broker—variation margin	115,071
Accrued expenses and other liabilities	109,862
Unrealized depreciation on swap agreements	67,143
Deferred trustees’ fees	1,909
Affiliated transfer agent fee payable	926

Total Liabilities	199,438,356

NET ASSETS	$416,653,926

Net assets were comprised of:
Paid-in capital	$389,440,503
Retained earnings	27,213,423

Net assets, December 31, 2011	$416,653,926

Net asset value and redemption price per share, $416,653,926 / 33,690,740 outstanding shares of beneficial interest	$12.37

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Interest	$11,090,912
Affiliated dividend income	770,462
Affiliated income from securities loaned, net	36,358

11,897,732

EXPENSES
Management fee	1,620,279
Custodian’s fees and expenses	92,000
Shareholders’ reports	51,000
Audit fee	29,000
Trustees’ fees	14,000
Transfer agent’s fee and expenses (including affiliated expense of $5,500) (Note 4)	12,000
Legal fees and expenses	9,000
Insurance expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Miscellaneous	9,700

Total expenses	1,845,979

NET INVESTMENT INCOME	10,051,753

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	17,444,972
Foreign currency transactions	(11)
Futures transactions	(5,713,637)
Swap agreement transactions	762,245

12,493,569

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated: $(697,772))	9,185,328
Futures	(2,309,044)
Swap agreements	497,543

7,373,827

NET GAIN ON INVESTMENTS	19,867,396

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,919,149

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,051,753	$11,481,089
Net realized gain on investments	12,493,569	8,366,571
Net change in unrealized appreciation (depreciation) on investments	7,373,827	6,702,759

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,919,149	26,550,419

DISTRIBUTIONS	(18,318,094)	(21,211,457)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,166,785 and 3,844,283 shares, respectively]	26,321,036	46,399,951
Series shares issued in reinvestment of distributions [1,519,181 and 1,770,163 shares, respectively]	18,318,094	21,211,457
Series shares repurchased [3,193,994 and 4,057,749 shares, respectively]	(38,827,001)	(49,100,020)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	5,812,129	18,511,388

TOTAL INCREASE IN NET ASSETS	17,413,184	23,850,350
NET ASSETS:
Beginning of year	399,240,742	375,390,392

End of year	$416,653,926	$399,240,742

SEE NOTES TO FINANCIAL STATEMENTS.

A99

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2011

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 2.6%
Boeing Co. (The)	135,736	$9,956,236
General Dynamics Corp.	67,800	4,502,598
Goodrich Corp.	23,300	2,882,210
Honeywell International, Inc.	144,650	7,861,728
L-3 Communications Holdings, Inc.	18,700	1,246,916
Lockheed Martin Corp.(a)	49,198	3,980,118
Northrop Grumman Corp.	47,726	2,791,016
Precision Castparts Corp.	26,800	4,416,372
Raytheon Co.	65,318	3,160,085
Rockwell Collins, Inc.(a)	29,300	1,622,341
Textron, Inc.(a)	44,900	830,201
United Technologies Corp.	168,200	12,293,738

		55,543,559

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(a)	30,200	2,107,356
Expeditors International of Washington, Inc.	41,600	1,703,936
FedEx Corp.	59,740	4,988,887
United Parcel Service, Inc. (Class B Stock)	181,200	13,262,028

		22,062,207

Airlines — 0.1%
Southwest Airlines Co.	139,337	1,192,725

Auto Components — 0.3%
BorgWarner, Inc.*(a)	17,400	1,109,076
Goodyear Tire & Rubber Co. (The)*	38,600	546,962
Johnson Controls, Inc.	128,700	4,023,162

		5,679,200

Automobiles — 0.4%
Ford Motor Co.*(a)	715,659	7,700,491
Harley-Davidson, Inc.(a)	44,300	1,721,941

		9,422,432

Beverages — 2.6%
Beam, Inc.	25,900	1,326,857
Brown-Forman Corp. (Class B Stock)	18,500	1,489,435
Coca-Cola Co. (The)	421,500	29,492,355
Coca-Cola Enterprises, Inc.	60,600	1,562,268
Constellation Brands, Inc. (Class A Stock)*	34,100	704,847
Dr Pepper Snapple Group, Inc.(a)	38,800	1,531,824
Molson Coors Brewing Co. (Class B Stock)	31,100	1,354,094
PepsiCo, Inc.	288,139	19,118,023

		56,579,703

Biotechnology — 1.2%
Amgen, Inc.(a)	143,594	9,220,171
Biogen Idec, Inc.*	45,625	5,021,031
Celgene Corp.*	87,000	5,881,200
Gilead Sciences, Inc.*	141,100	5,775,223

		25,897,625

Building Products
Masco Corp.	54,800	574,304

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 1.8%
Ameriprise Financial, Inc.	44,000	$2,184,160
Bank of New York Mellon Corp. (The)	235,389	4,686,595
BlackRock, Inc. (Class A Stock)	17,800	3,172,672
Charles Schwab Corp. (The)(a)	189,300	2,131,518
E*Trade Financial Corp.*	43,610	347,136
Federated Investors, Inc. (Class B Stock)(a)	15,000	227,250
Franklin Resources, Inc.(a)	26,400	2,535,984
Goldman Sachs Group, Inc. (The)	94,600	8,554,678
Invesco Ltd.	84,800	1,703,632
Legg Mason, Inc.(a)	25,900	622,895
Morgan Stanley	281,410	4,257,733
Northern Trust Corp.	44,200	1,752,972
State Street Corp.	93,000	3,748,830
T. Rowe Price Group, Inc.(a)	48,100	2,739,295

		38,665,350

Chemicals — 2.2%
Air Products & Chemicals, Inc.	40,300	3,433,157
Airgas, Inc.	13,200	1,030,656
CF Industries Holdings, Inc.	13,400	1,942,732
Dow Chemical Co. (The)	213,461	6,139,138
E.I. du Pont de Nemours & Co(a)	172,391	7,892,060
Eastman Chemical Co.	25,600	999,936
Ecolab, Inc.	51,600	2,982,996
FMC Corp.	12,600	1,084,104
International Flavors & Fragrances, Inc.	16,100	843,962
Monsanto Co.	100,096	7,013,727
Mosaic Co. (The)	54,200	2,733,306
PPG Industries, Inc.	29,100	2,429,559
Praxair, Inc.	55,600	5,943,640
Sherwin-Williams Co. (The)	15,700	1,401,539
Sigma-Aldrich Corp.	20,700	1,292,922

		47,163,434

Commercial Banks — 2.6%
BB&T Corp.(a)	134,400	3,382,848
Comerica, Inc.(a)	31,550	813,990
Fifth Third Bancorp	167,749	2,133,767
First Horizon National Corp.(a)	44,745	357,960
Huntington Bancshares, Inc.	148,775	816,775
KeyCorp	179,700	1,381,893
M&T Bank Corp.(a)	23,800	1,816,892
PNC Financial Services Group, Inc.	98,993	5,708,926
Regions Financial Corp.	245,212	1,054,412
SunTrust Banks, Inc.	100,800	1,784,160
U.S. Bancorp	358,881	9,707,731
Wells Fargo & Co.	980,986	27,035,974
Zions Bancorporation.(a)	30,000	488,400

		56,483,728

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	21,600	619,488
Cintas Corp.(a)	21,700	755,377
Iron Mountain, Inc.	34,100	1,050,280
Pitney Bowes, Inc.(a)	37,700	698,958
Republic Services, Inc.	58,310	1,606,441

SEE NOTES TO FINANCIAL STATEMENTS.

A100

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
RR Donnelley & Sons Co(a)	38,800	$559,884
Stericycle, Inc.*	14,400	1,122,048
Waste Management, Inc.	88,830	2,905,629

		9,318,105

Communications Equipment — 2.1%
Cisco Systems, Inc.	1,013,900	18,331,312
F5 Networks, Inc.*	14,800	1,570,576
Harris Corp.(a)	23,400	843,336
JDS Uniphase Corp.*	43,587	455,048
Juniper Networks, Inc.*	101,400	2,069,574
Motorola Mobility Holdings, Inc.*	49,336	1,914,237
Motorola Solutions, Inc.	56,327	2,607,377
QUALCOMM, Inc.	312,900	17,115,630

		44,907,090

Computers & Peripherals — 4.5%
Apple, Inc.*	172,350	69,801,750
Dell, Inc.*	297,200	4,348,036
EMC Corp.*.(a)	384,874	8,290,186
Hewlett-Packard Co.	369,116	9,508,428
Lexmark International, Inc. (Class A Stock)	15,514	513,048
NetApp, Inc.*	66,800	2,422,836
SanDisk Corp.*.(a)	43,900	2,160,319
Western Digital Corp.*	40,600	1,256,570

		98,301,173

Construction & Engineering — 0.2%
Fluor Corp.	32,900	1,653,225
Jacobs Engineering Group, Inc.*	22,200	900,876
Quanta Services, Inc.*(a)	33,000	710,820

		3,264,921

Construction Materials
Vulcan Materials Co.(a)	22,300	877,505

Consumer Finance — 0.8%
American Express Co.	188,900	8,910,413
Capital One Financial Corp.	86,369	3,652,545
Discover Financial Services	106,505	2,556,120
SLM Corp.	102,000	1,366,800

		16,485,878

Containers & Packaging — 0.1%
Ball Corp.	32,200	1,149,862
Bemis Co., Inc.	17,900	538,432
Owens-Illinois, Inc.*	30,400	589,152
Sealed Air Corp.	31,620	544,180

		2,821,626

Distributors — 0.1%
Genuine Parts Co.	32,025	1,959,930

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*	22,700	1,222,849
DeVry, Inc.	10,000	384,600
H&R Block, Inc.	63,400	1,035,322

		2,642,771

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 2.6%
Bank of America Corp.	1,889,932	$10,508,022
Citigroup, Inc.	543,197	14,291,513
CME Group, Inc.	12,520	3,050,748
IntercontinentalExchange, Inc.*	14,200	1,711,810
JPMorgan Chase & Co.	707,045	23,509,246
Leucadia National Corp.	37,600	855,024
Moody’s Corp.(a)	38,120	1,283,882
NASDAQ OMX Group, Inc. (The)*	25,600	627,456
NYSE Euronext	50,600	1,320,660

		57,158,361

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,099,711	33,255,261
CenturyLink, Inc.	113,585	4,225,362
Frontier Communications Corp.(a)	177,916	916,267
Verizon Communications, Inc.(a).	523,938	21,020,393
Windstream Corp.	90,665	1,064,407

		60,481,690

Electric Utilities — 2.0%
American Electric Power Co., Inc.	90,040	3,719,552
Duke Energy Corp.(a)	250,382	5,508,404
Edison International	61,100	2,529,540
Entergy Corp.	33,800	2,469,090
Exelon Corp.	121,450	5,267,287
FirstEnergy Corp.	76,280	3,379,204
NextEra Energy, Inc.(a)	78,700	4,791,256
Northeast Utilities	33,300	1,201,131
Pepco Holdings, Inc.	36,200	734,860
Pinnacle West Capital Corp.	20,900	1,006,962
PPL Corp.	102,700	3,021,434
Progress Energy, Inc.	55,814	3,126,700
Southern Co.(a)	159,100	7,364,739

		44,120,159

Electrical Equipment — 0.5%
Cooper Industries PLC	27,700	1,499,955
Emerson Electric Co.	141,500	6,592,485
Rockwell Automation, Inc.	25,900	1,900,283
Roper Industries, Inc.	17,100	1,485,477

		11,478,200

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	33,300	1,511,487
Corning, Inc.	293,700	3,812,226
FLIR Systems, Inc.	23,500	589,145
Jabil Circuit, Inc.	36,400	715,624
Molex, Inc.	26,600	634,676
TE Connectivity Ltd.	76,600	2,360,046

		9,623,204

Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	80,248	3,903,263
Cameron International Corp.*	43,800	2,154,522
Diamond Offshore Drilling, Inc.(a)	12,500	690,750
FMC Technologies, Inc.*(a)	45,600	2,381,688
Halliburton Co.	173,500	5,987,485
Helmerich & Payne, Inc.(a)	21,100	1,231,396
Nabors Industries Ltd.*	56,600	981,444

SEE NOTES TO FINANCIAL STATEMENTS.

A101

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	80,000	$5,439,200
Noble Corp.	45,300	1,368,966
Rowan Cos., Inc.*	21,500	652,095
Schlumberger Ltd.	249,822	17,065,341

		41,856,150

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	81,632	6,801,578
CVS Caremark Corp.	248,638	10,139,458
Kroger Co. (The)	118,900	2,879,758
Safeway, Inc.	66,800	1,405,472
SUPERVALU, Inc.(a)	23,408	190,073
Sysco Corp.(a)	112,600	3,302,558
Walgreen Co.(a)	166,300	5,497,878
Wal-Mart Stores, Inc.	326,800	19,529,568
Whole Foods Market, Inc.	29,000	2,017,820

		51,764,163

Food Products — 1.9%
Archer-Daniels-Midland Co.	126,438	3,616,127
Campbell Soup Co.(a)	34,900	1,160,076
ConAgra Foods, Inc.	70,300	1,855,920
Dean Foods Co.*	20,000	224,000
General Mills, Inc.	120,100	4,853,241
H.J. Heinz Co.(a)	59,450	3,212,678
Hershey Co. (The)(a)	28,900	1,785,442
Hormel Foods Corp.	27,600	808,404
J.M. Smucker Co. (The)	20,300	1,586,851
Kellogg Co.	45,100	2,280,707
Kraft Foods, Inc. (Class A Stock)	327,211	12,224,603
McCormick & Co., Inc.	24,800	1,250,416
Mead Johnson Nutrition Co.	38,493	2,645,624
Sara Lee Corp.	110,700	2,094,444
Tyson Foods, Inc. (Class A Stock)	56,100	1,157,904

		40,756,437

Gas Utilities — 0.1%
AGL Resources, Inc.	16,637	703,079
ONEOK, Inc.	18,120	1,570,823

		2,273,902

Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	108,100	5,348,788
Becton, Dickinson & Co.	40,500	3,026,160
Boston Scientific Corp.*	300,299	1,603,597
C.R. Bard, Inc.	16,700	1,427,850
CareFusion Corp.*	39,537	1,004,635
Covidien PLC	93,700	4,217,437
DENTSPLY International, Inc.	24,700	864,253
Edwards Lifesciences Corp.*	20,200	1,428,140
Intuitive Surgical, Inc.*	7,400	3,426,274
Medtronic, Inc.	196,000	7,497,000
St. Jude Medical, Inc.	62,700	2,150,610
Stryker Corp.	63,700	3,166,527
Varian Medical Systems, Inc.*(a)	22,500	1,510,425
Zimmer Holdings, Inc.*	35,386	1,890,320

		38,562,016

COMMON STOCKS (continued)	Shares	Value (Note 2)

Health Care Providers & Services — 2.1%
Aetna, Inc.	72,348	$3,052,362
AmerisourceBergen Corp.	51,900	1,930,161
Cardinal Health, Inc.	65,175	2,646,757
CIGNA Corp.	52,100	2,188,200
Coventry Health Care, Inc.*	27,650	839,730
DaVita, Inc.*(a)	18,400	1,394,904
Express Scripts, Inc.*(a)	91,700	4,098,073
Humana, Inc.	32,800	2,873,608
Laboratory Corp. of America Holdings*(a)	19,400	1,667,818
McKesson Corp.	45,707	3,561,032
Medco Health Solutions, Inc.*	72,992	4,080,253
Patterson Cos., Inc.	15,900	469,368
Quest Diagnostics, Inc.	28,100	1,631,486
Tenet Healthcare Corp.*	80,000	410,400
UnitedHealth Group, Inc.	203,200	10,298,176
WellPoint, Inc.	68,700	4,551,375

		45,693,703

Health Care Technology — 0.1%
Cerner Corp.*	23,600	1,445,500

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	82,900	2,705,856
Chipotle Mexican Grill, Inc.*(a)	5,500	1,857,570
Darden Restaurants, Inc.(a)	25,350	1,155,453
International Game Technology	56,100	964,920
Marriott International, Inc. (Class A Stock)	49,403	1,441,086
McDonald’s Corp.	191,800	19,243,294
Starbucks Corp.	138,300	6,363,183
Starwood Hotels & Resorts Worldwide, Inc.	32,800	1,573,416
Wyndham Worldwide Corp.	32,563	1,231,858
Wynn Resorts Ltd.	13,100	1,447,419
Yum! Brands, Inc.	85,300	5,033,553

		43,017,608

Household Durables — 0.2%
D.R. Horton, Inc.(a)	45,200	569,972
Harman International Industries, Inc.	14,100	536,364
Leggett & Platt, Inc.(a)	28,200	649,728
Lennar Corp. (Class A Stock)	25,700	505,005
Newell Rubbermaid, Inc.	60,049	969,791
Pulte Group, Inc.*(a)	48,385	305,310
Whirlpool Corp.(a)	14,607	693,102

		4,229,272

Household Products — 2.3%
Clorox Co. (The)(a)	24,400	1,624,064
Colgate-Palmolive Co.(a)	89,700	8,287,383
Kimberly-Clark Corp.	73,388	5,398,421
Procter & Gamble Co. (The)(a)	510,381	34,047,517

		49,357,385

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)*	128,900	1,526,176
Constellation Energy Group, Inc.	38,950	1,545,146
NRG Energy, Inc.*	45,800	829,896

		3,901,218

SEE NOTES TO FINANCIAL STATEMENTS.

A102

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Industrial Conglomerates — 2.5%
3M Co.	131,300	$10,731,149
Danaher Corp.	101,500	4,774,560
General Electric Co.	1,963,600	35,168,076
Tyco International Ltd.	87,500	4,087,125

		54,760,910

Insurance — 3.4%
ACE Ltd.	64,300	4,508,716
Aflac, Inc.	90,500	3,915,030
Allstate Corp. (The)	100,288	2,748,894
American International Group, Inc.*(a)	76,629	1,777,793
Aon Corp.	62,425	2,921,490
Assurant, Inc.	20,600	845,836
Berkshire Hathaway, Inc. (Class B Stock)*	327,300	24,972,990
Chubb Corp. (The)	52,900	3,661,738
Cincinnati Financial Corp.	32,528	990,803
Genworth Financial, Inc. (Class A Stock)*	103,200	675,960
Hartford Financial Services Group, Inc. (The)	86,300	1,402,375
Lincoln National Corp.(a)	58,963	1,145,061
Loews Corp.	62,026	2,335,279
Marsh & McLennan Cos., Inc.	103,400	3,269,508
MetLife, Inc.	197,700	6,164,286
Principal Financial Group, Inc.	63,600	1,564,560
Progressive Corp. (The)	119,800	2,337,298
Torchmark Corp.	22,550	978,444
Travelers Cos., Inc. (The)	79,498	4,703,897
Unum Group	63,456	1,337,018
XL Group PLC (Class A Stock)	59,500	1,176,315

		73,433,291

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	66,700	11,545,770
Expedia, Inc.(a)	18,800	545,576
Netflix, Inc.*(a)	8,100	561,249
priceline.com, Inc.*	9,200	4,302,932
TripAdvisor, Inc.*(a)	18,800	473,948

		17,429,475

Internet Software & Services — 2.0%
Akamai Technologies, Inc.*	33,500	1,081,380
eBay, Inc.*	214,700	6,511,851
Google, Inc. (Class A Stock)*	46,650	30,131,235
VeriSign, Inc.	27,400	978,728
Yahoo!, Inc.*	233,200	3,761,516

		42,464,710

IT Services — 3.8%
Accenture PLC (Ireland) (Class A Stock)	119,400	6,355,662
Automatic Data Processing, Inc.	92,200	4,979,722
Cognizant Technology Solutions Corp. (Class A Stock)*	55,600	3,575,636
Computer Sciences Corp.	29,900	708,630
Fidelity National Information Services, Inc.	46,100	1,225,799

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
Fiserv, Inc.*	27,900	$1,638,846
International Business Machines Corp.	219,500	40,361,660
Mastercard, Inc. (Class A Stock)	19,800	7,381,836
Paychex, Inc.	61,250	1,844,238
SAIC, Inc.*(a)	54,400	668,576
Teradata Corp.*	31,200	1,513,512
Total System Services, Inc.	29,993	586,663
Visa, Inc. (Class A Stock)	95,000	9,645,350
Western Union Co. (The)	115,004	2,099,973

		82,586,103

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	27,150	865,813
Mattel, Inc.(a)	65,281	1,812,201

		2,678,014

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.*	65,682	2,294,272
Life Technologies Corp.*	35,430	1,378,582
PerkinElmer, Inc.	23,200	464,000
Thermo Fisher Scientific, Inc.*	72,900	3,278,313
Waters Corp.*	17,700	1,310,685

		8,725,852

Machinery — 2.0%
Caterpillar, Inc.(a)	118,500	10,736,100
Cummins, Inc.	38,300	3,371,166
Deere & Co.	77,800	6,017,830
Dover Corp.	36,000	2,089,800
Eaton Corp.	64,200	2,794,626
Flowserve Corp.	9,400	933,608
Illinois Tool Works, Inc.	92,600	4,325,346
Ingersoll-Rand PLC.(a)	60,000	1,828,200
Joy Global, Inc.	17,700	1,326,969
PACCAR, Inc.(a)	66,128	2,477,816
Pall Corp.	20,100	1,148,715
Parker Hannifin Corp.	31,087	2,370,384
Snap-on, Inc.	11,000	556,820
Stanley Black & Decker, Inc.	31,535	2,131,766
Xylem, Inc.	27,600	709,044

		42,818,190

Media — 3.1%
Cablevision Systems Corp. (Class A Stock)	35,800	509,076
CBS Corp. (Class B Stock)	122,868	3,334,637
Comcast Corp. (Class A Stock)	510,346	12,100,304
DIRECTV (Class A Stock)*(a)	138,300	5,913,708
Discovery Communications, Inc. (Class A Stock)*	51,500	2,109,955
Gannett Co., Inc.	42,900	573,573
Interpublic Group of Cos., Inc. (The)	83,162	809,166
McGraw-Hill Cos., Inc. (The)	57,100	2,567,787
News Corp. (Class A Stock)	413,700	7,380,408
Omnicom Group, Inc.(a)	53,100	2,367,198
Scripps Networks Interactive, Inc. (Class A Stock)(a)	15,600	661,752
Time Warner Cable, Inc.	57,226	3,637,857
Time Warner, Inc.	188,140	6,799,380

SEE NOTES TO FINANCIAL STATEMENTS.

A103

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Viacom, Inc. (Class B Stock)	108,168	$4,911,909
Walt Disney Co. (The)(a)	331,501	12,431,287
Washington Post Co. (The) (Class B Stock)(a)	1,000	376,810

		66,484,807

Metals & Mining — 0.9%
Alcoa, Inc.	204,576	1,769,582
Allegheny Technologies, Inc.	14,040	671,112
Cliffs Natural Resources, Inc.	27,000	1,683,450
Freeport-McMoRan Copper & Gold, Inc.	177,412	6,526,988
Newmont Mining Corp.	91,503	5,491,095
Nucor Corp.	58,500	2,314,845
Titanium Metals Corp.	8,000	119,840
United States Steel Corp.(a)	21,140	559,364

		19,136,276

Multiline Retail — 0.8%
Big Lots, Inc.*	11,300	426,688
Dollar Tree, Inc.*	20,100	1,670,511
Family Dollar Stores, Inc.	23,100	1,331,946
J.C. Penney Co., Inc.(a)	22,700	797,905
Kohl’s Corp.	49,400	2,437,890
Macy’s, Inc.	78,420	2,523,556
Nordstrom, Inc.	30,100	1,496,271
Sears Holdings Corp.*(a)	5,000	158,900
Target Corp.	126,468	6,477,691

		17,321,358

Multi-Utilities — 1.4%
Ameren Corp.	45,300	1,500,789
CenterPoint Energy, Inc.	72,810	1,462,753
CMS Energy Corp.	41,900	925,152
Consolidated Edison, Inc.(a)	51,200	3,175,936
Dominion Resources, Inc.	105,184	5,583,166
DTE Energy Co.	32,000	1,742,400
Integrys Energy Group, Inc.	14,150	766,647
NiSource, Inc.(a)	51,100	1,216,691
PG&E Corp.	73,500	3,029,670
Public Service Enterprise Group, Inc.	96,500	3,185,465
SCANA Corp.(a)	22,200	1,000,332
Sempra Energy	45,654	2,510,970
TECO Energy, Inc.	40,400	773,256
Wisconsin Energy Corp.	45,200	1,580,192
Xcel Energy, Inc.	90,095	2,490,226

		30,943,645

Office Electronics — 0.1%
Xerox Corp.	268,511	2,137,348

Oil, Gas & Consumable Fuels — 10.1%
Alpha Natural Resources, Inc.*	39,605	809,130
Anadarko Petroleum Corp.	91,126	6,955,648
Apache Corp.	72,850	6,598,753
Cabot Oil & Gas Corp.	20,300	1,540,770
Chesapeake Energy Corp.(a)	123,900	2,761,731
Chevron Corp.	372,892	39,675,709
ConocoPhillips	251,079	18,296,127

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Consol Energy, Inc.	42,500	$1,559,750
Denbury Resources, Inc.*	73,300	1,106,830
Devon Energy Corp.	76,500	4,743,000
El Paso Corp.	137,911	3,664,295
EOG Resources, Inc.	49,500	4,876,245
EQT Corp.	26,400	1,446,456
Exxon Mobil Corp.	891,654	75,576,593
Hess Corp.	57,000	3,237,600
Marathon Oil Corp.	136,894	4,006,887
Marathon Petroleum Corp.	68,447	2,278,601
Murphy Oil Corp.	38,600	2,151,564
Newfield Exploration Co.*	23,700	894,201
Noble Energy, Inc.	33,100	3,124,309
Occidental Petroleum Corp.	151,700	14,214,290
Peabody Energy Corp.	51,400	1,701,854
Pioneer Natural Resources Co.	21,200	1,896,976
QEP Resources, Inc.	33,200	972,760
Range Resources Corp.	29,500	1,827,230
Southwestern Energy Co.*	67,300	2,149,562
Spectra Energy Corp.	121,242	3,728,191
Sunoco, Inc.(a)	21,500	881,930
Tesoro Corp.*(a)	29,100	679,776
Valero Energy Corp.	105,300	2,216,565
Williams Cos., Inc. (The)	108,400	3,579,368

		219,152,701

Paper & Forest Products — 0.2%
International Paper Co.	82,867	2,452,863
MeadWestvaco Corp.	33,989	1,017,971

		3,470,834

Personal Products — 0.2%
Avon Products, Inc.	78,700	1,374,889
Estee Lauder Cos., Inc. (The) (Class A Stock)	21,100	2,369,952

		3,744,841

Pharmaceuticals — 6.2%
Abbott Laboratories	291,100	16,368,553
Allergan, Inc.	57,200	5,018,728
Bristol-Myers Squibb Co.	318,040	11,207,730
Eli Lilly & Co.	189,400	7,871,464
Forest Laboratories, Inc.*	52,600	1,591,676
Hospira, Inc.*	28,920	878,300
Johnson & Johnson	506,771	33,234,042
Merck & Co., Inc.	573,504	21,621,094
Mylan, Inc.*	76,300	1,637,398
Perrigo Co.	15,000	1,459,500
Pfizer, Inc.	1,430,873	30,964,092
Watson Pharmaceuticals, Inc.*	23,300	1,405,922

		133,258,499

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	8,800	658,504
Equifax, Inc.(a)	22,800	883,272
Robert Half International, Inc.	27,700	788,342

		2,330,118

SEE NOTES TO FINANCIAL STATEMENTS.

A104

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts — 1.7%
Apartment Investment & Management Co. (Class A Stock)(a)	21,974	$503,424
AvalonBay Communities, Inc.	16,018	2,091,951
Boston Properties, Inc.	28,100	2,798,760
Equity Residential	52,700	3,005,481
HCP, Inc.(a)	73,200	3,032,676
Health Care REIT, Inc.(a)	31,300	1,706,789
Host Hotels & Resorts, Inc.	123,726	1,827,433
Kimco Realty Corp.	76,400	1,240,736
Plum Creek Timber Co., Inc.(a)	27,000	987,120
ProLogis, Inc.	81,228	2,322,309
Public Storage(a)	27,100	3,643,866
Simon Property Group, Inc.	55,501	7,156,299
Ventas, Inc.	51,204	2,822,876
Vornado Realty Trust	33,257	2,556,133
Weyerhaeuser Co.	99,310	1,854,118

		37,549,971

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	51,100	777,742

Road & Rail — 0.9%
CSX Corp.	207,872	4,377,784
Norfolk Southern Corp.	66,600	4,852,476
Ryder System, Inc.	10,700	568,598
Union Pacific Corp.	90,300	9,566,382

		19,365,240

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*(a)	102,600	554,040
Altera Corp.	57,500	2,133,250
Analog Devices, Inc.	56,000	2,003,680
Applied Materials, Inc.	251,000	2,688,210
Broadcom Corp. (Class A Stock)	84,750	2,488,260
First Solar, Inc.*(a)	8,600	290,336
Intel Corp.	956,400	23,192,700
KLA-Tencor Corp.	32,000	1,544,000
Linear Technology Corp.	43,500	1,306,305
LSI Corp.*	118,000	702,100
Microchip Technology, Inc.(a)	28,900	1,058,607
Micron Technology, Inc.*	149,600	940,984
Novellus Systems, Inc.*	14,600	602,834
NVIDIA Corp.*(a)	108,250	1,500,345
Teradyne, Inc.*(a)	34,200	466,146
Texas Instruments, Inc.	214,700	6,249,917
Xilinx, Inc.	44,000	1,410,640

		49,132,354

Software — 3.4%
Adobe Systems, Inc.*(a)	94,600	2,674,342
Autodesk, Inc.*	41,400	1,255,662
BMC Software, Inc.*	32,700	1,071,906
CA, Inc.	74,773	1,511,536
Citrix Systems, Inc.*	35,400	2,149,488
Electronic Arts, Inc.*	58,900	1,213,340
Intuit, Inc.	56,500	2,971,335
Microsoft Corp.	1,383,900	35,926,044
Oracle Corp.	735,220	18,858,393
Red Hat, Inc.*	35,600	1,469,924

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Salesforce.com, Inc.*(a)	23,400	$2,374,164
Symantec Corp.*	146,111	2,286,637

		73,762,771

Specialty Retail — 2.0%
Abercrombie & Fitch Co. (Class A Stock)	15,700	766,788
AutoNation, Inc.*(a)	9,689	357,233
AutoZone, Inc.*	5,000	1,624,850
Bed Bath & Beyond, Inc.*	45,900	2,660,823
Best Buy Co., Inc.	58,525	1,367,729
CarMax, Inc.*(a)	40,000	1,219,200
GameStop Corp. (Class A Stock)*(a)	26,800	646,684
Gap, Inc. (The)	67,587	1,253,739
Home Depot, Inc. (The)	290,519	12,213,419
Limited Brands, Inc.(a)	44,796	1,807,519
Lowe’s Cos., Inc.(a)	234,700	5,956,686
O’Reilly Automotive, Inc.*	24,500	1,958,775
Orchard Supply Hardware Stores Corp. (Class A Stock)*	303	679
Ross Stores, Inc.	43,800	2,081,814
Staples, Inc.	133,000	1,847,370
Tiffany & Co.	20,900	1,384,834
TJX Cos., Inc.	72,800	4,699,240
Urban Outfitters, Inc.*(a)	19,000	523,640

		42,371,022

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	56,800	3,467,072
NIKE, Inc. (Class B Stock)	69,300	6,678,441
Ralph Lauren Corp.	12,400	1,712,192
VF Corp.	15,536	1,972,917

		13,830,622

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.(a)	107,200	670,000
People’s United Financial, Inc.(a)	64,900	833,965

		1,503,965

Tobacco — 2.0%
Altria Group, Inc.	376,600	11,166,190
Lorillard, Inc.	25,631	2,921,934
Philip Morris International, Inc.	323,100	25,356,888
Reynolds American, Inc.	64,300	2,663,306

		42,108,318

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	51,600	2,250,276
W.W. Grainger, Inc.	11,000	2,059,090

		4,309,366

Wireless Telecommunication Services — 0.3%
American Tower Corp.	72,500	4,350,725
MetroPCS Communications, Inc.*	47,100	408,828
Sprint Nextel Corp.*	579,622	1,356,315

		6,115,868

TOTAL COMMON STOCKS (cost $1,190,295,768)		2,119,266,445

SEE NOTES TO FINANCIAL STATEMENTS.

A105

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

PREFERRED STOCK	Shares	Value (Note 2)

Specialty Retail
Orchard Supply Hardware Stores Corp., Ser. A* (cost $294)	303	$679

TOTAL LONG-TERM INVESTMENTS (cost $1,190,296,062)		2,119,267,124

SHORT-TERM INVESTMENTS — 9.9%
Affiliated Money Market Mutual Fund — 9.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $210,002,906; includes $174,111,005 of cash collateral received for securities on loan) (Note 4)(b)(c)	210,002,906	210,002,906

	Principal Amount (000)
U.S Government Obligation — 0.2%
U.S. Treasury Bill, 0.06%, 06/28/2012 (cost $3,498,999)(d)(e)	$3,500	3,498,967

TOTAL SHORT-TERM INVESTMENTS (cost $213,501,905)		213,501,873

TOTAL INVESTMENTS — 107.9% (cost $1,403,797,967)		2,332,768,997
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (7.9%)		(170,357,650)

NET ASSETS — 100.0%		$2,162,411,347

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,090,459; cash collateral of $174,111,005 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at December 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2011	Unrealized Appreciation
Long Position:
137	S&P 500 Index	Mar. 2012	$41,953,848	$42,901,550	$947,702

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.
Level 2—	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,119,265,766	$—	$679
Preferred Stock	—	—	679
U.S. Government Obligation	—	3,498,967	—
Affiliated Money Market Mutual Fund	210,002,906	—	—
Other Financial Instruments*
Futures	947,702	—	—

Total	$2,330,216,374	$3,498,967	$1,358

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2011

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2011 was as follows:

Oil, Gas & Consumable Fuels	10.1%
Affiliated Money Market Mutual Fund (including 8.1% of collateral received for securities on loan)	9.7
Pharmaceuticals	6.2
Computers & Peripherals	4.5
IT Services	3.8
Insurance	3.4
Software	3.4
Media	3.1
Diversified Telecommunication Services	2.8
Aerospace & Defense	2.6
Beverages	2.6
Commercial Banks	2.6
Diversified Financial Services	2.6
Industrial Conglomerates	2.5
Food & Staples Retailing	2.4
Household Products	2.3
Semiconductors & Semiconductor Equipment	2.3
Chemicals	2.2
Communications Equipment	2.1
Health Care Providers & Services	2.1
Electric Utilities	2.0
Hotels, Restaurants & Leisure	2.0
Internet Software & Services	2.0
Machinery	2.0
Specialty Retail	2.0
Tobacco	2.0
Energy Equipment & Services	1.9
Food Products	1.9
Capital Markets	1.8
Health Care Equipment & Supplies	1.8
Real Estate Investment Trusts	1.7
Multi-Utilities	1.4

Biotechnology	1.2%
Air Freight & Logistics	1.0
Metals & Mining	0.9
Road & Rail	0.9
Consumer Finance	0.8
Internet & Catalog Retail	0.8
Multiline Retail	0.8
Textiles, Apparel & Luxury Goods	0.6
Electrical Equipment	0.5
Automobiles	0.4
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.4
Life Sciences Tools & Services	0.4
Auto Components	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.2
Household Durables	0.2
Independent Power Producers & Energy Traders	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
U.S Government Obligation	0.2
Airline	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Health Care Technology	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1

107.9
Liabilities in excess of other assets	(7.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker — variation margin	$947,702	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended December 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Warrants	Total
Equity contracts	$825,369	$(18,588)	$806,781

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$356,453

For the year ended December 31, 2011, the average value at trade date for futures long position was $43,234,469

SEE NOTES TO FINANCIAL STATEMENTS.

A107

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES December 31, 2011

ASSETS
Investments, at value including securities on loan of $169,090,459:
Unaffiliated investments (cost $1,193,795,061)	$2,122,766,091
Affiliated investments (cost $210,002,906)	210,002,906
Dividends and interest receivable	3,245,787
Receivable for investments sold	2,248,564
Prepaid expenses	13,956
Receivable for Series shares sold	4,674

Total Assets	2,338,281,978

LIABILITIES
Collateral for securities on loan	174,111,005
Payable for Series shares repurchased	765,796
Management fee payable	547,067
Due to broker-variation margin	164,400
Accrued expenses and other liabilities	155,468
Payable for investments purchased	83,910
Payable to custodian	42,059
Affiliated transfer agent fee payable	926

Total Liabilities	175,870,631

NET ASSETS	$2,162,411,347

Net assets were comprised of:
Paid-in capital	$1,236,642,834
Retained earnings	925,768,513

Net assets, December 31, 2011	$2,162,411,347

Net asset value and redemption price per share, $2,162,411,347 / 68,721,804 outstanding shares of beneficial interest	$31 .47

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,261)	$45,856,840
Affiliated income from securities loaned, net	320,619
Affiliated dividend income	73,948
Interest	4,930

46,256,337

EXPENSES
Management fee	7,841,258
Custodian’s fees and expenses	242,000
Shareholders’ reports	240,000
Trustees’ fees	31,000
Insurance expenses	25,000
Audit fee	19,000
Legal fees and expenses	13,000
Transfer agent’s fee and expenses (including affiliated expense of $5,500) (Note 4)	12,000
Commitment fee on syndicated credit agreement	9,000
Miscellaneous	15,784

Total expenses	8,448,042
Less: Management fee waiver (Note 3)	(1,120,180)

Net expenses	7,327,862

NET INVESTMENT INCOME	38,928,475

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	30,219,312
Futures transactions	825,369

31,044,681

Net change in unrealized appreciation (depreciation) on:
Investments	(25,929,941)
Futures	356,453

(25,573,488)

NET GAIN ON INVESTMENTS	5,471,193

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,399,668

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2011	2010
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$38,928,475	$36,017,691
Net realized gain (loss) on investments	31,044,681	26,323,776
Net change in unrealized appreciation (depreciation) on investments	(25,573,488)	229,703,996

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	44,399,668	292,045,463

DISTRIBUTIONS	(36,002,280)	(37,719,877)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,251,307 and 2,969,405 shares, respectively]	39,571,327	85,912,285
Series shares issued in reinvestment of distributions [1,145,475 and 1,398,068 shares, respectively]	36,002,280	37,719,877
Series shares repurchased [6,278,327 and 6,996,110 shares, respectively]	(199,110,942)	(198,465,748)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(123,537,335)	(74,833,586)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,139,947)	179,492,000
NET ASSETS:
Beginning of year	2,277,551,294	2,098,059,294

End of year	$2,162,411,347	$2,277,551,294

SEE NOTES TO FINANCIAL STATEMENTS.

A108

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of eighteen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

B1

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolios which mature in more than 60 days are valued at fair value and those short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Each Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. Certain Portfolios of the Series Fund entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty

B2

credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales:    Certain Portfolios of the Series Fund may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

Certain Portfolios of the Series Fund entered into financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve duration. Certain Portfolios entered into equity index futures contracts to gain market exposure. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options:    Certain Portfolios of the Series Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities and foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options, and guarantees the futures and options contracts against default.

B3

Swap Agreements:    Certain Portfolios of the Series Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios in the Series Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of particular issuer’s default by selling credit default swaps. The Portfolios’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty that permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value

B4

in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of December 31, 2011, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights:    Certain Portfolios of the Series Fund hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon,

B5

original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion*	0.30

*	Effective August 1, 2010, PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

B6

At December 31, 2011, the Subadvisors that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has voluntarily agreed to reimburse the Stock Index Portfolio in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to an annualized rate of 0.75% of the average daily net assets. Effective July 1, 2011, the expense limitation was removed.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the year ended December 31, 2011, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$74,456
Diversified Bond Portfolio	45,468
Equity Portfolio	132,162
Flexible Managed Portfolio	52,948
Global Portfolio	74,586
Government Income Portfolio	10,854
Stock Index Portfolio	95,769

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

B7

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the year ended December 31, 2011 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$3,351,969,212	$3,435,929,009
Diversified Bond Portfolio	1,783,531,305	1,756,877,303
Equity Portfolio	1,570,965,317	1,723,757,034
Flexible Managed Portfolio	5,878,694,717	5,912,405,949
Global Portfolio	414,793,034	444,922,313
Government Income Portfolio	6,125,987,480	6,128,727,376
Stock Index Portfolio	52,374,307	168,357,296

The Diversified Bond Portfolio’s options written activity for the year ended December 31, 2011 was as follows:

Diversified Bond Portfolio	Contracts	Premiums
Balance as of December 31, 2010	500	$1,506,673
Options written	—	—
Options terminated in closing purchase transactions	(500)	(1,506,673)
Options expired	—	—

Balance as of December 31, 2011	—	$—

Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of December 31, 2011, the Equity Portfolio has Class II shares outstanding.

B8

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:

Class I	Shares	Amount
Year ended December 31, 2011:
Series shares sold	781,393	$19,351,385
Series shares issued in reinvestment of distributions	887,087	22,097,344
Series shares repurchased	(9,666,900)	(241,561,350)

Net increase (decrease) in shares outstanding	(7,998,420)	$(200,112,621)

Year ended December 31, 2010:
Series shares sold	915,389	$20,563,535
Series shares issued in reinvestment of distributions	1,145,195	24,392,657
Series shares repurchased	(11,064,183)	(246,443,793)

Net increase (decrease) in shares outstanding	(9,003,599)	$(201,487,601)

Class II
Year ended December 31, 2011:
Series shares sold	23,819	$618,805
Series shares issued in reinvestment of distributions	159	4,010
Series shares repurchased	(18,984)	(458,348)

Net increase (decrease) in shares outstanding	4,994	$164,467

Year ended December 31, 2010:
Series shares sold	65,768	$1,489,189
Series shares issued in reinvestment of distributions	86	1,854
Series shares repurchased	(7,367)	(170,754)

Net increase (decrease) in shares outstanding	58,487	$1,320,289

Note 8:	Borrowings

The Portfolios along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolio utilized the SCA during the year ended December 31, 2011. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at December 31, 2011
Global Portfolio	$164,000	3	1.49%	$—

Note 9:	Ownership and Affiliates

As of December 31, 2011, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

B9

Note 10:	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

B10

Financial Highlights

	Conservative Balanced Portfolio
	Year Ended December 31,
	2011	2010	2009	2008	2007(a)
Per Share Operating Performance:
Net Asset Value, beginning of year	$15.96	$14.65	$12.69	$16.69	$16.21

Income (Loss) From Investment Operations:
Net investment income	.36	.37	.39	.50	.50
Net realized and unrealized gain (loss) on investments	.37	1.31	2.08	(3.98)	.49

Total from investment operations	.73	1.68	2.47	(3.48)	.99

Less Distributions	(.37)	(.37)	(.51)	(.52)	(.51)

Net Asset Value, end of year	$16.32	$15.96	$14.65	$12.69	$16.69

Total Return(b)	4.60%	11.74%	20.01%	(21.41)%	6.12%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,191.6	$2,234.7	$2,138.7	$1,957.5	$2,721.9
Ratios to average net assets(c):
Expenses	.59%	.59%	.59%	.59%	.59%
Net investment income	2.12%	2.32%	2.68%	3.12%	2.95%
Portfolio turnover rate	215%	185%	250%	336%	178%

	Diversified Bond Portfolio
	Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of year	$11.67	$11.16	$9.89	$10.90	$10.85

Income (Loss) From Investment Operations:
Net investment income	.56	.52	.50	.54	.58
Net realized and unrealized gain (loss) on investments	.30	.63	1.46	(.90)	.02

Total from investment operations	.86	1.15	1.96	(.36)	.60

Less Distributions	(.79)	(.64)	(.69)	(.65)	(.55)

Net Asset Value, end of year	$11.74	$11.67	$11.16	$9.89	$10.90

Total Return(b)	7.51%	10.57%	20.51%	(3.46)%	5.71%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,556.9	$1,522.9	$1,363.5	$1,134.8	$1,218.3
Ratios to average net assets(c):
Expenses	.42%	.46%	.44%	.44%	.44%
Net investment income	4.76%	4.46%	4.79%	5.07%	5.39%
Portfolio turnover rate	167%	191%	401%	723%	476%

(a)	Calculated based on average shares outstanding during the year.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

	Equity Portfolio
	Class I
	Year Ended December 31,
	2011	2010	2009	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, beginning of year	$24.75	$22.30	$16.40	$29.67	$27.45

Income (Loss) From Investment Operations:
Net investment income	.13	.15	.16	.29	.35
Net realized and unrealized gain (loss) on investments	(.98)	2.48	6.04	(10.52)	2.21

Total from investment operations	(.85)	2.63	6.20	(10.23)	2.56

Less Distributions:	(.17)	(.18)	(.30)	(3.04)	(.34)

Net Asset Value, end of year	$23.73	$24.75	$22.30	$16.40	$29.67

Total Return(a)	(3.47)%	11.90%	38.17%	(38.16)%	9.32%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,997.5	$3,324.3	$3,195.1	$2,521.0	$4,423.9
Ratios to average net assets(b):
Expenses	.48%	.48%	.48%	.48%	.47%
Net investment income	.58%	.71%	.90%	1.21%	1.16%
Portfolio turnover rate	49%	68%	98%	67%	57%

	Equity Portfolio
	Class II
	Year Ended December 31,
	2011	2010	2009	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, beginning of year	$25.00	$22.46	$16.47	$29.81	$27.52

Income (Loss) From Investment Operations:
Net investment income	.06	.04	.09	.19	.28
Net realized and unrealized gain (loss) on investments	(1.03)	2.54	6.07	(10.61)	2.20

Total from investment operations	(.97)	2.58	6.16	(10.42)	2.48

Less Distributions:	(.04)	(.04)	(.17)	(2.92)	(.19)

Net Asset Value, end of year	$23.99	$25.00	$22.46	$16.47	$29.81

Total Return(a)	(3.87)%	11.50%	37.58%	(38.47)%	8.91%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2.0	$1.9	$.4	$.4	$1.3
Ratios to average net assets(b):
Expenses	.88%	.88%	.88%	.88%	.87%
Net investment income	.19%	.34%	.52%	.78%	.74%
Portfolio turnover rate	49%	68%	98%	67%	57%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

	Flexible Managed Portfolio
	Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of year	$15.63	$14.28	$12.34	$18.30	$18.36

Income (Loss) From Investment Operations:
Net investment income	.33	.31	.34	.45	.50
Net realized and unrealized gain (loss) on investments	.34	1.37	2.05	(4.62)	.65

Total from investment operations	.67	1.68	2.39	(4.17)	1.15

Less Distributions	(.31)	(.33)	(.45)	(1.79)	(1.21)

Net Asset Value, end of year	$15.99	$15.63	$14.28	$12.34	$18.30

Total Return(a)	4.34%	12.03%	19.95%	(24.82)%	6.30%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$3,036.8	$3,077.3	$2,906.0	$2,621.6	$3,716.3
Ratios to average net assets(b):
Expenses	.63%	.64%	.63%	.64%	.63%
Net investment income	2.01%	2.06%	2.50%	2.85%	2.53%
Portfolio turnover rate	246%	205%	248%	321%	212%

	Global Portfolio
	Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of year	$18.49	$16.68	$13.07	$24.62	$22.53

Income (Loss) From Investment Operations:
Net investment income	.29	.28	.28	.40	.36
Net realized and unrealized gain (loss) on investments	(1.56)	1.79	3.75	(10.38)	2.00

Total from investment operations	(1.27)	2.07	4.03	(9.98)	2.36

Less Distributions	(.28)	(.26)	(.42)	(1.57)	(.27)

Net Asset Value, end of year	$16.94	$18.49	$16.68	$13.07	$24.62

Total Return(a)	(6.97)%	12.74%	31.39%	(42.92)%	10.48%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$564.2	$648.5	$619.5	$512.7	$985.0
Ratios to average net assets(b):
Expenses	.84%	.87%	.85%	.84%	.81%
Net investment income	1.54%	1.60%	1.77%	2.01%	1.43%
Portfolio turnover rate	69%	69%	50%	65%	48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

	Government Income Portfolio
	Year Ended December 31,
	2011	2010	2009	2008		2007
Per Share Operating Performance:
Net Asset Value, beginning of year	$12.03	$11.86	$11.40	$11.38		$11.26

Income (Loss) From Investment Operations:
Net investment income	.30	.35	.37	.45		.53
Net realized and unrealized gain (loss) on investments	.60	.47	.49	.03		.10

Total from investment operations	.90	.82	.86	.48		.63

Less Distributions	(.56)	(.65)	(.40)	(.46)		(.51)

Net Asset Value, end of year	$12.37	$12.03	$11.86	$11.40		$11.38

Total Return(a)	7.63%	6.99%	7.71%	4.30%		5.70%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$416.7	$399.2	$375.4	$370.5		$340.3
Ratios to average net assets(b):
Expenses	.46%	.50%	.47%	.52	%(c)	.52%
Net investment income	2.48%	2.87%	3.11%	3.98	%(c)	4.62%
Portfolio turnover rate	1554%	1122%	1179%	2707%		2377%

	Stock Index Portfolio
	Year Ended December 31,
	2011	2010	2009	2008	2007
Per Share Operating Performance:
Net Asset Value, beginning of year	$31.37	$27.89	$22.76	$36.84	$35.64

Income (Loss) From Investment Operations:
Net investment income	.54	.48	.49	.64	.68
Net realized and unrealized gain (loss) on investments	.07	3.51	5.32	(14.02)	1.14

Total from investment operations	.61	3.99	5.81	(13.38)	1.82

Less Distributions	(.51)	(.51)	(.68)	(.70)	(.62)

Net Asset Value, end of year	$31.47	$31.37	$27.89	$22.76	$36.84

Total Return(a)	1.95%	14.59%	26.07%	(36.94)%	5.10%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,162.4	$2,277.6	$2,098.1	$1,815.8	$3,122.4
Ratios to average net assets(b):
Expenses	.33%	.36%	.37%	.37%	.37%
Net investment income	1.74%	1.70%	2.06%	2.04%	1.73%
Portfolio turnover rate	2%	4%	5%	4%	3%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Includes interest expense of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders

The Prudential Series Fund:

We have audited the accompanying statements of assets and liabilities of the Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio (hereafter referred to as the “Portfolios”), each a portfolio of The Prudential Series Fund, including the portfolios of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2011, and the results of their operations, the changes in their net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 16, 2012

D1

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

Information about the Trustees and the Officers of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Trustees(1)
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Susan Davenport Austin (44) No. of Portfolios Overseen: 84	Senior Vice President and Chief Financial Officer (Since 2007) and Vice President of Strategic Planning and Treasurer (2002-2007) of Sheridan Broadcasting Corporation; President of Sheridan Gospel Network (Since 2004); Vice President, Goldman, Sachs & Co. (2000-2001); Associate Director, Bear, Stearns & Co. Inc (1997-2000); Vice President, Salomon Brothers Inc (1993-1997); President of the Board, The MacDowell Colony (Since 2010); Chairman of the Board of Directors, Broadcast Music, Inc. (Since 2007); Member of the Board of Directors, Hubbard Radio, LLC (Since 2011); formerly Member of the Board of Directors, National Association of Broadcasters (2004-2010).	None
Saul K. Fenster, Ph.D. (78) No. of Portfolios Overseen: 84	President Emeritus of New Jersey Institute of Technology (since 2002); formerly President (1978-2002) of New Jersey Institute of Technology; Commissioner (1998-2002) of the Middle States Association Commission on Higher Education; Commissioner (1985-2002) of the New Jersey Commission on Science and Technology; formerly Director (1998-2005) of Society of Manufacturing Engineering Education Foundation; formerly Director of Prosperity New Jersey; formerly a director or trustee of Liberty Science Center, Research and Development Council of New Jersey, New Jersey State Chamber of Commerce, and National Action Council for Minorities in Engineering.	Formerly Director (2000-2006) of IDT Corporation.
Delayne Dedrick Gold (73) No. of Portfolios Overseen: 84	Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.	None
W. Scott McDonald, Jr., Ph.D. (74) No. of Portfolios Overseen: 84	Formerly Management Consultant (1997-2004) and of Counsel (2004-2005) at Kaludis Consulting Group, Inc. (company serving higher education); formerly principal (1995-1997), Scott McDonald Associates; Chief Operating Officer (1991-1995), Fairleigh Dickinson University; Executive Vice President and Chief Operating Officer (1975-1991), Drew University; interim President (1988-1990), Drew University; formerly Director of School, College and University Underwriters Ltd.	None
Thomas T. Mooney (70) No. of Portfolios Overseen: 84	Formerly Chief Executive Officer, Excell Partners, Inc. (2005-2007) formerly President of the Greater Rochester Metro Chamber of Commerce (1976-2004) formerly Rochester City Manager (1973); formerly Deputy Monroe County Executive (1974-1976).	None
Thomas M. O’Brien (61) No. of Portfolios Overseen: 84	President and COO (since November 2006) and CEO (since April 2007) of State Bancorp, Inc. and State Bank; formerly Vice Chairman (January 1997-April 2000) of North Fork Bank; formerly President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.	Director (since April 2008) of Federal Home Loan Bank of New York; formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (since November 2006) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.
F. Don Schwartz (76) No. of Portfolios Overseen: 84	Independent Management/Marketing Consultant (since 2002); formerly CEO and President of AceCo, Inc. (1985-2001) (consulting firm specializing in universal/variable life and variable annuity products); formerly Vice President of The Equitable Life Assurance Society; formerly Guest Insurance Professor at the American College, Louisiana State University, Alabama State University and the Insurance Marketing Institute; Advisor to several state insurance commissioners; a Chartered Life Underwriter, Chartered Financial Consultant and Fellow of the Life Insurance Management Institute.	None.

E1

Interested Trustees(1)
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen Pelletier (58) No. of Portfolios Overseen: 84	President of Prudential Annuities (since September 2008); Chairman and CEO, International Investments, Prudential Financial (since January 1998).	None
Robert F. Gunia (65) No. of Portfolios Overseen: 84	Independent Consultant (since October 2009); formerly Chief Administrative Officer (September 1999-September 2009) and Executive Vice President (December 1996-September 2009) of Prudential Investments LLC; formerly Executive Vice President (March 1999-September 2009) and Treasurer (May 2000-September 2009) of Prudential Mutual Fund Services LLC; formerly President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (December 2008-December 2009) of Prudential Investment Management Services LLC; formerly Chief Administrative Officer, Executive Vice President and Director (May 2003-September 2009) of AST Investment Services, Inc.	Director (since May 1989) of The Asia Pacific Fund, Inc.
Timothy S. Cronin (46) Number of Portfolios Overseen: 84	Chief Investment Officer and Strategist of Prudential Annuities (since January 2004); Director of Investment & Research Strategy (since February 1998); President of AST Investment Services, Inc. (since June 2005).	None.

(1) The year that each Trustee joined the Fund’s Board is as follows: Susan Davenport Austin, 2011; Timothy S. Cronin, 2011; Saul K. Fenster, 1983; Delayne Dedrick Gold, 2001; Robert F. Gunia, 2001; W. Scott McDonald, Jr., 1983; Thomas T. Mooney, 2001; Thomas M. O’Brien, 2003; Stephen Pelletier, 2011; F. Don Schwartz, 2003.

Fund Officers(a)(1)
Name, Address and Age Position with the Fund	Principal Occupation(s) During the Past Five Years
Kathryn L. Quirk (59) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (54) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (53) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (37) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1999-2004).
John P. Schwartz (40) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown Wood LLP (1997-2005).
Andrew R. French (49) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.
Timothy J. Knierim (53) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (53) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (49) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).
Richard W. Kinville (43) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009 ).
Grace C. Torres (52) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

E2

Fund Officers(a)(1)
Name, Address and Age Position with the Fund	Principal Occupation(s) During the Past Five Years
M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (53) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).
Alan Fu (55) Assistant Treasurer	Vice President and Corporate Counsel - Tax, Prudential Financial, Inc. (since October 2003).

(a) Excludes Mr. Pelletier and Mr. Cronin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year in which each individual became an Officer of the Fund is as follows: Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Grace C. Torres, 1997; Peter Parrella, 2007; M. Sadiq Peshimam, 2006; Alan Fu, 2006; Richard W. Kinville, 2011.

Explanatory Notes to Tables:

Trustees are deemed to be “Interested”, as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC. Stephen Pelletier and Timothy Cronin are Interested Trustees because they are employed by an affiliate of the Manager of the Fund. Robert F. Gunia will be considered an Interested Trustee for at least two years after his retirement from employment by the Manager and its affiliates (which was on or about October 21, 2009). He will also be an Interested Trustee as long as he holds a beneficial interest in securities issued by the Manager or its affiliates.

Unless otherwise noted, the address of all Trustees and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

There is no set term of office for Trustees or Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 78, provided that the Board may extend the retirement age on a year-by-year basis for a Trustee.

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

“No. of Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC (PI) and/or AST Investment Services, Inc. (ASTI) (collectively, the Manager) that are overseen by the Trustee. The investment companies for which PI and/or ASTI serves as Manager include The Prudential Variable Contract Accounts, The Prudential Series Fund, Advanced Series Trust and Prudential’s Gibraltar Fund, Inc.

E3

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	Presorted Standard U.S. Postage PAID Prudential

Prudential Retirement, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0172931-00003-00    MD.RS.011

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2011 and December 31, 2010, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,000 and $18,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)	(2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2011 and 2010. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2011 and 2010 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Variable Contract Account-11

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 21, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	February 21, 2012